UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
October 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended October 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
in April and rose further during the reporting period due to increased demand for goods amid supply-chain bottlenecks.
During the summer, investors became concerned the
swiftly spreading Delta variant of COVID-19 could hinder
the economic recovery, and growth slowed in 2021’s third
quarter.
During the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, held the
federal funds rate unchanged at 0.25%, and it continued
broad quantitative easing measures to bolster credit
markets. The Fed also adjusted its economic growth and
inflation projections higher and expected to begin decreasing its asset purchases later this year, while delaying any
interest rate increases until reaching its goal of maximum
U.S. employment.
In this environment, U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index, posted a +10.91% total return
for the six-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series’ semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin Growth Opportunities Fund 4
Franklin Small Cap Growth Fund 9
Franklin Small-Mid Cap Growth Fund 14
Financial Highlights and Statements of Investments 19
Financial Statements 51
Notes to Financial Statements 56
Shareholder Information 82
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500
®
), posted a +10.91% total return for the six
months ended October 31, 2021.
1
Stocks benefited from the
continued economic recovery, the ongoing implementation
of COVID-19 vaccination programs and easing pandemic
restrictions. A rebound in corporate earnings and the U.S.
Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new
all-time price highs late in the six-month period.
The U.S. economy continued to recover amid declining
unemployment, solid wage growth and high business
confidence. Gross domestic product continued to grow as
strong consumer spending supported the economy. The
ongoing growth of the economy led the U.S. to surpass its
pre-pandemic output in 2021’s second quarter.
The inflation rate was elevated during the six-month period
amid increased demand and supply-chain bottlenecks.
U.S. consumer spending on goods remained strong,
adding to pressure on the prices of many products. A
global semiconductor shortage weighed on production of
automobiles, leading to higher prices for both new and
used vehicles. Energy prices also rose amid higher fuel
demand and supply constraints, exacerbated by hurricanes
that hampered production in the Gulf Coast region.
Consequently, the personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 6.1% in April 2021 to 4.6%
in October 2021 as job openings increased, but a relative
lack of available workers fueled wage growth, adding to
some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In its
September 2021 meeting statement, the Fed indicated that
it soon plans to reduce its purchases of U.S. Treasury and
mortgage-backed securities. The Fed also noted that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The foregoing information reflects our analysis and opinions as of October 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Franklin Growth Opportunities Fund
This semiannual report for Franklin Growth Opportunities
Fund covers the period ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal
conditions, the Fund invests predominantly in equity
securities of companies demonstrating accelerating growth,
increasing profitability, or above-average growth or growth
potential as compared with the overall economy.
Performance Overview
The Fund’s Class A shares posted a +15.24% cumulative
total return for the six months under review. In comparison, the Fund’s narrow benchmark, the Russell 3000
®
Growth
Index, which measures the performance of those Russell
3000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates, posted a +14.17%
cumulative total return.
1
The Fund’s broad benchmark, the
Standard & Poor’s 500 Index (S&P 500), which tracks the
broad U.S. stock market, posted a +10.91% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the six months under review, overall stock selection
contributed to the Fund’s positive performance relative to
the Russell 3000
®
Growth Index. At the sector level, stock
selection in the consumer discretionary and information
technology (IT) sectors meaningfully contributed to relative results, while stock selection and an overweighting in the
industrials sector and stock selection in the consumer
staples sector were leading detractors from relative returns.
Top contributors in the consumer discretionary sector
included Figs and Lucid Group (not part of the index).
Figs, which launched its initial public offering in May 2021, is a vertically integrated e-commerce health care apparel
company that has done a good job at establishing itself as
a lifestyle brand for professional uniforms and taking market
Portfolio Composition
10/31/21
% of Total
Net Assets
Software 24.4%
IT Services 12.2%
Health Care Equipment & Supplies 8.7%
Internet & Direct Marketing Retail 7.2%
Semiconductors & Semiconductor Equipment 5.7%
Interactive Media & Services 4.4%
Capital Markets 4.2%
Technology Hardware, Storage & Peripherals 3.8%
Professional Services 3.1%
Health Care Providers & Services 2.5%
Automobiles 2.4%
Equity Real Estate Investment Trusts (REITs) 2.1%
Health Care Technology 1.8%
Hotels, Restaurants & Leisure 1.4%
Other* 15.7%
Short-Term Investments & Other Net Assets 0.4%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
24
.

Franklin Growth Opportunities Fund

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Semiannual Report
share in the medical scrubs category. In July 2021, electric carmaker Lucid Group went public. Over the reporting
period, Lucid’s stock price rallied as the company announced the start of production and the timing of the first deliveries of its luxury sedan that will directly compete with Tesla.
Conversely, our underweighting in the rising shares of Tesla was a drag on relative performance as the electric vehicle
company continues to attract buyers and grow revenue.
The IT sector had three of the Fund’s top five relative
contributors over the period—Bill.com Holdings, Confluent
(not part of the index) and Marqeta (not part of the index).
Bill.com is a cloud-based back-office payments specialist.
The company has seen increased adoption of its virtual
card and cross-border offerings, and new customer growth
has been well above expectations. The big news over
the period was its acquisition of a spend management
software company that can help position Bill.com as an
all-inclusive financial operating system for small- and
medium-sized businesses, which we view as a positive
long-term opportunity. Confluent is a cloud-data platform
that enables digital transformation in companies. The
company went public in June 2021 and investors have been
rewarded with better-than-expected second-quarter financial
results from strong sales growth and a tripling of its cloud business. Marqeta also launched its initial public offering in
June as the world’s first modern card-issuing platform and
the company has already partnered with many big-name
companies to create payment card solutions. In contrast,
an underweighting in Microsoft, which saw its stock price
appreciate over the period, dampened relative performance.
To a lesser extent, payment processor Mastercard and
cloud-communication platform company Twilio delivered
lackluster performance and hurt relative returns.
In the industrials sector, Proterra (not part of the index)
struggled over the period. In our view, the commercial
electric vehicle (EV) company is well-positioned to benefit
from the electrification of commercial vehicles by leveraging its position as a leading manufacturer of EV transit buses.
Furthermore, the Biden administration’s infrastructure
spending program is set to include a portion focused on
green energy, which may incentivize companies to turn
to more alternative and renewable sources of energy,
potentially creating a sustainable business model for
Proterra.
Thank you for your continued participation in Franklin Growth
Opportunities Fund. We look forward to serving your future
investment needs.
Grant Bowers
Lead Portfolio Manager
Sara Araghi, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/21
Company
Industry
% of Total
Net Assets
a a
Amazon.com, Inc. 7.2%
Internet & Direct Marketing Retail
Microsoft Corp. 4.4%
Software
Apple, Inc. 3.8%
Technology Hardware, Storage & Peripherals
Mastercard , Inc. 3.3%
IT Services
Alphabet, Inc. 3.0%
Interactive Media & Services
NVIDIA Corp. 3.0%
Semiconductors & Semiconductor Equipment
ServiceNow , Inc. 2.9%
Software
Bill.com Holdings, Inc. 2.6%
Software
Visa, Inc. 2.2%
IT Services
SBA Communications Corp. 2.1%
Equity Real Estate Investment Trusts (REITs)

Performance Summary as of October 31, 2021
Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/ 31 /21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +15.24% +8.90%
1-Year +39.12% +31.45%
5-Year +198.29% +23.03%
10-Year +397.58% +16.74%
Advisor
6-Month +15.38% +15.38%
1-Year +39.49% +39.49%
5-Year +202.08% +24.75%
10-Year +411.17% +17.72%
See page 7 for Performance Summary footnotes.

Franklin Growth Opportunities Fund
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
1,2
Expenses
Paid During
Period
5/1/21–10/31/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,152.40 $4.87 $1,020.68 $4.57 0.90%
C $1,000 $1,148.20 $8.93 $1,016.89 $8.38 1.65%
R $1,000 $1,150.90 $6.22 $1,019.42 $5.84 1.15%
R6 $1,000 $1,154.30 $3.09 $1,022.34 $2.90 0.57%
Advisor $1,000 $1,153.80 $3.52 $1,021.94 $3.30 0.65%

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Semiannual Report
Franklin Small Cap Growth Fund
This semiannual report for Franklin Small Cap Growth Fund
covers the period ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-cap companies.
For this Fund, small-cap companies are those with market
capitalizations not exceeding $1.5 billion or the highest
market capitalization in the Russell 2000
®
Index, whichever
is greater, at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a -1.43% cumulative
total return for the six months under review. In comparison, the Russell 2000
®
Growth Index, which measures the
performance of small-cap companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a +0.44% cumulative total return.
2
The Standard &
Poor’s 500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a +10.91% cumulative total return.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the six months under review, the Fund’s negative
performance relative to the Russell 2000
®
Growth Index
was driven mainly by stock selection in the industrials and
consumer staples sectors and a lack of exposure to the
energy sector, which received a boost from rising oil prices.
In contrast, stock selection and an overweighting in the
information technology (IT) sector contributed notably to
positive relative returns. Other sector contributors included financials and communication services, the latter due to lack of exposure.
Portfolio Composition
10/31/21
% of Total
Net Assets
Biotechnology 10.2%
Software 9.2%
Specialty Retail 8.3%
Semiconductors & Semiconductor Equipment 6.8%
IT Services 6.7%
Health Care Equipment & Supplies 4.6%
Health Care Technology 4.1%
Hotels, Restaurants & Leisure 3.9%
Capital Markets 3.8%
Machinery 3.4%
Food Products 3.1%
Health Care Providers & Services 2.8%
Banks 2.8%
Trading Companies & Distributors 2.8%
Other* 25.5%
Short-Term Investments & Other Net Assets 2.0%
1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
34
.

Franklin Small Cap Growth Fund

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Semiannual Report
The industrials sector was pressured by holdings in Proterra
(not part of the index) and Allegiant Travel. Proterra, a
commercial electric vehicle (EV) company, struggled over
the period after coming public in July 2021. Despite recent
lackluster stock performance, we believe Proterra is well-
positioned to benefit from the electrification of commercial vehicles by leveraging its position as a leading manufacturer of EV transit buses. Furthermore, the Biden administration’s infrastructure spending program is set to include a portion
focused on green energy, which may incentivize transit
authorities to turn to more alternative and renewable sources of energy, potentially creating opportunities for increased
future orders for Proterra. While Allegiant Travel continues to show healthy growth, the leisure travel company has faced
a rising fuel-cost environment, which dampened its stock.
Contributing to relative results in the sector was online legal platform LegalZoom.com (not part of the index), whose
shares jumped in value following the company’s public
market debut in June 2021. The company offers online legal
solutions for small businesses and consumers and has a
mission of making legal help accessible to all.
Discount grocery chain Grocery Outlet Holding (not part of
the index; not held at period-end) detracted from relative
returns in the consumer staples sector as higher food
inflation and shipping costs weighed on the stock. From the
consumer discretionary sector, American Eagle Outfitters
(AEO) is a clothing retailer that faced headwinds on
concerns of supply chain impacts on the retailing sector and reported disappointing revenue growth during the period,
as online sales began to shift to store traffic in the wake of improving COVID-19 metrics. AEO is focused on supply
chain and logistics, making sure it has everything in place for back-to-school, the holidays and other shopping seasons.
Conversely, a position in casino operator Red Rock Resorts,
whose shares rose as the economy reopened, offset the
relative underperformance experienced by AEO.
Elsewhere, 1Life Healthcare, which operates member-
based primary health care clinics under the name One
Medical, saw expenses rise over the period as the company
continued to invest in sales and marketing, technology, and
support functions. The company also acquired Iora Health
(not a Fund holding), which treats Medicare patients, and the acquisition led to a further decline in stock price.
Turning to contributors, SiTime and Marqeta (not part
of the index) were among the best performers in the
IT sector. SiTime manufactures timing solutions used
in various industries including aerospace, automobiles
and communications. The company has demonstrated
operating leverage well ahead of market expectations in
both magnitude and timing. As a result, shares rallied over
the period. Marqeta launched its initial public offering in
June 2021 as the world’s first modern card-issuing platform.
The company has already partnered with many big-name
companies to create payment card solutions. Elsewhere,
investment bank Houlihan Lokey saw record revenue growth
in its merger-and-acquisition business, which lifted its stock.
Thank you for your continued participation in Franklin Small
Cap Growth Fund. We look forward to serving your future
investment needs.
Michael P. McCarthy, CFA
Lead Portfolio Manager
Bradley T. Carris, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/21
Company
Industry
% of Total
Net Assets
a aa
Inspire Medical Systems, Inc. 1.8%
Health Care Technology
Red Rock Resorts, Inc. 1.5%
Hotels, Restaurants & Leisure
SiTime Corp. 1.5%
Semiconductors & Semiconductor Equipment
Western Alliance Bancorp 1.5%
Banks
Beacon Roofing Supply, Inc. 1.5%
Trading Companies & Distributors
Houlihan Lokey , Inc. 1.4%
Capital Markets
Rexford Industrial Realty, Inc. 1.4%
Equity Real Estate Investment Trusts (REITs)
Phreesia , Inc. 1.4%
Health Care Technology
Allegiant Travel Co. 1.4%
Airlines
Semtech Corp. 1.4%
Semiconductors & Semiconductor Equipment

Performance Summary as of October 31, 2021
Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/ 31 /21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -1.43% -6.85%
1-Year +31.12% +23.89%
5-Year +154.42% +19.17%
10-Year +341.16% +15.34%
Advisor
6-Month -1.32% -1.32%
1-Year +31.47% +31.47%
5-Year +157.40% +20.82%
10-Year +352.74% +16.30%
See page 12 for Performance Summary footnotes.

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of secu-
rity in which the Fund invests may become less liquid or even illiquid. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.03% 1.04%
Advisor 0.78% 0.79%

Your Fund’s Expenses
Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $985.70 $5.14 $1,020.03 $5.23 1.03%
C $1,000 $981.80 $8.88 $1,016.24 $9.04 1.78%
R $1,000 $984.50 $6.39 $1,018.77 $6.50 1.28%
R6 $1,000 $987.70 $3.16 $1,022.03 $3.21 0.63%
Advisor $1,000 $986.80 $3.89 $1,021.29 $3.96 0.78%

franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth Fund
This semiannual report for Franklin Small-Mid Cap Growth
Fund covers the period ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-capitalization (small-
cap) and mid-capitalization (mid-cap) companies. For this
Fund, small-cap companies are companies within the market
capitalization range of companies in the Russell 2500
™
Index at the time of purchase, and mid-cap companies
are companies within the market capitalization range of
companies in the Russell Midcap
®
Index at the time of
purchase.
1
Performance Overview
The Fund’s Class A shares posted a +10.45% cumulative
total return for the six months under review. In comparison, the Russell Midcap
®
Growth Index, which measures the
performance of those Russell Midcap
®
Index companies with
relatively higher price-to-book ratios and higher forecasted growth rates, posted a +11.68% cumulative total return.
2
Also
in comparison, the Standard & Poor’s 500 Index (S&P 500),
which tracks the broad U.S. stock market, posted a +10.91%
cumulative total return.
2
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the six months under review, the Fund’s
underperformance relative to the Russell Midcap
®
Growth
Index was driven mainly by stock selection in the health care and industrials sectors. In contrast, stock selection in the information technology (IT) sector was a leading contributor to relative returns. Other sector contributors included
materials, financials and consumer discretionary.
Portfolio Composition
10/31/21
% of Total
Net Assets
Software 19.4%
IT Services 7.3%
Health Care Equipment & Supplies 7.0%
Semiconductors & Semiconductor Equipment 6.3%
Specialty Retail 4.9%
Hotels, Restaurants & Leisure 4.7%
Life Sciences Tools & Services 4.5%
Capital Markets 4.3%
Professional Services 4.2%
Biotechnology 2.8%
Textiles, Apparel & Luxury Goods 2.8%
Health Care Technology 2.4%
Interactive Media & Services 2.3%
Equity Real Estate Investment Trusts (REITs) 2.1%
Other* 22.2%
Short-Term Investments & Other Net Assets 2.8%
1. The Russell 2500 Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization. The Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
45
.

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
Health care sector exposure was hurt by Teleflex, a provider of surgical medical devices. The company faced revenue
headwinds due to the negative impact of COVID-19
postponements of non-emergency surgical procedures. In
the industrials sector, disappointing full-year 2022 guidance weighed on the shares of defense electronics company
Mercury Systems. Elsewhere, discount grocery chain
Grocery Outlet Holding (not held at period-end) detracted
from returns in the consumer staples sector as higher food
inflation and shipping costs dampened the stock.
Conversely, the IT sector delivered the biggest absolute and relative returns over the period. The sector held the Fund’s top five relative contributors: SiTime (not part of the index),
Paylocity Holding, MongoDB, Marqeta (not part of the index)
and Cloudflare. SiTime manufactures timing solutions used
in various industries including aerospace, automobiles
and communications. The company has demonstrated
operating leverage well ahead of market expectations in both magnitude and timing. As a result, SiTime shares rallied over the period.
Despite a challenging environment driven by COVID-19-
related restrictions, execution on new sales and product
upselling were strong for payroll software provider Paylocity
Holding. The company has seen good traction with new
products such as surveys, premium video and learning
management, which should contribute to revenue growth, in
our view. MongoDB raised its full-year fiscal 2022 outlook,
which rallied the shares of the database systems specialist.
Atlas, a multi-cloud database platform business, has been
a long-term growth driver for the company. Company
management noted that more large enterprises are adopting
Atlas, moving mission critical workloads to the cloud and
embracing a multi-cloud model. Marqeta launched its initial
public offering in June 2021 as the world’s first modern card-
issuing platform. The company has already partnered with
many big-name companies to create payment card solutions.
Lastly, Cloudflare, a provider of website security, benefited from the return of many employees to remote work due to
the emergence of the Delta variant.
In contrast, Zynga and Zendesk dampened relative
performance in the IT sector. Mobile videogame-maker
Zynga lowered full-year 2021 sales guidance, which
weighed on its stock. Company management called out
two headwinds that were compounded by recent mobile-
app privacy changes from Apple (not a Fund holding). First,
new 2021 player cohorts did not monetize as well as prior
cohorts. Second, growth of the company’s merge games
stalled as competition grew in that category. We believe
these are transient headwinds as the company reiterated its
outlook for double-digit percentage organic growth in 2022
and continued profit margin expansion. The announcement
by Zendesk of an all-stock buyout of Momentive Global (not
a Fund holding), parent company of SurveyMonkey, troubled
many investors and drove the shares of the customer
support software specialist lower.
Thank you for your continued participation in Franklin Small-
Mid Cap Growth Fund. We look forward to serving your
future investment needs.
John P. Scandalios, CFA
Lead Portfolio Manager
Michael P. McCarthy, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/21
Company
Industry
% of Total
Net Assets
a aa
Synopsys, Inc. 2.5%
Software
IDEXX Laboratories, Inc. 2.2%
Health Care Equipment & Supplies
SiTime Corp. 2.0%
Semiconductors & Semiconductor Equipment
DocuSign, Inc. 1.9%
Software
Paylocity Holding Corp. 1.9%
Software
MSCI, Inc. 1.9%
Capital Markets
CoStar Group, Inc. 1.7%
Professional Services
Veeva Systems, Inc. 1.6%
Health Care Technology
Cloudflare , Inc. 1.6%
IT Services
Chipotle Mexican Grill, Inc. 1.6%
Hotels, Restaurants & Leisure

Performance Summary as of October 31, 2021
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/ 31 /21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +10.45% +4.38%
1-Year +37.38% +29.83%
5-Year +186.17% +22.02%
10-Year +358.27% +15.79%
Advisor
6-Month +10.58% +10.58%
1-Year +37.70% +37.70%
5-Year +189.76% +23.71%
10-Year +369.74% +16.73%
See page 17 for Performance Summary footnotes.

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.86% 0.87%
Advisor 0.61% 0.62%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,104.50 $4.47 $1,020.96 $4.29 0.84%
C $1,000 $1,100.40 $8.44 $1,017.17 $8.10 1.59%
R $1,000 $1,103.20 $5.80 $1,019.69 $5.57 1.09%
R6 $1,000 $1,106.50 $2.58 $1,022.76 $2.48 0.49%
Advisor $1,000 $1,105.80 $3.15 $1,022.22 $3.02 0.59%

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $56.25 $39.60 $39.57 $38.58 $34.81 $30.40
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.15) (0.26) (0.14) (0.13) (0.10) (0.09)
Net realized and unrealized gains (losses) 8.72 20.03 3.59 5.29 7.03 5.14
Total from investment operations ........ 8.57 19.77 3.45 5.16 6.93 5.05
Less distributions from:
Net realized gains ................. — (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of period .......... $64.82 $56.25 $39.60 $39.57 $38.58 $34.81
Total return
c
....................... 15.24% 50.64% 8.90% 15.91% 20.43% 16.88%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.91% 0.95% 0.94% 1.02% 1.05%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.90%
f
0.91%
f
0.95%
f
0.94%
f
0.99% 0.97%
Net investment (loss) ................ (0.48)% (0.51)% (0.35)% (0.32)% (0.27)% (0.30)%
Supplemental data
Net assets, end of period (000’s) ........ $4,618,370 $4,203,693 $2,883,392 $2,819,007 $2,428,175 $2,272,831
Portfolio turnover rate ................ 7.07% 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.87 $31.61 $32.47 $32.67 $30.12 $26.59
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.29) (0.50) (0.35) (0.35) (0.33) (0.29)
Net realized and unrealized gains (losses) 6.79 15.88 2.91 4.32 6.04 4.46
Total from investment operations ........ 6.50 15.38 2.56 3.97 5.71 4.17
Less distributions from:
Net realized gains ................. — (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of period .......... $50.37 $43.87 $31.61 $32.47 $32.67 $30.12
Total return
c
....................... 14.82% 49.47% 8.10% 15.10% 19.53% 15.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.65% 1.66% 1.70% 1.69% 1.77% 1.80%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.65%
f
1.66%
f
1.70%
f
1.69%
f
1.74% 1.72%
Net investment (loss) ................ (1.22)% (1.26)% (1.10)% (1.07)% (1.02)% (1.05)%
Supplemental data
Net assets, end of period (000’s) ........ $246,730 $278,804 $216,757 $244,574 $400,295 $390,123
Portfolio turnover rate ................ 7.07% 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $52.69 $37.32 $37.57 $36.93 $33.52 $29.37
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.21) (0.36) (0.22) (0.21) (0.18) (0.17)
Net realized and unrealized gains (losses) 8.16 18.85 3.39 5.02 6.75 4.96
Total from investment operations ........ 7.95 18.49 3.17 4.81 6.57 4.79
Less distributions from:
Net realized gains ................. — (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of period .......... $60.64 $52.69 $37.32 $37.57 $36.93 $33.52
Total return
c
....................... 15.09% 50.26% 8.64% 15.66% 20.14% 16.62%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.15% 1.20% 1.19% 1.27% 1.30%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.15%
f
1.15%
f
1.20%
f
1.19%
f
1.24% 1.22%
Net investment (loss) ................ (0.73)% (0.75)% (0.60)% (0.57)% (0.52)% (0.55)%
Supplemental data
Net assets, end of period (000’s) ........ $42,207 $40,396 $31,060 $37,105 $36,582 $50,429
Portfolio turnover rate ................ 7.07% 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
In
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $63.06 $43.97 $43.42 $41.78 $37.30 $32.39
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.05) (0.10) 0.01 0.01 0.07 0.05
Net realized and unrealized gains (losses) 9.78 22.31 3.96 5.80 7.57 5.50
Total from investment operations ........ 9.73 22.21 3.97 5.81 7.64 5.55
Less distributions from:
Net realized gains ................. — (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of period .......... $72.79 $63.06 $43.97 $43.42 $41.78 $37.30
Total return
c
....................... 15.43% 51.13% 9.34% 16.26% 20.98% 17.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.57% 0.59% 0.59% 0.58% 0.59%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.57%
f
0.57%
f
0.59%
f
0.58% 0.55% 0.51%
Net investment income (loss) .......... (0.15)% (0.17)% 0.01% 0.04% 0.17% 0.16%
Supplemental data
Net assets, end of period (000’s) ........ $646,592 $563,918 $383,208 $418,174 $369,688 $291,825
Portfolio turnover rate ................ 7.07% 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $62.01 $43.31 $42.87 $41.34 $37.02 $32.20
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.08) (0.14) (0.04) (0.03) (0.01) (0.02)
Net realized and unrealized gains (losses) 9.62 21.96 3.90 5.73 7.49 5.48
Total from investment operations ........ 9.54 21.82 3.86 5.70 7.48 5.46
Less distributions from:
Net realized gains ................. — (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of period .......... $71.55 $62.01 $43.31 $42.87 $41.34 $37.02
Total return
c
....................... 15.38% 51.01% 9.20% 16.16% 20.71% 17.21%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.66% 0.70% 0.69% 0.77% 0.80%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.65%
f
0.66%
f
0.70%
f
0.69%
f
0.74% 0.72%
Net investment (loss) ................ (0.24)% (0.26)% (0.10)% (0.07)% (0.02)% (0.05)%
Supplemental data
Net assets, end of period (000’s) ........ $860,770 $643,449 $467,727 $506,964 $583,509 $537,193
Portfolio turnover rate ................ 7.07% 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2021
Franklin Growth Opportunities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Airlines 0.6%
a
Wheels Up Experience, Inc. ............................. Singapore 3,500,000 $ 24,535,000
a,b,c
Wheels Up Experience, Inc., A ........................... Singapore 2,315,191 15,338,523
39,873,523
Auto Components 0.5%
a
Aptiv plc ............................................ United States 193,320 33,423,095
Automobiles 2.4%
a
Lucid Group, Inc. ..................................... United States 2,167,003 80,157,441
a
Tesla, Inc. ........................................... United States 63,694 70,955,116
151,112,557
Beverages 1.0%
Constellation Brands, Inc., A ............................. United States 163,151 35,372,768
a
Monster Beverage Corp. ................................ United States 331,280 28,158,800
63,531,568
Biotechnology 1.4%
a,d
Ginkgo Bioworks Holdings, Inc. ........................... United States 2,660,400 36,766,728
a
Heron Therapeutics, Inc. ................................ United States 2,090,035 23,011,286
a
Novavax, Inc. ........................................ United States 187,616 27,922,889
87,700,903
Capital Markets 4.2%
Intercontinental Exchange, Inc. ........................... United States 249,025 34,480,001
MarketAxess Holdings, Inc. .............................. United States 22,363 9,139,087
MSCI, Inc. ........................................... United States 199,360 132,550,477
S&P Global, Inc. ...................................... United States 188,666 89,457,871
a
TPG Pace Beneficial II Corp., A ........................... United States 662,600 6,519,984
272,147,420
Chemicals 1.1%
Ecolab, Inc. .......................................... United States 98,310 21,846,448
Linde plc ............................................ United Kingdom 156,944 50,096,525
71,942,973
Commercial Services & Supplies 0.4%
a,b,c
Celonis SE .......................................... Germany 16,669 6,164,029
Republic Services, Inc. ................................. United States 158,671 21,357,117
27,521,146
Consumer Finance 0.5%
a,d
SoFi Technologies, Inc. ................................. United States 1,621,590 32,577,743
Electric Utilities 0.4%
NextEra Energy, Inc. ................................... United States 336,418 28,706,548
Entertainment 1.1%
a
Sea Ltd., ADR ........................................ Taiwan 109,742 37,704,059
a
Walt Disney Co. (The) .................................. United States 191,533 32,382,484
70,086,543
Equity Real Estate Investment Trusts (REITs) 2.1%
SBA Communications Corp. ............................. United States 390,093 134,710,816
Food Products 0.8%
a
Freshpet, Inc. ........................................ United States 207,987 32,427,253
Lamb Weston Holdings, Inc. ............................. United States 359,009 20,266,058
52,693,311

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 8.7%
Danaher Corp. ....................................... United States 305,906 $ 95,372,314
a
Edwards Lifesciences Corp. ............................. United States 556,359 66,662,935
a,b,c
Figs, Inc. ............................................ United States 1,765,636 58,430,485
a,d
Figs, Inc., A .......................................... United States 900,682 30,271,922
a
IDEXX Laboratories, Inc. ................................ United States 98,571 65,662,086
a
Intuitive Surgical, Inc. .................................. United States 243,540 87,949,600
a
Nevro Corp. ......................................... United States 258,917 29,449,220
West Pharmaceutical Services, Inc. ........................ United States 297,356 127,827,397
561,625,959
Health Care Providers & Services 2.0%
a
Guardant Health, Inc. .................................. United States 170,094 19,865,278
UnitedHealth Group, Inc. ................................ United States 235,278 108,338,461
128,203,739
Health Care Technology 1.8%
a
Veeva Systems, Inc., A ................................. United States 366,940 116,323,649
Hotels, Restaurants & Leisure 1.4%
a
Chipotle Mexican Grill, Inc. .............................. United States 42,937 76,386,211
a,d
Dutch Bros, Inc., A .................................... United States 174,900 13,334,376
89,720,587
Industrial Conglomerates 1.4%
Honeywell International, Inc. ............................. United States 161,234 35,248,977
Roper Technologies, Inc. ................................ United States 107,177 52,288,443
87,537,420
Interactive Media & Services 4.4%
a
Alphabet, Inc., C ...................................... United States 65,168 193,249,839
a
Meta Platforms, Inc., A ................................. United States 142,781 46,199,648
a
Snap, Inc., A ......................................... United States 404,509 21,269,083
a
ZoomInfo Technologies, Inc., A ........................... United States 302,278 20,319,127
281,037,697
Internet & Direct Marketing Retail 7.2%
a
Amazon.com, Inc. ..................................... United States 136,511 460,373,791
IT Services 11.8%
a
Cloudflare, Inc., A ..................................... United States 190,164 37,028,734
a
Dlocal Ltd. .......................................... Uruguay 299,049 14,506,867
a,d
Marqeta, Inc., A ....................................... United States 218,900 6,698,340
a,b,c
Marqeta, Inc., B ...................................... United States 1,396,875 42,004,312
Mastercard, Inc., A .................................... United States 634,990 213,051,845
a
Okta, Inc. ........................................... United States 96,161 23,769,076
a
PayPal Holdings, Inc. .................................. United States 439,575 102,240,749
a
Shopify, Inc., A ....................................... Canada 50,064 73,430,371
a
Snowflake, Inc., A ..................................... United States 61,992 21,935,249
a
Twilio, Inc., A ......................................... United States 279,542 81,447,357
Visa, Inc., A .......................................... United States 658,620 139,475,958
755,588,858
Leisure Products 0.8%
a,b,c
Fanatics Holdings, Inc. ................................. United States 1,029,939 48,788,210
Life Sciences Tools & Services 1.1%
a
Illumina, Inc. ......................................... United States 69,033 28,652,837
a,e
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 2,794,182 42,323,379
70,976,216

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 0.7%
a,d
Proterra, Inc. ......................................... United States 579,458 $ 6,495,724
a,b,c
Proterra, Inc. ......................................... United States 3,595,580 38,477,147
44,972,871
Pharmaceuticals 1.2%
AstraZeneca plc, ADR .................................. United Kingdom 604,858 37,731,042
a
Catalent, Inc. ........................................ United States 271,018 37,362,542
75,093,584
Professional Services 3.1%
a
CoStar Group, Inc. .................................... United States 1,299,948 111,860,525
a,b,c
Legalzoom.com, Inc. ................................... United States 1,673,284 44,638,957
TransUnion .......................................... United States 363,075 41,858,917
198,358,399
Road & Rail 0.9%
Union Pacific Corp. .................................... United States 231,534 55,892,308
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc. ................................... United States 250,576 43,472,430
ASML Holding NV, NYRS ............................... Netherlands 40,727 33,106,164
a
GLOBALFOUNDRIES, Inc. .............................. United States 191,600 9,338,584
Monolithic Power Systems, Inc. ........................... United States 170,285 89,477,956
NVIDIA Corp. ........................................ United States 741,120 189,482,151
364,877,285
Software 22.9%
a
Adobe, Inc. .......................................... United States 202,780 131,880,001
a,d
Amplitude, Inc., A ..................................... United States 162,800 12,094,412
a,d
AppLovin Corp., A ..................................... United States 256,004 25,152,393
a
Atlassian Corp. plc, A .................................. United States 80,156 36,721,868
a
Avalara, Inc. ......................................... United States 38,000 6,826,320
a,b,c
AvidXchange Holdings, Inc. .............................. United States 1,020,156 21,286,510
a
AvidXchange Holdings, Inc. .............................. United States 253,964 5,645,619
a
Bill.com Holdings, Inc. .................................. United States 560,964 165,097,315
a
Black Knight, Inc. ..................................... United States 360,298 25,260,493
a,b,c
Confluent, Inc. ....................................... United States 481,845 31,853,644
a,d
Confluent, Inc., A ...................................... United States 282,514 19,196,826
a
Crowdstrike Holdings, Inc., A ............................. United States 110,731 31,203,996
a
DocuSign, Inc. ....................................... United States 165,414 46,033,062
a,b,c
Gitlab, Inc. .......................................... United States 201,294 21,190,020
a
Gitlab, Inc., A ........................................ United States 28,700 3,220,140
Intuit, Inc. ........................................... United States 198,328 124,151,345
Microsoft Corp. ....................................... United States 860,656 285,410,743
a
Paycom Software, Inc. ................................. United States 66,255 36,297,802
a,d
Procore Technologies, Inc. .............................. United States 162,383 14,849,925
a
PTC, Inc. ........................................... United States 253,539 32,288,192
a
salesforce.com, Inc. ................................... United States 200,696 60,146,584
a
ServiceNow, Inc. ...................................... United States 268,410 187,285,762
a
Synopsys, Inc. ....................................... United States 171,819 57,246,654
a
Tyler Technologies, Inc. ................................. United States 61,931 33,642,158
a
Workday, Inc., A ...................................... United States 127,073 36,848,628
a
Zendesk, Inc. ........................................ United States 185,645 18,898,661
1,469,729,073
Specialty Retail 0.2%
a
Burlington Stores, Inc. .................................. United States 51,461 14,218,160

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. .......................................... United States 1,619,864 $ 242,655,627
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., B ......................................... United States 395,518 66,166,206
a
On Holding AG, A ..................................... Switzerland 204,600 6,989,136
73,155,342
Total Common Stocks (Cost $2,011,773,791) ....................................
6,205,156,921
Convertible Preferred Stocks 0.7%
Software 0.7%
a,b,c
Databricks, Inc., G .................................... United States 112,760 28,068,560
a,b,c
OneTrust LLC, C ...................................... United States 517,056 13,720,916
41,789,476
Total Convertible Preferred Stocks (Cost $30,139,628) ...........................
41,789,476
Preferred Stocks 2.2%
Commercial Services & Supplies 0.2%
a,b,c,f
Optoro, Inc., E ....................................... United States 509,182 10,020,702
a
Food & Staples Retailing 0.3%
a,b,c
Sweetgreen, Inc., H ................................... United States 928,488 15,042,978
a,b,c
Sweetgreen, Inc., I .................................... United States 100,835 1,633,687
a,b,c
Sweetgreen, Inc., J .................................... United States 76,670 1,242,176
17,918,841
Health Care Providers & Services 0.5%
a,b,c
Tempus Labs, Inc., F ................................... United States 504,854 23,694,033
a,b,c
Tempus Labs, Inc., G .................................. United States 126,131 5,968,462
29,662,495
IT Services 0.4%
a,b,c,f
HashiCorp, Inc., E ..................................... United States 415,102 28,420,302
a
Software 0.8%
a,b,c,f
ClearMotion, Inc., C ................................... United States 2,610,594 7,057,172
a,b,c,f
ClearMotion, Inc., D ................................... United States 3,698,772 10,867,769
a,b,c,f
Talkdesk, Inc., C ...................................... United States 1,753,060 28,594,801
a,b,c
Tanium, Inc., G ....................................... United States 805,800 7,328,710
53,848,452
Total Preferred Stocks (Cost $85,523,930) ......................................
139,870,792
Warrants
Warrants 0.0%
†
Biotechnology 0.0%
†
a
Ginkgo Bioworks Holdings, Inc., C, 12/31/27 ................. United States 232,080 888,866
Food & Staples Retailing 0.0%
a,b,c
Sweetgreen, Inc., 1/20/26 ............................... United States 23,001 —
Total Warrants (Cost $—) .....................................................
888,866
Shares
Escrows and Litigation Trusts 0.0%
a,b
Proterra, Inc., Escrow Account ........................... United States 382,355 —

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
See Abbreviations on page 81 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,b
Wheels Up Experience, Inc., Escrow Account ................ Singapore 102,780 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,127,437,349) .............................
6,387,706,055
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a
Money Market Funds 0.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 29,828,497 29,828,497
Total Money Market Funds (Cost $29,828,497) ..................................
29,828,497
a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 1.5%
Money Market Funds 1.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 96,080,575 96,080,575
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $96,080,575) ...........................................................
96,080,575
Total Short Term Investments (Cost $125,909,072 ) ...............................
125,909,072
a
Total Investments (Cost $2,253,346,421) 101.6% ................................
$6,513,615,127
Other Assets, less Liabilities (1.6)% ...........................................
(98,945,641)
Net Assets 100.0% ...........................................................
$6,414,669,486
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
See Note 8 regarding restricted securities.
d
A portion or all of the security is on loan at October 31, 2021. See Note 1(c).
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $42,323,379, representing 0.7% of net assets.
f
See Note 9 regarding holdings of 5% voting securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.08 $18.85 $21.46 $23.01 $19.60 $16.37
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.18) (0.11) (0.15) (0.13) (0.11)
Net realized and unrealized gains (losses) (0.34) 14.24 (1.07) 2.86 3.96 3.34
Total from investment operations ........ (0.43) 14.06 (1.18) 2.71 3.83 3.23
Less distributions from:
Net realized gains ................. — (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of period .......... $29.65 $30.08 $18.85 $21.46 $23.01 $19.60
Total return
c
....................... (1.43)% 76.43% (6.25)% 16.06% 19.71% 19.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.03% 1.07% 1.07% 1.11% 1.10%
Expenses net of waiver and payments by
affiliates .......................... 1.03%
e
1.02%
f
1.06%
f
1.06%
f
1.10%
f
1.08%
f
Net investment (loss) ................ (0.60)% (0.69)% (0.51)% (0.68)% (0.61)% (0.61)%
Supplemental data
Net assets, end of period (000’s) ........ $1,254,534 $1,244,591 $686,791 $713,442 $665,251 $719,752
Portfolio turnover rate ................ 14.04% 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.57 $14.69 $17.15 $19.41 $16.71 $14.07
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.15) (0.29) (0.21) (0.28) (0.25) (0.21)
Net realized and unrealized gains (losses) (0.26) 11.00 (0.82) 2.28 3.37 2.85
Total from investment operations ........ (0.41) 10.71 (1.03) 2.00 3.12 2.64
Less distributions from:
Net realized gains ................. — (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of period .......... $22.16 $22.57 $14.69 $17.15 $19.41 $16.71
Total return
c
....................... (1.82)% 75.13% (6.97)% 15.31% 18.79% 18.76%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.78% 1.78% 1.82% 1.82% 1.86% 1.85%
Expenses net of waiver and payments by
affiliates .......................... 1.78%
e
1.77%
f
1.81%
f
1.81%
f
1.85%
f
1.83%
f
Net investment (loss) ................ (1.35)% (1.43)% (1.26)% (1.43)% (1.36)% (1.36)%
Supplemental data
Net assets, end of period (000’s) ........ $61,567 $86,394 $66,269 $90,513 $132,116 $142,539
Portfolio turnover rate ................ 14.04% 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.76 $17.58 $20.15 $21.93 $18.74 $15.70
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.13) (0.23) (0.15) (0.20) (0.17) (0.15)
Net realized and unrealized gains (losses) (0.30) 13.24 (0.99) 2.68 3.78 3.19
Total from investment operations ........ (0.43) 13.01 (1.14) 2.48 3.61 3.04
Less distributions from:
Net realized gains ................. — (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of period .......... $27.33 $27.76 $17.58 $20.15 $21.93 $18.74
Total return
c
....................... (1.55)% 75.96% (6.47)% 15.78% 19.37% 19.36%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.28% 1.28% 1.32% 1.32% 1.36% 1.35%
Expenses net of waiver and payments by
affiliates .......................... 1.28%
e
1.27%
f
1.31%
f
1.31%
f
1.35%
f
1.33%
f
Net investment (loss) ................ (0.95)% (0.93)% (0.76)% (0.93)% (0.86)% (0.86)%
Supplemental data
Net assets, end of period (000’s) ........ $70,776 $79,314 $54,369 $74,634 $71,398 $79,995
Portfolio turnover rate ................ 14.04% 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $34.14 $21.07 $23.73 $24.88 $21.06 $17.52
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.09) (0.02) (0.07) (0.03) (0.03)
Net realized and unrealized gains (losses) (0.39) 15.99 (1.21) 3.18 4.27 3.57
Total from investment operations ........ (0.42) 15.90 (1.23) 3.11 4.24 3.54
Less distributions from:
Net realized gains ................. — (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of period .......... $33.72 $34.14 $21.07 $23.73 $24.88 $21.06
Total return
c
....................... (1.23)% 77.13% (5.86)% 16.50% 20.23% 20.21%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.65% 0.67% 0.67% 0.65% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.63% 0.64%
e
0.64%
e
0.64%
e
0.63%
e
0.61%
e
Net investment (loss) ................ (0.21)% (0.31)% (0.09)% (0.26)% (0.14)% (0.14)%
Supplemental data
Net assets, end of period (000’s) ........ $2,159,395 $2,149,795 $1,136,759 $1,084,442 $935,509 $858,972
Portfolio turnover rate ................ 14.04% 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $33.43 $20.70 $23.37 $24.61 $20.88 $17.41
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.13) (0.06) (0.10) (0.08) (0.07)
Net realized and unrealized gains (losses) (0.38) 15.69 (1.18) 3.12 4.23 3.54
Total from investment operations ........ (0.44) 15.56 (1.24) 3.02 4.15 3.47
Less distributions from:
Net realized gains ................. — (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of period .......... $32.99 $33.43 $20.70 $23.37 $24.61 $20.88
Total return
c
....................... (1.32)% 76.86% (5.99)% 16.30% 19.97% 19.93%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.82% 0.82% 0.86% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.78%
e
0.77%
f
0.81%
f
0.81%
f
0.85%
f
0.83%
f
Net investment (loss) ................ (0.35)% (0.44)% (0.26)% (0.43)% (0.36)% (0.36)%
Supplemental data
Net assets, end of period (000’s) ........ $682,513 $739,985 $428,155 $725,622 $713,135 $805,661
Portfolio turnover rate ................ 14.04% 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2021
Franklin Small Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.7%
Aerospace & Defense 1.8%
a
Axon Enterprise, Inc. ................................... United States 82,100 $ 14,774,716
BWX Technologies, Inc. ................................ United States 800,600 45,426,044
a
Kratos Defense & Security Solutions, Inc. ................... United States 846,164 18,099,448
78,300,208
Airlines 2.0%
a
Allegiant Travel Co. .................................... United States 337,748 59,197,092
a
Wheels Up Experience, Inc. ............................. Singapore 2,000,000 14,020,000
a,b,c
Wheels Up Experience, Inc., A ........................... Singapore 1,984,450 13,147,306
86,364,398
Banks 2.8%
Pinnacle Financial Partners, Inc. .......................... United States 576,604 55,682,648
Western Alliance Bancorp ............................... United States 543,400 63,083,306
118,765,954
Biotechnology 10.2%
a
Alector, Inc. .......................................... United States 773,200 16,809,368
a
Arcutis Biotherapeutics, Inc. ............................. United States 226,300 4,793,034
a
Ascendis Pharma A/S, ADR ............................. Denmark 178,900 27,123,029
a
Blueprint Medicines Corp. ............................... United States 203,800 22,925,462
a
Centessa Pharmaceuticals plc, ADR ....................... United States 349,300 6,007,960
a,d
Cullinan Oncology, Inc. ................................. United States 422,200 9,381,284
a
Cytokinetics, Inc. ...................................... United States 268,300 9,366,353
a,d
Day One Biopharmaceuticals, Inc. ......................... United States 385,922 9,431,934
a
Deciphera Pharmaceuticals, Inc. .......................... United States 673,700 22,494,843
a,d
Dyne Therapeutics, Inc. ................................ United States 508,100 7,372,531
a
Global Blood Therapeutics, Inc. ........................... United States 551,300 20,133,476
a
Harpoon Therapeutics, Inc. .............................. United States 493,300 3,088,058
a
Heron Therapeutics, Inc. ................................ United States 1,775,508 19,548,343
a
Insmed, Inc. ......................................... United States 937,300 28,259,595
a
Intellia Therapeutics, Inc. ................................ United States 194,500 25,864,610
a
Iovance Biotherapeutics, Inc. ............................. United States 1,165,300 28,328,443
a
KalVista Pharmaceuticals, Inc. ........................... United States 448,700 8,067,626
a
Karuna Therapeutics, Inc. ............................... United States 88,900 12,479,782
a
Kura Oncology, Inc. .................................... United States 564,700 9,272,374
a
Mirati Therapeutics, Inc. ................................ United States 212,600 40,185,652
a
PTC Therapeutics, Inc. ................................. United States 973,400 36,921,062
a
Rocket Pharmaceuticals, Inc. ............................ United States 319,000 9,477,490
a
Sutro Biopharma, Inc. .................................. United States 956,549 19,284,028
a,d
Taysha Gene Therapies, Inc. ............................. United States 457,800 7,159,992
a
Trillium Therapeutics, Inc. ............................... Canada 717,900 13,001,169
a
Twist Bioscience Corp. ................................. United States 118,362 14,061,405
430,838,903
Building Products 1.0%
a
Masonite International Corp. ............................. United States 344,200 41,307,442
Capital Markets 3.8%
Artisan Partners Asset Management, Inc., A ................. United States 266,772 13,215,885
a,e
Bridge Investment Group Holdings, Inc., A ................... United States 1,501,000 28,443,950
Evercore, Inc., A ...................................... United States 301,000 45,703,840
Houlihan Lokey, Inc. ................................... United States 545,000 61,083,600
a
TPG Pace Solutions Corp. .............................. United States 1,230,000 12,509,100
160,956,375

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies 0.6%
a
US Ecology, Inc. ...................................... United States 729,376 $ 23,478,613
Communications Equipment 2.0%
a
Viasat, Inc. .......................................... United States 807,612 48,206,360
a
Viavi Solutions, Inc. .................................... United States 2,253,900 34,710,060
82,916,420
Construction & Engineering 1.9%
Arcosa, Inc. ......................................... United States 903,800 46,753,574
Granite Construction, Inc. ............................... United States 875,643 32,503,868
79,257,442
Diversified Consumer Services 1.7%
a
Grand Canyon Education, Inc. ............................ United States 460,600 36,709,820
a,d
Nerdy, Inc. .......................................... United States 4,293,824 36,755,133
73,464,953
Electronic Equipment, Instruments & Components 0.9%
Vontier Corp. ......................................... United States 1,077,800 36,461,974
Equity Real Estate Investment Trusts (REITs) 2.0%
Pebblebrook Hotel Trust ................................ United States 1,160,400 26,062,584
Rexford Industrial Realty, Inc. ............................ United States 897,100 60,285,120
86,347,704
Food & Staples Retailing 1.0%
a
Performance Food Group Co. ............................ United States 942,800 42,642,844
Food Products 3.1%
a
Freshpet, Inc. ........................................ United States 175,100 27,299,841
a
Hostess Brands, Inc. ................................... United States 863,774 16,333,966
a
Nomad Foods Ltd. .................................... United Kingdom 1,212,000 33,002,760
a
Simply Good Foods Co. (The) ............................ United States 1,334,300 52,904,995
129,541,562
Health Care Equipment & Supplies 4.6%
a
CryoPort, Inc. ........................................ United States 217,800 17,759,412
a,d
Figs, Inc., A .......................................... United States 1,006,500 33,828,465
a
Haemonetics Corp. .................................... United States 413,500 28,411,585
a
Inari Medical, Inc. ..................................... United States 182,400 16,510,848
a
Integer Holdings Corp. ................................. United States 521,400 46,936,428
a
Neogen Corp. ........................................ United States 330,932 14,001,733
a
Nevro Corp. ......................................... United States 204,300 23,237,082
a
Pulmonx Corp. ....................................... United States 375,116 14,603,266
195,288,819
Health Care Providers & Services 2.8%
a
1Life Healthcare, Inc. .................................. United States 1,439,300 31,175,238
a
Accolade, Inc. ........................................ United States 650,500 25,883,395
a
HealthEquity, Inc. ..................................... United States 473,016 31,304,199
a,d
Hims & Hers Health, Inc. ................................ United States 1,826,147 14,243,946
a
Privia Health Group, Inc. ................................ United States 642,300 16,507,110
119,113,888
Health Care Technology 4.1%
a
Certara, Inc. ......................................... United States 903,200 37,311,192
a,d
Definitive Healthcare Corp. .............................. United States 39,700 1,593,558
a
Inspire Medical Systems, Inc. ............................ United States 278,844 75,170,766

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Technology (continued)
a
Phreesia, Inc. ........................................ United States 846,182 $ 59,689,678
173,765,194
Hotels, Restaurants & Leisure 3.9%
a,d
Dutch Bros, Inc., A .................................... United States 63,000 4,803,120
a
Portillo's, Inc., A ...................................... United States 396,100 15,051,800
a
Red Rock Resorts, Inc., A ............................... United States 1,193,500 64,938,335
Texas Roadhouse, Inc. ................................. United States 428,100 38,019,561
Wingstop, Inc. ........................................ United States 237,529 40,966,627
163,779,443
Household Durables 2.2%
a
M/I Homes, Inc. ....................................... United States 927,780 53,124,683
a
Tri Pointe Homes, Inc. .................................. United States 1,670,300 40,404,557
93,529,240
IT Services 6.7%
a
BigCommerce Holdings, Inc., 1 ........................... United States 505,800 23,373,018
a
Cantaloupe, Inc. ...................................... United States 2,469,265 30,865,813
a,d
Flywire Corp. ........................................ United States 453,410 21,509,770
a
LiveRamp Holdings, Inc. ................................ United States 1,018,500 54,499,935
a,b,c
Marqeta, Inc., B ...................................... United States 1,199,415 36,066,650
a
Paya Holdings, Inc., A .................................. United States 2,784,700 25,368,617
a,d,e
Paymentus Holdings, Inc., A ............................. United States 818,400 20,951,040
a
Payoneer Global, Inc. .................................. United States 750,000 5,662,500
a
Repay Holdings Corp. .................................. United States 1,756,100 36,895,661
a
Shift4 Payments, Inc., A ................................ United States 460,200 29,052,426
284,245,430
Life Sciences Tools & Services 1.3%
a,d
Codex DNA, Inc. ...................................... United States 688,300 6,359,892
a
NeoGenomics, Inc. .................................... United States 1,017,300 46,795,800
53,155,692
Machinery 3.4%
Kennametal, Inc. ...................................... United States 1,256,200 49,933,950
a,d
Proterra, Inc. ......................................... United States 620,876 6,960,020
a,b,c
Proterra, Inc. ......................................... United States 3,243,567 34,710,173
a
RBC Bearings, Inc. .................................... United States 223,400 52,259,962
143,864,105
Personal Products 0.8%
a
BellRing Brands, Inc., A ................................. United States 1,261,200 33,825,384
Pharmaceuticals 1.1%
a,d
EyePoint Pharmaceuticals, Inc. ........................... United States 750,000 8,602,500
a
Reata Pharmaceuticals, Inc., A ........................... United States 277,674 26,659,481
a
Revance Therapeutics, Inc. .............................. United States 971,692 13,360,765
48,622,746
Professional Services 2.5%
a,b,c
Legalzoom.com, Inc. ................................... United States 1,431,280 38,182,907
ManTech International Corp., A ........................... United States 371,219 32,006,502
Science Applications International Corp. .................... United States 413,000 37,079,140
107,268,549

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 6.8%
a
Allegro MicroSystems, Inc. .............................. Japan 913,400 $ 30,471,024
a
Lattice Semiconductor Corp. ............................. United States 846,400 58,774,016
a
Onto Innovation, Inc. ................................... United States 680,709 53,918,960
a
Semtech Corp. ....................................... United States 693,200 58,942,796
a
Silicon Laboratories, Inc. ................................ United States 114,700 21,650,772
a
SiTime Corp. ......................................... United States 244,500 64,765,605
288,523,173
Software 7.8%
a
Alkami Technology, Inc. ................................. United States 777,150 23,314,500
a
Alteryx, Inc., A ........................................ United States 258,200 18,897,658
a
Asana, Inc., A ........................................ United States 182,276 24,753,081
a
Avalara, Inc. ......................................... United States 200,546 36,026,083
a,d
AvePoint, Inc. ........................................ United States 1,199,100 11,175,612
a
AvidXchange Holdings, Inc. .............................. United States 102,200 2,271,906
a,d
BTRS Holdings, Inc. ................................... United States 2,373,100 20,384,929
a,d
Couchbase, Inc. ...................................... United States 186,600 7,523,712
a
CS Disco, Inc. ........................................ United States 132,100 7,575,935
a,d
Datto Holding Corp. ................................... United States 1,459,062 34,871,582
a
Duck Creek Technologies, Inc. ........................... United States 951,518 29,972,817
a
Envestnet, Inc. ....................................... United States 395,922 33,059,487
a
Paycor HCM, Inc. ..................................... United States 1,407,200 45,649,568
a
Q2 Holdings, Inc. ..................................... United States 274,400 21,529,424
a
Zendesk, Inc. ........................................ United States 119,214 12,135,985
329,142,279
Specialty Retail 7.8%
d
American Eagle Outfitters, Inc. ........................... United States 2,219,700 52,695,678
a
Boot Barn Holdings, Inc. ................................ United States 422,460 44,142,845
a
Five Below, Inc. ....................................... United States 277,200 54,691,560
Lithia Motors, Inc., A ................................... United States 101,226 32,313,364
a,d
MYT Netherlands Parent BV, ADR ......................... Germany 802,500 21,186,000
a,d
Petco Health & Wellness Co., Inc. ......................... United States 1,918,800 47,451,924
a,b,c
Rent the Runway, Inc. .................................. United States 1,105,258 17,804,383
a
Rent the Runway, Inc., A ................................ United States 1,118,500 19,294,125
a,d
Torrid Holdings, Inc. ................................... United States 1,654,587 24,884,989
a
Urban Outfitters, Inc. ................................... United States 532,800 17,012,304
331,477,172
Textiles, Apparel & Luxury Goods 1.3%
a,d
On Holding AG, A ..................................... Switzerland 135,000 4,611,600
Steven Madden Ltd. ................................... United States 1,082,650 48,827,515
53,439,115
Trading Companies & Distributors 2.8%
a
Beacon Roofing Supply, Inc. ............................. United States 1,163,000 61,487,810
a
Univar Solutions, Inc. .................................. United States 2,179,032 55,739,639
117,227,449
Total Common Stocks (Cost $2,703,191,639) ....................................
4,006,912,470
Convertible Preferred Stocks 2.1%
Diversified Consumer Services 0.3%
a,b,c
Newsela, Inc., D ...................................... United States 709,046 15,127,408
a
Software 0.9%
a,b,c
Benchling, Inc., F ..................................... United States 382,306 12,499,992

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
Checkr, Inc., E ....................................... United States 462,963 $ 25,000,002
37,499,994
Specialty Retail 0.5%
a,b,c
1661, Inc., F ......................................... United States 3,436,485 19,999,999
a
Textiles, Apparel & Luxury Goods 0.4%
a,b,c
Allbirds, Inc., E ....................................... United States 1,297,305 16,048,740
a
Total Convertible Preferred Stocks (Cost $87,500,001) ...........................
88,676,141
Preferred Stocks 1.2%
Auto Components 0.3%
a,b,c
Tula eTechnology, Inc. .................................. United States 361,111 —
a,b,c
Tula eTechnology, Inc., E ............................... United States 3,611,111 9,344,877
9,344,877
Commercial Services & Supplies 0.2%
a,b,c,e
Optoro, Inc., E ....................................... United States 508,130 9,999,998
a
Food & Staples Retailing 0.2%
a,b,c
Sweetgreen, Inc., H ................................... United States 383,435 6,212,255
a,b,c
Sweetgreen, Inc., I .................................... United States 41,641 674,650
a,b,c
Sweetgreen, Inc., J .................................... United States 113,300 1,835,640
8,722,545
Software 0.5%
a,b,c,e
ClearMotion, Inc., D ................................... United States 3,698,772 10,867,769
a,b,c
Smule, Inc., 144A, G ................................... United States 1,542,673 8,642,603
a,b,c
Smule, Inc., 144A, H ................................... United States 352,675 2,335,680
21,846,052
Total Preferred Stocks (Cost $48,249,471) ......................................
49,913,472
Warrants
Warrants 0.0%
Food & Staples Retailing 0.0%
a,b,c
Sweetgreen, Inc., 1/20/26 ............................... United States 33,990 —
Total Warrants (Cost $—) .....................................................
—
Shares
Escrows and Litigation Trusts 0.0%
a,b
Proterra, Inc., Escrow Account ........................... United States 344,921 —
a,b
Wheels Up Experience, Inc., Escrow Account ................ Singapore 88,098 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,838,941,111) .............................
4,145,502,083
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Short Term Investments 6.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.8%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 75,212,701 $ 75,212,701
Total Money Market Funds (Cost $75,212,701) ..................................
75,212,701
a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 4.4%
Money Market Funds 4.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 185,820,959 185,820,959
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $185,820,959) ..........................................................
185,820,959
Total Short Term Investments (Cost $261,033,660 ) ...............................
261,033,660
a
Total Investments (Cost $3,099,974,771) 104.2% ................................
$4,406,535,743
Other Assets, less Liabilities (4.2)% ...........................................
(177,750,040)
Net Assets 100.0% ...........................................................
$4,228,785,703
See Abbreviations on page 81 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
See Note 8 regarding restricted securities.
d
A portion or all of the security is on loan at October 31, 2021. See Note 1(c).
e
See Note 9 regarding holdings of 5% voting securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
0
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $49.66 $32.15 $37.17 $36.07 $34.35 $31.84
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.13) (0.24) (0.07) (0.09) (0.15) (0.11)
Net realized and unrealized gains (losses) 5.32 21.89 1.24 5.33 4.97 4.73
Total from investment operations ........ 5.19 21.65 1.17 5.24 4.82 4.62
Less distributions from:
Net realized gains ................. — (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of period .......... $54.85 $49.66 $32.15 $37.17 $36.07 $34.35
Total return
c
....................... 10.45% 68.37% 2.97% 17.43% 14.28% 15.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.86% 0.88% 0.88% 1.02% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.84% 0.85%
e
0.87%
e
0.87%
e
1.00%
e
0.94%
e
Net investment (loss) ................ (0.50)% (0.54)% (0.21)% (0.25)% (0.41)% (0.34)%
Supplemental data
Net assets, end of period (000’s) ........ $4,519,337 $4,217,167 $2,515,801 $2,684,131 $2,262,471 $2,303,113
Portfolio turnover rate ................ 22.52% 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.98 $19.41 $24.98 $25.84 $25.59 $24.40
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.19) (0.33) (0.22) (0.26) (0.31) (0.27)
Net realized and unrealized gains (losses) 3.00 13.04 0.84 3.54 3.66 3.57
Total from investment operations ........ 2.81 12.71 0.62 3.28 3.35 3.30
Less distributions from:
Net realized gains ................. — (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of period .......... $30.79 $27.98 $19.41 $24.98 $25.84 $25.59
Total return
c
....................... 10.04% 67.11% 2.14% 16.68% 13.39% 14.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.60% 1.61% 1.63% 1.63% 1.77% 1.70%
Expenses net of waiver and payments by
affiliates .......................... 1.59% 1.60%
e
1.62%
e
1.62%
e
1.75%
e
1.69%
e
Net investment (loss) ................ (1.29)% (1.28)% (0.96)% (1.00)% (1.16)% (1.09)%
Supplemental data
Net assets, end of period (000’s) ........ $177,076 $198,713 $138,940 $173,334 $334,769 $371,262
Portfolio turnover rate ................ 22.52% 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.32 $28.45 $33.66 $33.15 $31.87 $29.75
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.18) (0.30) (0.14) (0.16) (0.22) (0.18)
Net realized and unrealized gains (losses) 4.65 19.31 1.12 4.81 4.60 4.41
Total from investment operations ........ 4.47 19.01 0.98 4.65 4.38 4.23
Less distributions from:
Net realized gains ................. — (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of period .......... $47.79 $43.32 $28.45 $33.66 $33.15 $31.87
Total return
c
....................... 10.32% 67.96% 2.69% 17.17% 14.00% 14.70%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.10% 1.12% 1.12% 1.26% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.09% 1.09%
e
1.11%
e
1.11%
e
1.24%
e
1.18%
e
Net investment (loss) ................ (0.81)% (0.78)% (0.45)% (0.49)% (0.65)% (0.58)%
Supplemental data
Net assets, end of period (000’s) ........ $59,236 $60,264 $40,997 $50,721 $70,692 $81,864
Portfolio turnover rate ................ 22.52% 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $58.24 $37.12 $41.83 $39.91 $37.51 $34.43
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) (0.10) 0.07 0.05 0.05 0.05
Net realized and unrealized gains (losses) 6.24 25.36 1.41 6.01 5.45 5.14
Total from investment operations ........ 6.20 25.26 1.48 6.06 5.50 5.19
Less distributions from:
Net realized gains ................. — (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of period .......... $64.44 $58.24 $37.12 $41.83 $39.91 $37.51
Total return
c
....................... 10.65% 68.95% 3.40% 17.82% 14.90% 15.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.52% 0.52% 0.50% 0.48%
Expenses net of waiver and payments by
affiliates .......................... 0.49% 0.49%
e
0.48%
e
0.49%
e
0.47%
e
0.47%
e
Net investment income (loss) .......... (0.14)% (0.19)% 0.18% 0.13% 0.12% 0.13%
Supplemental data
Net assets, end of period (000’s) ........ $771,744 $648,078 $224,341 $259,053 $275,835 $222,577
Portfolio turnover rate ................ 22.52% 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $56.79 $36.30 $41.09 $39.33 $37.11 $34.15
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.07) (0.14) 0.02 0.01 (0.06) (0.03)
Net realized and unrealized gains (losses) 6.08 24.77 1.38 5.89 5.38 5.10
Total from investment operations ........ 6.01 24.63 1.40 5.90 5.32 5.07
Less distributions from:
Net realized gains ................. — (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of period .......... $62.80 $56.79 $36.30 $41.09 $39.33 $37.11
Total return
c
....................... 10.58% 68.77% 3.26% 17.67% 14.57% 15.28%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.61% 0.63% 0.63% 0.77% 0.70%
Expenses net of waiver and payments by
affili ates .......................... 0.59% 0.60%
e
0.62%
e
0.62%
e
0.75%
e
0.69%
e
Net investment income (loss) .......... (0.24)% (0.29)% 0.04% —%
f
(0.16)% (0.09)%
Supplemental data
Net assets, end of period (000’s) ........ $753,229 $552,987 $302,329 $355,141 $520,842 $584,840
Portfolio turnover rate ................ 22.52% 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2021
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 0.9%
a
TransDigm Group, Inc. ................................. United States 91,400 $ 57,017,148
Airlines 0.5%
a
Southwest Airlines Co. ................................. United States 655,800 31,006,224
Automobiles 0.4%
a
Lucid Group, Inc. ..................................... United States 728,215 26,936,673
Banks 0.6%
a
SVB Financial Group ................................... United States 54,500 39,098,300
Biotechnology 2.8%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 121,300 19,354,628
a
Horizon Therapeutics plc ................................ United States 433,500 51,980,985
a
Iovance Biotherapeutics , Inc. ............................. United States 656,665 15,963,526
a
Mirati Therapeutics, Inc. ................................ United States 76,000 14,365,520
a
Novavax , Inc. ........................................ United States 104,700 15,582,501
a
PTC Therapeutics, Inc. ................................. United States 433,000 16,423,690
a
Seagen , Inc. ......................................... United States 252,600 44,540,958
178,211,808
Building Products 0.8%
Trane Technologies plc ................................. United States 267,500 48,398,775
Capital Markets 4.3%
Ares Management Corp. ................................ United States 803,500 68,088,590
MarketAxess Holdings, Inc. .............................. United States 118,700 48,509,129
MSCI, Inc. ........................................... United States 175,800 116,885,904
Tradeweb Markets, Inc., A ............................... United States 393,200 35,034,120
268,517,743
Commercial Services & Supplies 1.7%
a
Copart , Inc. .......................................... United States 210,000 32,610,900
Republic Services, Inc. ................................. United States 566,000 76,183,600
108,794,500
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................... United States 79,200 32,447,448
Consumer Finance 0.1%
a
Sunlight Financial Holdings, Inc. .......................... United States 1,222,371 7,224,213
Containers & Packaging 1.4%
Avery Dennison Corp. .................................. United States 86,800 18,898,096
Ball Corp. ........................................... United States 743,500 68,015,380
86,913,476
Electrical Equipment 1.4%
a
Generac Holdings, Inc. ................................. United States 47,000 23,432,320
Rockwell Automation, Inc. ............................... United States 198,000 63,241,200
86,673,520
Electronic Equipment, Instruments & Components 1.8%
Cognex Corp. ........................................ United States 454,800 39,835,932
a
Keysight Technologies, Inc. .............................. United States 404,500 72,818,090
112,654,022
Entertainment 1.8%
a
Roku, Inc. ........................................... United States 276,178 84,206,672

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
Zynga, Inc., A ........................................ United States 4,252,000 $ 31,379,760
115,586,432
Equity Real Estate Investment Trusts (REITs) 2.1%
Equity LifeStyle Properties, Inc. ........................... United States 223,700 18,904,887
SBA Communications Corp. ............................. United States 234,600 81,014,418
Terreno Realty Corp. ................................... United States 449,800 32,893,874
132,813,179
Food Products 0.8%
a
Freshpet , Inc. ........................................ United States 246,800 38,478,588
a,b
Oatly Group AB, ADR .................................. United States 1,173,900 15,131,571
53,610,159
Health Care Equipment & Supplies 7.0%
a
Dexcom , Inc. ......................................... United States 115,014 71,677,875
a,b
Figs, Inc., A .......................................... United States 528,700 17,769,607
a
IDEXX Laboratories, Inc. ................................ United States 202,800 135,093,192
a
Inari Medical, Inc. ..................................... United States 302,900 27,418,508
a
Insulet Corp. ......................................... United States 204,600 63,430,092
a
Penumbra, Inc. ....................................... United States 85,447 23,630,368
Teleflex, Inc. ......................................... United States 176,600 63,035,604
West Pharmaceutical Services, Inc. ........................ United States 88,800 38,173,344
440,228,590
Health Care Providers & Services 1.0%
a
Guardant Health, Inc. .................................. United States 383,700 44,812,323
a
HealthEquity , Inc. ..................................... United States 295,000 19,523,100
64,335,423
Health Care Technology 2.4%
a
Certara , Inc. ......................................... United States 385,500 15,925,005
a
Definitive Healthcare Corp. .............................. United States 58,700 2,356,218
a
Teladoc Health, Inc. ................................... United States 193,841 28,996,675
a
Veeva Systems, Inc., A ................................. United States 318,700 101,031,087
148,308,985
Hotels, Restaurants & Leisure 4.7%
a
Chipotle Mexican Grill, Inc. .............................. United States 56,300 100,159,389
Darden Restaurants, Inc. ............................... United States 235,900 34,002,626
a
DraftKings , Inc., A ..................................... United States 917,355 42,739,569
a
Dutch Bros, Inc., A .................................... United States 170,700 13,014,168
Vail Resorts, Inc. ...................................... United States 155,000 53,430,050
a
Wynn Resorts Ltd. .................................... United States 593,500 53,296,300
296,642,102
Household Durables 0.7%
a
NVR, Inc. ........................................... United States 9,400 46,011,120
Interactive Media & Services 2.3%
a
Bumble, Inc., A ....................................... United States 432,500 22,714,900
a
Match Group, Inc. ..................................... United States 509,559 76,831,306
a
Pinterest, Inc., A ...................................... United States 942,100 42,055,344
141,601,550
Internet & Direct Marketing Retail 1.0%
a
Etsy, Inc. ............................................ United States 191,300 47,956,997

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a,b
Wayfair, Inc., A ....................................... United States 62,200 $ 15,494,020
63,451,017
IT Services 7.3%
a
BigCommerce Holdings, Inc., 1 ........................... United States 601,300 27,786,073
a
Cloudflare , Inc., A ..................................... United States 518,200 100,903,904
a
EPAM Systems, Inc. ................................... United States 51,400 34,604,536
a,b
Marqeta , Inc., A ....................................... United States 211,700 6,478,020
a,c,d
Marqeta , Inc., B ...................................... United States 1,070,236 32,182,212
a
MongoDB, Inc. ....................................... United States 187,300 97,637,617
a,e
Nuvei Corp., 144A, Reg S ............................... Canada 170,900 20,579,778
a
Okta , Inc. ........................................... United States 384,500 95,040,710
a,b
Payoneer Global, Inc. .................................. United States 147,000 1,109,850
a
Payoneer Global, Inc. .................................. United States 1,017,200 7,679,860
a
Wix.com Ltd. ......................................... Israel 170,100 31,631,796
455,634,356
Leisure Products 0.9%
a,c,d
Fanatics Holdings, Inc. ................................. United States 793,714 37,598,232
a
YETI Holdings, Inc. .................................... United States 170,300 16,745,599
54,343,831
Life Sciences Tools & Services 4.5%
a
10X Genomics, Inc., A .................................. United States 260,000 41,930,200
a
Avantor , Inc. ......................................... United States 939,400 37,932,972
Bio- Techne Corp. ..................................... United States 185,700 97,241,805
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 549,200 23,225,668
a
Mettler -Toledo International, Inc. .......................... United States 56,100 83,077,368
283,408,013
Machinery 2.0%
Fortive Corp. ......................................... United States 650,500 49,249,355
IDEX Corp. .......................................... United States 136,500 30,380,805
a,b
Proterra , Inc. ......................................... United States 559,260 6,269,305
a,c,d
Proterra , Inc. ......................................... United States 1,264,595 13,532,728
Stanley Black & Decker, Inc. ............................. United States 160,300 28,810,719
128,242,912
Oil, Gas & Consumable Fuels 0.3%
Coterra Energy, Inc. ................................... United States 752,300 16,039,036
Personal Products 0.6%
a
BellRing Brands, Inc., A ................................. United States 1,225,100 32,857,182
a
Olaplex Holdings, Inc. .................................. United States 100,500 2,804,955
35,662,137
Pharmaceuticals 0.3%
a
Jazz Pharmaceuticals plc ............................... United States 128,100 17,042,424
a
Reata Pharmaceuticals, Inc., A ........................... United States 39,231 3,766,568
20,808,992
Professional Services 4.2%
a
CoStar Group, Inc. .................................... United States 1,247,800 107,373,190
TransUnion .......................................... United States 662,900 76,425,741
Verisk Analytics, Inc. ................................... United States 387,400 81,458,598
265,257,529

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 1.3%
Old Dominion Freight Line, Inc. ........................... United States 238,050 $ 81,258,368
Semiconductors & Semiconductor Equipment 6.1%
a
Allegro MicroSystems , Inc. .............................. Japan 671,800 22,411,248
a
Alphawave IP Group plc ................................ United Kingdom 2,381,700 6,499,157
Entegris , Inc. ......................................... United States 387,600 54,566,328
a
GLOBALFOUNDRIES, Inc. .............................. United States 183,400 8,938,916
a
Lattice Semiconductor Corp. ............................. United States 738,914 51,310,188
Monolithic Power Systems, Inc. ........................... United States 126,100 66,260,506
a
Semtech Corp. ....................................... United States 550,463 46,805,869
a
SiTime Corp. ......................................... United States 467,314 123,786,805
380,579,017
Software 18.4%
a
Alkami Technology, Inc. ................................. United States 456,900 13,707,000
a
ANSYS, Inc. ......................................... United States 255,300 96,906,774
a
Arteris , Inc. .......................................... United States 908,100 20,296,035
a
Avalara, Inc. ......................................... United States 485,100 87,143,364
a
Bill.com Holdings, Inc. .................................. United States 256,833 75,588,520
a
Black Knight, Inc. ..................................... United States 1,007,500 70,635,825
a
BTRS Holdings, Inc. ................................... United States 1,549,200 13,307,628
a
Coupa Software, Inc. ................................... United States 267,100 60,818,670
a
Crowdstrike Holdings, Inc., A ............................. United States 121,400 34,210,520
a
DocuSign, Inc. ....................................... United States 439,000 122,169,310
a
Duck Creek Technologies, Inc. ........................... United States 585,016 18,428,004
a
Five9, Inc. ........................................... United States 175,500 27,730,755
a
Freshworks , Inc., A .................................... United States 128,200 6,442,050
a
Gitlab , Inc., A ........................................ United States 28,100 3,152,820
a
HubSpot , Inc. ........................................ United States 115,000 93,176,450
a
Lightspeed Commerce, Inc. .............................. Canada 381,000 37,219,890
a
Paylocity Holding Corp. ................................. United States 393,200 119,981,048
a
Q2 Holdings, Inc. ..................................... United States 367,464 28,831,226
a
Synopsys, Inc. ....................................... United States 471,900 157,227,642
a
Zendesk , Inc. ........................................ United States 506,800 51,592,240
a
Zscaler , Inc. ......................................... United States 50,900 16,229,974
1,154,795,745
Specialty Retail 4.9%
a
Burlington Stores, Inc. .................................. United States 224,600 62,054,734
a
Five Below, Inc. ....................................... United States 320,700 63,274,110
a
O'Reilly Automotive, Inc. ................................ United States 105,100 65,405,832
a,b
Petco Health & Wellness Co., Inc. ......................... United States 1,264,100 31,261,193
Tractor Supply Co. .................................... United States 384,600 83,523,582
305,519,451
Textiles, Apparel & Luxury Goods 2.6%
Levi Strauss & Co., A .................................. United States 839,900 21,988,582
a
Lululemon Athletica , Inc. ................................ United States 178,900 83,369,189
a
On Holding AG, A ..................................... Switzerland 199,700 6,821,752
VF Corp. ............................................ United States 687,100 50,075,848
162,255,371
Trading Companies & Distributors 1.2%
Fastenal Co. ......................................... United States 1,322,400 75,482,592
Total Common Stocks (Cost $3,537,298,657) ....................................
6,005,769,757

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 1.4%
Diversified Consumer Services 0.2%
a,c,d
Newsela , Inc., D ...................................... United States 423,782 $ 9,041,336
a
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d,f
Phononic Devices, Inc. ................................. United States 513,050 2,112,350
a
Software 1.0%
a,c,d
Benchling , Inc., F ..................................... United States 347,106 11,349,082
a,c,d,f
Blaize , Inc., D ........................................ United States 1,294,805 13,521,001
a,c,d
Databricks , Inc., G .................................... United States 75,943 18,903,961
a,c,d
OneTrust LLC, C ...................................... United States 767,526 20,367,542
64,141,586
Textiles, Apparel & Luxury Goods 0.2%
a,c,d
Allbirds , Inc., E ....................................... United States 772,477 9,556,182
a
Total Convertible Preferred Stocks (Cost $71,288,309) ...........................
84,851,454
Preferred Stocks 0.2%
Semiconductors & Semiconductor Equipment 0.2%
a,c,d,f
Phononic Devices, Inc., F ............................... United States 2,970,061 10,865,947
a
Total Preferred Stocks (Cost $7,499,998) .......................................
10,865,947
Warrants
Warrants 0.0%
Software 0.0%
a,c,d,f
Blaize , Inc. Ltd., 2/28/24 ................................ United Kingdom 64,741 —
Total Warrants (Cost $—) .....................................................
—
Principal
Amount
*
g,h
Senior Floating Rate Interests 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
c,d,f,i
Phononic , Inc. ,
Advance Term Loan, B, 12%, PIK, (3-month USD LIBOR), 7/31/26 United States 121,407 108,875
Advance Term Loan, D, 12%, PIK, (3-month USD LIBOR),
12/01/25 .......................................... United States 289,883 259,179
Term Loan, A, 12%, PIK, (3-month USD LIBOR), 1/17/24 ...... United States 590,340 542,960
Term Loan, C, 12%, PIK, (3-month USD LIBOR), 8/25/24 ...... United States 117,602 105,652
1,016,666
a a a a a a
Total Senior Floating Rate Interests (Cost $1,104,637) ...........................
1,016,666
Shares
Escrows and Litigation Trusts 0.0%
a,c
Proterra , Inc., Escrow Account ........................... United States 134,477 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $3,617,191,601) .............................
6,102,503,824
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
See Abbreviations on page 81 .
Short Term Investments 4.1%
a a
Country Shares
a
Value
a
Money Market Funds 3.1%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 196,756,963 $ 196,756,963
Total Money Market Funds (Cost $196,756,963) .................................
196,756,963
a a a a a
l
Investments from Cash Collateral Received for
Loaned Securities 1.0%
Money Market Funds 1.0%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 58,638,741 58,638,741
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $58,638,741) ...........................................................
58,638,741
Total Short Term Investments (Cost $255,395,704 ) ...............................
255,395,704
a
Total Investments (Cost $3,872,587,305) 101.3% ................................
$6,357,899,528
Other Assets, less Liabilities (1.3)% ...........................................
(77,277,016)
Net Assets 100.0% ...........................................................
$6,280,622,512
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2021. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $20,579,778, representing 0.3% of net assets.
f
See Note 9 regarding holdings of 5% voting securities.
g
See Note 1(d) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
Income may be received in additional securities and/or cash.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,078,393,881 $2,774,025,354 $3,595,065,909
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................. 174,952,540 325,949,417 277,521,396
Value - Unaffiliated issuers (Includes securities loaned of $93,944,510,
$183,424,500 and $56,969,088 respectively) ................... $6,302,745,309 $4,075,239,326 $6,074,987,860
Value - Non-controlled affiliates (Note 3 f and 9 ) ................. 210,869,818 331,296,417 282,911,668
Cash .................................................. 194,131 200,386 152,758
Receivables:
Investment securities sold ................................. 12,253,994 15,313,913 1,696,714
Capital shares sold ...................................... 3,193,368 2,248,159 5,634,718
Dividends and interest ................................... 753,275 151,881 899,398
Total assets ........................................ 6,530,009,895 4,424,450,082 6,366,283,116
Liabilities:
Payables:
Investment securities purchased ............................ 9,433,289 2,000,115 10,571,562
Capital shares redeemed ................................. 5,029,848 4,762,755 11,881,156
Management fees ....................................... 2,758,413 2,076,211 2,319,950
Distribution fees ........................................ 1,165,216 342,809 1,098,686
Transfer agent fees ...................................... 771,410 608,543 936,082
Trustees' fees and expenses ............................... 6,255 2,896 3,393
Payable upon return of securities loaned (Note 1d) ................ 96,080,575 185,820,959 58,638,741
Accrued expenses and other liabilities ......................... 95,403 50,091 211,034
Total liabilities ....................................... 115,340,409 195,664,379 85,660,604
Net assets, at value ............................... $6,414,669,486 $4,228,785,703 $6,280,622,512
Net assets consist of:
Paid-in capital ........................................... $1,674,582,147 $2,275,659,646 $2,992,319,168
Total distributable earnings (losses) ........................... 4,740,087,339 1,953,126,057 3,288,303,344
Net assets, at value ............................... $6,414,669,486 $4,228,785,703 $6,280,622,512

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $4,618,370,158 $1,254,534,131 $4,519,337,399
Shares outstanding ...................................... 71,248,184 42,314,399 82,395,364
Net asset value per share
a
................................ $64.82 $29.65 $54.85
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $68.59 $31.38 $58.04
Class C:
Net assets, at value ..................................... $246,729,910 $61,567,232 $177,075,545
Shares outstanding ...................................... 4,898,756 2,778,729 5,751,050
Net asset value and maximum offering price per share
a
........... $50.37 $22.16 $30.79
Class R:
Net assets, at value ..................................... $42,206,914 $70,776,269 $59,236,435
Shares outstanding ...................................... 696,041 2,590,087 1,239,529
Net asset value and maximum offering price per share ........... $60.64 $27.33 $47.79
Class R6:
Net assets, at value ..................................... $646,592,277 $2,159,394,912 $771,744,283
Shares outstanding ...................................... 8,883,469 64,046,021 11,975,769
Net asset value and maximum offering price per share ........... $72.79 $33.72 $64.44
Advisor Class:
Net assets, at value ..................................... $860,770,227 $682,513,159 $753,228,850
Shares outstanding ...................................... 12,031,017 20,688,494 11,993,739
Net asset value and maximum offering price per share ........... $71.55 $32.99 $62.80
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $9,047,288 $8,247,444 $9,540,216
Non-controlled affiliates (Note 3 f and 9 ) ....................... 2,163 6,771 11,551
Interest:
Unaffiliated issuers ...................................... — — 38,456
Non-controlled affiliates (Note 3 f and 9 ) ....................... — — 60,558
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 3,645,308 651,851 511,594
Non-controlled affiliates (Note 3 f ) ........................... 4,625 5,940 3,439
Total investment income ................................. 12,699,384 8,912,006 10,165,814
Expenses:
Management fees (Note 3 a ) ................................. 16,099,489 12,491,774 13,436,168
Distribution fees: (Note 3c )
    Class A .............................................. 5,568,941 1,548,523 5,440,524
    Class C .............................................. 1,338,771 375,887 940,509
    Class R .............................................. 103,777 185,356 147,446
Transfer agent fees: (Note 3e )
    Class A .............................................. 2,354,384 1,065,204 2,798,356
    Class C .............................................. 142,191 64,709 121,174
    Class R .............................................. 21,936 63,749 37,934
    Class R6 ............................................. 76,916 329,638 134,748
    Advisor Class .......................................... 378,832 607,716 393,900
Custodian fees (Note 4 ) .................................... 22,581 29,232 19,279
Reports to shareholders fees ................................ 123,917 111,661 177,037
Registration and filing fees .................................. 112,102 73,771 107,329
Professional fees ......................................... 104,737 70,429 47,107
Trustees' fees and expenses ................................ 32,163 21,235 28,617
Other .................................................. 102,731 78,332 67,532
Total expenses ....................................... 26,583,468 17,117,216 23,897,660
Expense reductions (Note 4 ) ............................. (187) — —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (46,897) (156,186) (171,682)
Net expenses ....................................... 26,536,384 16,961,030 23,725,978
Net investment income (loss) .......................... (13,837,000) (8,049,024) (13,560,164)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 240,023,680 213,593,743 263,513,030
Foreign currency transactions .............................. (12,061) — (7,981)
Net realized gain (loss) ................................ 240,011,619 213,593,743 263,505,049
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 627,718,341 (264,600,738) 344,495,272
Non-controlled affiliates (Note 3 f and 9 ) ..................... 5,649,964 1,500,663 577,267
Net change in unrealized appreciation (depreciation) .......... 633,368,305 (263,100,075) 345,072,539
Net realized and unrealized gain (loss) .......................... 873,379,924 (49,506,332) 608,577,588
Net increase (decrease) in net assets resulting from operations ........ $859,542,924 $(57,555,356) $595,017,424

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Six Months Ended
October 31, 2021
(unaudited)
Year Ended
April 30, 2021
Six Months Ended
October 31, 2021
(unaudited)
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(13,837,000) $(24,853,214) $(8,049,024) $(16,528,767)
Net realized gain (loss) ............ 240,011,619 562,319,554 213,593,743 795,665,077
Net change in unrealized appreciation
(depreciation) ................. 633,368,305 1,438,216,506 (263,100,075) 1,041,322,646
Net increase (decrease) in net
assets resulting from operations . 859,542,924 1,975,682,846 (57,555,356) 1,820,458,956
Distributions to shareholders:
Class A ........................ — (224,148,602) — (104,691,979)
Class C ........................ — (19,547,939) — (10,525,678)
Class R ........................ — (2,400,189) — (8,100,192)
Class R6 ....................... — (26,531,757) — (155,392,084)
Advisor Class ................... — (30,835,998) — (58,222,612)
Total distributions to shareholders ..... — (303,464,485) — (336,932,545)
Capital share transactions: (Note 2 )
Class A ........................ (214,117,768) 101,012,799 27,593,706 134,170,863
Class C ........................ (69,257,378) (20,254,399) (22,894,100) (13,257,685)
Class R ........................ (3,921,656) (3,158,368) (7,224,535) (5,585,640)
Class R6 ....................... (3,299,994) 17,769,683 36,029,330 287,293,924
Advisor Class ................... 115,463,525 (19,471,444) (47,242,726) 41,589,751
Total capital share transactions ....... (175,133,271) 75,898,271 (13,738,325) 444,211,213
Net increase (decrease) in net
assets ..................... 684,409,653 1,748,116,632 (71,293,681) 1,927,737,624
Net assets:
Beginning of period ................ 5,730,259,833 3,982,143,201 4,300,079,384 2,372,341,760
End of period ..................... $6,414,669,486 $5,730,259,833 $4,228,785,703 $4,300,079,384

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
Franklin Small-Mid Cap Growth Fund
Six Months Ended
October 31, 2021
(unaudited)
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(13,560,164) $(23,956,403)
Net realized gain (loss) ................................................. 263,505,049 979,421,933
Net change in unrealized appreciation (depreciation) ........................... 345,072,539 1,272,155,703
Net increase (decrease) in net assets resulting from operations ................ 595,017,424 2,227,621,233
Distributions to shareholders:
Class A ............................................................. — (322,775,473)
Class C ............................................................. — (26,786,941)
Class R ............................................................. — (5,438,863)
Class R6 ............................................................ — (33,885,852)
Advisor Class ........................................................ — (37,430,317)
Total distributions to shareholders .......................................... — (426,317,446)
Capital share transactions: (Note 2 )
Class A ............................................................. (133,864,219) 312,835,788
Class C ............................................................. (39,394,875) (1,290,198)
Class R ............................................................. (6,826,071) (1,603,654)
Class R6 ............................................................ 50,757,315 275,615,792
Advisor Class ........................................................ 137,723,369 67,940,915
Total capital share transactions ............................................ 8,395,519 653,498,643
Net increase (decrease) in net assets ................................... 603,412,943 2,454,802,430
Net assets:
Beginning of period ..................................................... 5,677,209,569 3,222,407,139
End of period .......................................................... $6,280,622,512 $5,677,209,569

Franklin Strategic Series
Notes to Financial Statements (unaudited)
56
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares:  Class
A, Class C, Class R, Class R6, and Advisor Class. Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not

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take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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d. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

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h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 3 1 , 2021 , there were an unlimited number of shares authorized (without par value) . Transactions in the
Funds' shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2021
Shares sold
a
................................... 3,789,186 $229,574,952 4,602,403 $134,741,684
Shares redeemed ............................... (7,273,507) (443,692,720) (3,658,488) (107,147,978)
Net increase (decrease) .......................... (3,484,321) $(214,117,768) 943,915 $27,593,706
Year ended April 30, 2021
Shares sold
a
................................... 9,852,737 $499,219,179 9,833,490 $259,856,939
Shares issued in reinvestment of distributions .......... 4,067,652 210,907,495 3,766,883 100,952,866
Shares redeemed ............................... (12,009,751) (609,113,875) (8,666,706) (226,638,942)
Net increase (decrease) .......................... 1,910,638 $101,012,799 4,933,667 $134,170,863
Class C
Class C Shares:
Six Months ended October 31, 2021
Shares sold ................................... 381,540 $17,935,636 194,851 $4,256,760
Shares redeemed
a
.............................. (1,837,726) (87,193,014) (1,244,465) (27,150,860)
Net increase (decrease) .......................... (1,456,186) $(69,257,378) (1,049,614) $(22,894,100)
Year ended April 30, 2021
Shares sold ................................... 1,472,577 $59,035,199 563,562 $11,698,529
Shares issued in reinvestment of distributions .......... 479,347 19,437,795 519,218 10,467,435
Shares redeemed
a
.............................. (2,454,585) (98,727,393) (1,764,756) (35,423,649)
Net increase (decrease) .......................... (502,661) $(20,254,399) (681,976) $(13,257,685)
Class R
1. Organization and Significant Accounting Policies
(continued)

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Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended October 31, 2021
Shares sold ................................... 31,218 $1,753,257 184,182 $4,954,209
Shares redeemed ............................... (101,903) (5,674,913) (450,883) (12,178,744)
Net increase (decrease) .......................... (70,685) $(3,921,656) (266,701) $(7,224,535)
Year ended April 30, 2021
Shares sold ................................... 171,266 $8,043,810 717,438 $17,477,893
Shares issued in reinvestment of distributions .......... 49,285 2,395,755 327,026 8,093,887
Shares redeemed ............................... (286,132) (13,597,933) (1,280,988) (31,157,420)
Net increase (decrease) .......................... (65,581) $(3,158,368) (236,524) $(5,585,640)
Class R6
Class R6 Shares:
Six Months ended October 31, 2021
Shares sold ................................... 606,810 $41,072,644 8,312,042 $276,908,705
Shares redeemed ............................... (666,315) (44,372,638) (7,228,553) (240,879,375)
Net increase (decrease) .......................... (59,505) $(3,299,994) 1,083,489 $36,029,330
Year ended April 30, 2021
Shares sold ................................... 1,780,597 $101,176,664 18,333,285 $556,812,453
Shares issued in reinvestment of distributions .......... 330,490 19,184,931 4,628,874 140,578,888
Shares redeemed ............................... (1,883,548) (102,591,912) (13,948,785) (410,097,417)
Net increase (decrease) .......................... 227,539 $17,769,683 9,013,374 $287,293,924
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2021
Shares sold ................................... 3,115,143 $215,076,375 1,976,425 $64,191,049
Shares redeemed ............................... (1,460,887) (99,612,850) (3,420,984) (111,433,775)
Net increase (decrease) .......................... 1,654,256 $115,463,525 (1,444,559) $(47,242,726)
Year ended April 30, 2021
Shares sold ................................... 1,388,593 $77,802,045 8,029,152 $230,742,875
Shares issued in reinvestment of distributions .......... 529,809 30,257,387 1,670,035 49,683,553
Shares redeemed ............................... (2,340,525) (127,530,876) (8,252,648) (238,836,677)
Net increase (decrease) .......................... (422,123) $(19,471,444) 1,446,539 $41,589,751
2. Shares of Beneficial Interest
(continued)

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Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2021
Shares sold
a
................................... 5,187,057 $265,615,411
Shares redeemed ............................... (7,711,041) (399,479,630)
Net increase (decrease) .......................... (2,523,984) $(133,864,219)
Year ended April 30, 2021
Shares sold
a
................................... 13,207,103 $591,860,878
Shares issued in reinvestment of distributions .......... 6,654,125 306,156,283
Shares redeemed ............................... (13,188,883) (585,181,373)
Net increase (decrease) .......................... 6,672,345 $312,835,788
Class C
Class C Shares:
Six Months ended October 31, 2021
Shares sold ................................... 473,131 $13,591,812
Shares redeemed
a
.............................. (1,823,283) (52,986,687)
Net increase (decrease) .......................... (1,350,152) $(39,394,875)
Year ended April 30, 2021
Shares sold ................................... 1,554,802 $40,817,005
Shares issued in reinvestment of distributions .......... 1,025,860 26,672,329
Shares redeemed
a
.............................. (2,636,417) (68,779,532)
Net increase (decrease) .......................... (55,755) $(1,290,198)
Class R
Class R Shares:
Six Months ended October 31, 2021
Shares sold ................................... 106,330 $4,693,256
Shares redeemed ............................... (257,831) (11,519,327)
Net increase (decrease) .......................... (151,501) $(6,826,071)
Year ended April 30, 2021
Shares sold ................................... 395,867 $15,543,080
Shares issued in reinvestment of distributions .......... 134,671 5,411,097
Shares redeemed ............................... (580,286) (22,557,831)
Net increase (decrease) .......................... (49,748) $(1,603,654)
Class R6
Class R6 Shares:
Six Months ended October 31, 2021
Shares sold ................................... 2,489,396 $148,723,212
Shares redeemed ............................... (1,641,100) (97,965,897)
Net increase (decrease) .......................... 848,296 $50,757,315
Year ended April 30, 2021
Shares sold ................................... 6,958,014 $373,028,400
Shares issued in reinvestment of distributions .......... 574,433 30,956,221
Shares redeemed ............................... (2,449,090) (128,368,829)
Net increase (decrease) .......................... 5,083,357 $275,615,792
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2021
Shares sold ................................... 3,329,008 $200,276,812
Shares redeemed ............................... (1,072,634) (62,553,443)
Net increase (decrease) .......................... 2,256,374 $137,723,369
Year ended April 30, 2021
Shares sold ................................... 2,877,964 $141,845,420
Shares issued in reinvestment of distributions .......... 683,685 35,941,325
Shares redeemed ............................... (2,153,257) (109,845,830)
Net increase (decrease) .......................... 1,408,392 $67,940,915
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

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Franklin Small Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans,
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.528% 0.591% 0.454%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $226,212 $143,958 $304,218
CDSC retained ........................... $9,390 $6,910 $19,156
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $1,464,713 $992,741 $1,425,596
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies . As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended October 3 1 , 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $74,672,064 $341,360,009 $(386,203,576) $— $— $29,828,497 29,828,497 $2,163
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $50,044,540 $503,445,927 $(457,409,892) $ — $ — $96,080,575 96,080,575 $4,625
Total Affiliated Securities ... $124,716,604 $844,805,936 $(843,613,468) $— $— $125,909,072 $6,788
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $205,154,775 $354,220,041 $(484,162,115) $— $— $75,212,701 75,212,701 $6,771
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $64,722,231 $619,464,540 $(498,365,812) — — $185,820,959 185,820,959 $5,940
Total Affiliated Securities ... $269,877,006 $973,684,581 $(982,527,927) $— $— $261,033,660 $12,711
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $213,329,128 $497,441,990 $(514,014,155) $— $— $196,756,963 196,756,963 $11,551
3. Transactions with Affiliates
(continued)

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g. Waiver and Expense Reimbursements
For Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund, Investor
Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed
0.03% based on the average net assets of the class until August 31, 2022.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended October 31, 2021, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the period ended October 31, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
At October 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $84,881,180 $495,886,779 $(522,129,218) $ — $ — $58,638,741 58,638,741 $3,439
Total Affiliated Securities ... $298,210,308 $993,328,769 $(1,036,143,373) $— $— $255,395,704 $14,990
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $— $8,543,064 $—
Sales .................................. $2,436,780 $— $2,264,772
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2021, were as follows:
At October 31, 2021, in connection with securities lending transactions, Franklin Growth Opportunities Fund, Franklin
Small Cap Growth Fund, and Franklin Small-Mid Cap Growth Fund loaned equity investments and received $96,080,575,
$185,820,959 and $58,638,741 of cash collateral, respectively. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $2,263,056,530 $3,104,787,725 $3,874,458,340
Unrealized appreciation ..................... $4,299,673,499 $1,477,261,883 $2,577,315,555
Unrealized depreciation ..................... (49,114,902) (175,513,865) (93,874,367)
Net unrealized appreciation (depreciation) ....... $4,250,558,597 $1,301,748,018 $2,483,441,188
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $428,353,989 $606,571,974 $1,295,813,734
Sales .................................. $654,983,484 $578,680,779 $1,282,661,529
5. Income Taxes
(continued)

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At October 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
1,020,156
a
AvidXchange Holdings, Inc. .................... 7/30/20 - 10/13/21 $ 12,499,972 $ 21,286,510
16,669 Celonis SE ................................. 6/16/21 6,149,572 6,164,029
2,610,594 ClearMotion , Inc., C .......................... 11/06/17 5,499,999 7,057,172
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 10,867,769
481,845
b
Confluent, Inc. .............................. 4/13/20 7,212,582 31,853,644
112,760 Databricks , Inc., G ........................... 2/01/21 20,000,005 28,068,560
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 48,788,210
1,765,636
c
Figs, Inc. .................................. 10/23/20 15,093,043 58,430,485
201,294
d
Gitlab , Inc. ................................. 9/11/19 3,749,986 21,190,020
415,102 HashiCorp , Inc., E ........................... 3/06/20 12,004,812 28,420,302
1,673,284 Legalzoom.com, Inc. ......................... 7/20/18 16,479,338 44,638,957
1,396,875
e
Marqeta , Inc., B ............................. 8/20/20 - 10/21/20 12,799,970 42,004,312
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 13,720,916
509,182 Optoro , Inc., E .............................. 7/24/18 10,020,702 10,020,702
3,595,580
f
Proterra , Inc. ............................... 9/21/16 - 8/02/19 22,294,006 38,477,147
23,001 Sweetgreen , Inc., 1/20/26 ...................... 1/21/21 — —
928,488 Sweetgreen , Inc., H .......................... 11/09/18 12,107,484 15,042,978
100,835 Sweetgreen , Inc., I ........................... 9/16/19 1,724,278 1,633,687
76,670 Sweetgreen , Inc., J .......................... 1/21/21 1,311,057 1,242,176
1,753,060 Talkdesk , Inc., C ............................ 7/15/20 11,517,955 28,594,801
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 7,328,710
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 23,694,033
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,427 5,968,462
2,315,191
g
Wheels Up Experience, Inc., A .................. 5/16/19 - 7/28/21 17,499,998 15,338,523
Total Restricted Securities (Value is 8.0% of Net Assets) .............. $249,172,254 $509,832,105
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 19,999,999
1,297,305 Allbirds , Inc., E .............................. 9/22/20 14,999,998 16,048,740
382,306 Benchling , Inc., F ............................ 10/20/21 12,499,992 12,499,992
462,963 Checkr , Inc., E .............................. 8/24/21 25,000,002 25,000,002
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 10,867,769
1,431,280 Legalzoom.com, Inc. ......................... 7/20/18 14,095,961 38,182,907
1,199,415 Marqeta , Inc. ............................... 8/20/20 10,000,003 36,066,650
709,046 Newsela , Inc., D ............................. 1/21/21 15,000,010 15,127,408
508,130 Optoro , Inc., E .............................. 7/24/18 9,999,998 9,999,998
3,243,567
h
Proterra , Inc. ............................... 9/21/16 - 5/21/18 19,762,396 34,710,173
8. Restricted Securities
(continued)

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Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
1,105,258
i
Rent the Runway, Inc. ........................ 3/21/19 - 4/30/21 $ 20,833,337 $ 17,804,383
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 8,642,603
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 2,335,680
33,990 Sweetgreen , Inc., 1/20/26 ...................... 1/21/21 — —
383,435 Sweetgreen , Inc., H .......................... 11/09/18 4,999,992 6,212,255
41,641 Sweetgreen , Inc., I ........................... 9/16/19 712,061 674,650
113,300 Sweetgreen , Inc., J .......................... 1/21/21 1,937,430 1,835,640
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 9,344,877
1,984,450
j
Wheels Up Experience, Inc., A .................. 5/16/19 - 7/28/21 14,999,997 13,147,306
Total Restricted Securities (Value is 6.6% of Net Assets) .............. $215,441,166 $278,501,032
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
772,477 Allbirds , Inc. E .............................. 9/22/20 $ 8,931,712 $ 9,556,182
347,106 Benchling , Inc., F ............................ 10/20/21 11,349,082 11,349,082
64,741 Blaize , Inc. Ltd., 2/28/24 ....................... 3/01/21 — —
1,294,805 Blaize , Inc., D .............................. 3/02/21 - 3/22/21 13,521,010 13,521,001
75,943 Databricks , Inc., G ........................... 2/01/21 13,469,850 18,903,961
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 37,598,232
1,070,236
k
Marqeta , Inc. ............................... 8/20/20 8,922,986 32,182,212
423,782 Newsela , Inc., D ............................. 1/21/21 8,965,193 9,041,336
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 20,367,542
513,050 Phononic Devices, Inc. ........................ 1/17/20 - 11/03/20 47 2,112,350
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 10,865,947
121,407
Phononic , Inc., Advance Term Loan, B, 12%, PIK,
7/31/26 .................................. 8/25/20 - 10/01/21 117,746 108,875
289,883
Phononic , Inc., Advance Term Loan, D, 12%, PIK,
12/01/25 ................................. 1/15/21 - 10/01/21 287,488 259,179
590,340 Phononic , Inc., Term Loan, A, 12%, PIK, 1/17/24 .... 1/17/20 - 10/01/21 582,849 542,960
117,602 Phononic , Inc., Term Loan, C, 12%, PIK, 8/25/24 .... 12/03/20-10/01/21 116,554 105,652
1,264,595
l
Proterra , Inc. ............................... 9/21/16 7,135,914 13,532,728
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $110,003,905 $180,047,239
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,645,619 as of October 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $19,196,826 as of October 31, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $30,271,922 as of October 31, 2021.
d
The Fund also invests in unrestricted securities of the issuer, valued at $3,220,140 as of October 31, 2021.
e
The Fund also invests in unrestricted securities of the issuer, valued at $6,698,340 as of October 31, 2021.
f
The Fund also invests in unrestricted securities of the issuer, valued at $6,495,724 as of October 31, 2021.
g
The Fund also invests in unrestricted securities of the issuer, valued at $24,535,000 as of October 31, 2021.
8. Restricted Securities
(continued)

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9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2021, investments in “affiliated companies” were as follows:
h
The Fund also invests in unrestricted securities of the issuer, valued at $6,960,020 as of October 31, 2021.
i
The Fund also invests in unrestricted securities of the issuer, valued at $19,294,125 as of October 31, 2021.
j
The Fund also invests in unrestricted securities of the issuer, valued at $14,020,000 as of October 31, 2021.
k
The Fund also invests in unrestricted securities of the issuer, valued at $6,478,020 as of October 31, 2021.
l
The Fund also invests in unrestricted securities of the issuer, valued at $6,269,305 as of October 31, 2021.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares /Principal
Amount Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Avidxchange Holdings , Inc. $ 13,792,310 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
ClearMotion , Inc., C ... 7,703,411 — — — (646,239) 7,057,172 2,610,594 —
ClearMotion , Inc., D ... 11,706,569 — — — (838,800) 10,867,769 3,698,772 —
HashiCorp , Inc., E .... 19,097,102 — — — 9,323,200 28,420,302 415,102 —
Optoro , Inc., E ....... 12,164,900 — — — (2,144,198) 10,020,702 509,182 —
Talkdesk , Inc., C ..... 28,638,800 — — — (43,999) 28,594,801 1,753,060 —
Tempus Labs, Inc., F .. 22,633,975 — — — —
a
—
a
—
a
—
Tempus Labs, Inc., G .. 5,814,771 — — — —
a
—
a
—
a
—
Wheels Up Experience,
Inc. ............ 35,000,000 — — — —
a
—
a
—
a
—
Wheels Up Experience,
Inc., A ........... 22,526,068 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is 1.3% of Net
Assets) .......... $179,077,906 $— $— $ — $ 5,649,964 $84,960,746 $—
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Bridge Investment Group
Holdings Inc ., A .... $ — $ 24,016,000 $ — $ — $ 4,427,950 $ 28,443,950 1,501,000 $ —
ClearMotion , Inc., D ... 11,706,569 — — — (838,800) 10,867,769 3,698,772 —
Optoro , Inc., E ....... 12,139,766 — — — (2,139,768) 9,999,998 508,130 —
8. Restricted Securities
(continued)

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Notes to Financial Statements (unaudited)
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Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Growth Fund (continued)
Non-Controlled Affiliates
Paymentus Holdings Inc $ — $ 20,899,759 $ — $ — $ 51,281 $ 20,951,040 818,400 $ —
TPG Pace Governance
LLC, A .......... 25,000,000 — (25,000,000) — — —
b
— —
Wheels Up Experience,
Inc. ............ 20,000,000 — — — —
a
—
a
—
a
—
Wheels Up Experience,
Inc., A ........... 19,308,057 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is 1.7% of Net
Assets) .......... $88,154,392 $44,915,759 $(25,000,000) $ — $ 1,500,663 $70,262,757 $—
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount
*
Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Blaize , Inc. Ltd., 2/28/24 $ — $ — $ — $ — $ — $ — 64,741 $ —
Blaize , Inc., D ....... 13,521,001 — — — — 13,521,001 1,294,805 —
Phononic Devices, Inc. . 2,022,312 — — — 90,038 2,112,350 513,050 —
Phononic Devices, Inc., F 10,389,829 — — — 476,118 10,865,947 2,970,061 —
Interest
Phononic , Inc., Advance
Term Loan, B, 12%, PIK,
7/31/26 .......... 101,784 7,490
c
— — (399) 108,875 121,407 6,516
Phononic , Inc., Advance
Term Loan, D, 12%,
PIK, 12/01/25 ...... 242,282 15,186
c
— — 1,711 259,179 289,883 15,340
Phononic , Inc., Term Loan,
A, 12%, PIK, 1/17/24 . 506,783 27,166
c
— — 9,011 542,960 590,340 32,449
Phononic , Inc., Term Loan,
C, 12%, PIK, 8/25/24 98,759 6,105
c
— — 788 105,652 117,602 6,253
Total Affiliated Securities
(Value is 0.4%
†
of Net
Assets) .......... $26,882,750 $55,947 $— $ — $ 577,267 $27,515,964 $60,558
*
In U.S. dollars unless otherwise indicated.
a
As of October 31, 2021, no longer an affiliate.
b
As of October 31, 2021, no longer held by the fund.
c
May include accretion, amortization, partnership adjustments, and/or corporate actions.
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

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10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2021, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .............................. $ 24,535,000 $ — $ 15,338,523 $ 39,873,523
Auto Components ...................... 33,423,095 — — 33,423,095
Automobiles .......................... 151,112,557 — — 151,112,557
Beverages ........................... 63,531,568 — — 63,531,568
Biotechnology ......................... 87,700,903 — — 87,700,903
Capital Markets ........................ 272,147,420 — — 272,147,420
Chemicals ........................... 71,942,973 — — 71,942,973
Commercial Services & Supplies ........... 21,357,117 — 6,164,029 27,521,146
Consumer Finance ..................... 32,577,743 — — 32,577,743
Electric Utilities ........................ 28,706,548 — — 28,706,548
Entertainment ......................... 70,086,543 — — 70,086,543
Equity Real Estate Investment Trusts (REITs) . 134,710,816 — — 134,710,816
Food Products ........................ 52,693,311 — — 52,693,311
Health Care Equipment & Supplies ......... 503,195,474 — 58,430,485 561,625,959
Health Care Providers & Services .......... 128,203,739 — — 128,203,739
Health Care Technology ................. 116,323,649 — — 116,323,649
Hotels, Restaurants & Leisure ............. 89,720,587 — — 89,720,587

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Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Industrial Conglomerates ................ $ 87,537,420 $ — $ — $ 87,537,420
Interactive Media & Services .............. 281,037,697 — — 281,037,697
Internet & Direct Marketing Retail .......... 460,373,791 — — 460,373,791
IT Services ........................... 713,584,546 — 42,004,312 755,588,858
Leisure Products ....................... — — 48,788,210 48,788,210
Life Sciences Tools & Services ............ 28,652,837 42,323,379 — 70,976,216
Machinery ............................ 6,495,724 — 38,477,147 44,972,871
Pharmaceuticals ....................... 75,093,584 — — 75,093,584
Professional Services ................... 153,719,442 — 44,638,957 198,358,399
Road & Rail .......................... 55,892,308 — — 55,892,308
Semiconductors & Semiconductor Equipment . 364,877,285 — — 364,877,285
Software ............................. 1,395,398,899 — 74,330,174 1,469,729,073
Specialty Retail ........................ 14,218,160 — — 14,218,160
Technology Hardware, Storage & Peripherals . 242,655,627 — — 242,655,627
Textiles, Apparel & Luxury Goods .......... 73,155,342 — — 73,155,342
Convertible Preferred Stocks ............... — — 41,789,476 41,789,476
Preferred Stocks ........................ — — 139,870,792 139,870,792
Warrants :
Biotechnology ......................... 888,866 — — 888,866
Food & Staples Retailing ................. — — —
a
—
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 125,909,072 — — 125,909,072
Total Investments in Securities ........... $5,961,459,643 $42,323,379
b
$509,832,105 $6,513,615,127
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 78,300,208 — — 78,300,208
Airlines .............................. 73,217,092 — 13,147,306 86,364,398
Banks ............................... 118,765,954 — — 118,765,954
Biotechnology ......................... 430,838,903 — — 430,838,903
Building Products ...................... 41,307,442 — — 41,307,442
Capital Markets ........................ 160,956,375 — — 160,956,375
Commercial Services & Supplies ........... 23,478,613 — — 23,478,613
Communications Equipment .............. 82,916,420 — — 82,916,420
Construction & Engineering ............... 79,257,442 — — 79,257,442
Diversified Consumer Services ............ 73,464,953 — — 73,464,953
Electronic Equipment, Instruments &
Components ........................ 36,461,974 — — 36,461,974
Equity Real Estate Investment Trusts (REITs) . 86,347,704 — — 86,347,704
Food & Staples Retailing ................. 42,642,844 — — 42,642,844
Food Products ........................ 129,541,562 — — 129,541,562
Health Care Equipment & Supplies ......... 195,288,819 — — 195,288,819
Health Care Providers & Services .......... 119,113,888 — — 119,113,888
Health Care Technology ................. 173,765,194 — — 173,765,194
Hotels, Restaurants & Leisure ............. 163,779,443 — — 163,779,443
Household Durables .................... 93,529,240 — — 93,529,240
IT Services ........................... 248,178,780 — 36,066,650 284,245,430
Life Sciences Tools & Services ............ 53,155,692 — — 53,155,692
Machinery ............................ 109,153,932 — 34,710,173 143,864,105
Personal Products ..................... 33,825,384 — — 33,825,384
Pharmaceuticals ....................... 48,622,746 — — 48,622,746
Professional Services ................... 69,085,642 — 38,182,907 107,268,549
11. Fair Value Measurements
(continued)

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Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ 288,523,173 $ — $ — $ 288,523,173
Software ............................. 329,142,279 — — 329,142,279
Specialty Retail ........................ 313,672,789 — 17,804,383 331,477,172
Textiles, Apparel & Luxury Goods .......... 53,439,115 — — 53,439,115
Trading Companies & Distributors .......... 117,227,449 — — 117,227,449
Convertible Preferred Stocks ............... — — 88,676,141 88,676,141
Preferred Stocks ........................ — — 49,913,472
a
49,913,472
Warrants .............................. — — —
a
—
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 261,033,660 — — 261,033,660
Total Investments in Securities ........... $4,128,034,711 $— $278,501,032 $4,406,535,743
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 57,017,148 — — 57,017,148
Airlines .............................. 31,006,224 — — 31,006,224
Automobiles .......................... 26,936,673 — — 26,936,673
Banks ............................... 39,098,300 — — 39,098,300
Biotechnology ......................... 178,211,808 — — 178,211,808
Building Products ...................... 48,398,775 — — 48,398,775
Capital Markets ........................ 268,517,743 — — 268,517,743
Commercial Services & Supplies ........... 108,794,500 — — 108,794,500
Communications Equipment .............. 32,447,448 — — 32,447,448
Consumer Finance ..................... 7,224,213 — — 7,224,213
Containers & Packaging ................. 86,913,476 — — 86,913,476
Electrical Equipment .................... 86,673,520 — — 86,673,520
Electronic Equipment, Instruments &
Components ........................ 112,654,022 — — 112,654,022
Entertainment ......................... 115,586,432 — — 115,586,432
Equity Real Estate Investment Trusts (REITs) . 132,813,179 — — 132,813,179
Food Products ........................ 53,610,159 — — 53,610,159
Health Care Equipment & Supplies ......... 440,228,590 — — 440,228,590
Health Care Providers & Services .......... 64,335,423 — — 64,335,423
Health Care Technology ................. 148,308,985 — — 148,308,985
Hotels, Restaurants & Leisure ............. 296,642,102 — — 296,642,102
Household Durables .................... 46,011,120 — — 46,011,120
Interactive Media & Services .............. 141,601,550 — — 141,601,550
Internet & Direct Marketing Retail .......... 63,451,017 — — 63,451,017
IT Services ........................... 423,452,144 — 32,182,212 455,634,356
Leisure Products ....................... 16,745,599 — 37,598,232 54,343,831
Life Sciences Tools & Services ............ 283,408,013 — — 283,408,013
Machinery ............................ 114,710,184 — 13,532,728 128,242,912
Oil, Gas & Consumable Fuels ............. 16,039,036 — — 16,039,036
Personal Products ..................... 35,662,137 — — 35,662,137
Pharmaceuticals ....................... 20,808,992 — — 20,808,992
Professional Services ................... 265,257,529 — — 265,257,529
Road & Rail .......................... 81,258,368 — — 81,258,368
Semiconductors & Semiconductor Equipment . 380,579,017 — — 380,579,017
Software ............................. 1,154,795,745 — — 1,154,795,745
Specialty Retail ........................ 305,519,451 — — 305,519,451
Textiles, Apparel & Luxury Goods .......... 162,255,371 — — 162,255,371
11. Fair Value Measurements
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ 75,482,592 $ — $ — $ 75,482,592
Convertible Preferred Stocks ............... — — 84,851,454 84,851,454
Preferred Stocks ........................ — — 10,865,947 10,865,947
Warrants .............................. — — —
a
—
Senior Floating Rate Interests ............... — — 1,016,666 1,016,666
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 255,395,704 — — 255,395,704
Total Investments in Securities ........... $6,177,852,289 $— $180,047,239 $6,357,899,528
a
Includes securities determined to have no value at October 31, 2021.
b
Includes foreign securities valued at $42,323,379, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .......... $ 35,000,000 $ 17,499,998 $ (35,000,000) $ — $ — $ — $ — $ (2,161,475) $ 15,338,523 $ (2,161,475)
Capital Markets ..... 44,235,321 — (41,447,045) — — — — (2,788,276) — —
Commercial Services &
Supplies ........ — 6,149,572 — — — — — 14,457 6,164,029 14,457
Health Care Equipment
& Supplies ....... 20,963,721 32,849,564 (35,513,042) — — — — 40,130,242 58,430,485 (101,942,047)
IT Services ........ 11,524,036 12,799,970 (10,353,395) — — — — 28,033,701 42,004,312 29,204,342
Leisure Products .... — 19,730,229 — — — — — 29,057,981 48,788,210 29,057,981
Machinery ......... — 22,294,006 — — — — — 16,183,141 38,477,147 16,183,141
Professional Services . 26,204,625 — — — — — — 18,434,332 44,638,957 18,434,332
Software .......... 13,792,310 20,579,344 (9,616,775) — — — — 49,575,295 74,330,174 49,575,295
Convertible Preferred
Stocks :
Leisure Products .... 27,858,025 — (19,730,229) — — — — (8,127,796) — —
Software .......... 31,034,048 — — — — — — 10,755,428 41,789,476 10,755,428
Preferred Stocks :
Airlines .......... 22,526,068 — (17,499,998) — — — — (5,026,070) — —
Automobiles ....... 51,786,112 — (22,294,007) — — — — (29,492,105) — —
Commercial Services &
Supplies ........ 12,164,900 — — — — — — (2,144,198) 10,020,702 (2,144,198)
Food & Staples Retailing 16,925,725 — — — — — — 993,116 17,918,841 993,116
Health Care Providers &
Services ........ 28,448,746 — — — — — — 1,213,749 29,662,495 1,213,749
IT Services ........ 21,029,873 — (2,446,575) — — — — 9,837,004 28,420,302 9,323,200
Software .......... 76,397,495 — (13,366,762) — — — — (9,182,281) 53,848,452 (3,406,726)
11. Fair Value Measurements
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Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund (continued)
Assets:
Investments in Securities:
Warrants :
Food & Staples Retailing $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Escrows and Litigation
Trusts ........... — —
c
— — — — — — —
c
—
Total Investments in
Securities ............ $439,891,005 $131,902,683 $(207,267,828) $— $— $— $— $145,306,245 $509,832,105 $55,100,595
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .......... 20,000,000 14,999,997 (20,000,000) — — — — (1,852,691) 13,147,306 (1,852,691)
Capital Markets ..... 30,328,348 — (28,364,000) — — — — (1,964,348) — —
Consumer Finance ... 7,142,860 — (7,142,860) — — — — — — —
IT Services ........ 11,554,574 — — — — — — 24,512,076 36,066,650 24,512,076
Machinery ......... — 19,762,396 — — — — — 14,947,777 34,710,173 14,947,777
Professional Services . 22,414,698 — — — — — — 15,768,209 38,182,907 15,768,209
Road & Rail ....... 7,500,000 — (7,500,000) — — — — — — —
Software .......... 15,494,946 8,525,027 (14,025,027) — — — — (9,994,946) — —
Specialty Retail ..... — 20,833,336 — — — — — (3,028,953) 17,804,383 (3,028,953)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 14,854,244 — — — — — — 273,164 15,127,408 273,164
Software .......... — 37,499,994 — — — — — — 37,499,994 —
Specialty Retail ..... — 19,999,999 — — — — — — 19,999,999 —
Textiles, Apparel &
Luxury Goods .... 15,570,065 — — — — — — 478,675 16,048,740 478,675
Preferred Stocks :
Airlines .......... 19,308,057 — (14,999,997) — — — — (4,308,060) — —
Auto Components .... 8,082,642
c
— — — — — — 1,262,235 9,344,877
c
1,262,235
Automobiles ....... 46,716,172 — (19,762,395) — — — — (26,953,777) — —
Commercial Services &
Supplies ........ 12,139,766 — — — — — — (2,139,768) 9,999,998 (2,139,768)
Food & Staples Retailing 8,380,798 — — — — — — 341,747 8,722,545 341,747
Software .......... 24,381,344 — — — — — — (2,535,292) 21,846,052 (2,535,292)
Specialty Retail ..... 21,926,375 4,500,003 (20,833,337) — — — — (5,593,041) — —
Warrants :
Food & Staples Retailing —
c
— — — — — — — —
c
—
Escrows and Litigation
Trusts :  —  —
c
 —  —  —  —  —  —  —
c
 —
Total Investments in
Securities ............ $285,794,889 $126,120,752 $(132,627,616) $— $— $— $— $(786,993) $278,501,032 $48,027,179
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... 18,263,167 — (15,557,225) — — — — (2,705,942) — —
Consumer Finance ... 9,633,710 — (9,633,710) — — — — — — —
IT Services ........ 10,310,127 — — — — — — 21,872,085 32,182,212 21,872,085
11. Fair Value Measurements
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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Leisure Products .... $ — $ 14,052,061 $ — $ — $ — $ — $ — $ 23,546,171 $ 37,598,232 $ 23,546,171
Machinery ......... — 7,135,914 — — — — — 6,396,814 13,532,728 6,396,814
Road & Rail ....... 6,752,000 — (6,752,000) — — — — — — —
Software .......... 18,260,372 10,046,500 (16,528,101) — — — — (11,778,771) — —
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 8,878,072 — — — — — — 163,264 9,041,336 163,264
Leisure Products .... 20,938,178 — (14,052,061) — — — — (6,886,117) — —
Semiconductors &
Semiconductor
Equipment ....... — 47 — — — — — 2,112,303 2,112,350 2,112,303
Software .......... 42,644,651 11,349,083 — — — — — 10,147,852 64,141,586 10,147,852
Textiles, Apparel &
Luxury Goods .... 9,271,156 — — — — — — 285,026 9,556,182 285,026
Preferred Stocks :
Automobiles ....... 18,213,603 — (7,135,914) — — — — (11,077,689) — —
Semiconductors &
Semiconductor
Equipment ....... 10,389,829 — — — — — — 476,118 10,865,947 476,118
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 2,022,312 — (47) — — — — (2,022,265)
—
—
Software .......... —
c
— — — — — — — —
c
—
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 949,608 59,024 — — — 1,053 — 6,981 1,016,666 6,981
Escrows and Litigation
Trusts ........... — —
c
— — — — — — —
c
—
Total Investments in
Securities ............ $176,526,785 $42,642,629 $(69,659,058) $— $— $1,053 $— $30,535,830 $180,047,239 $65,006,614
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
11. Fair Value Measurements
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Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Investments in Securities:
Common Stock:
Airlines
....................
$15,338,523 Market comparables Discount for lack of
marketability
5.5% Decrease
c
Health Care Equipment & Supplies. 58,430,485 Market comparables Discount for lack of marketability
1.5% Decrease
IT Services. . . .  42,004,312 Market comparables Discount for lack of marketability
1.7% Decrease
c
Machinery
.................
38,477,147 Market comparables Discount for lack of
marketability
4.5% Decrease
c
Professional Services
.........
44,638,957 Market comparables Discount for lack of
marketability
4.9% Decrease
Software
...................
74,330,174 Market comparables Discount for lack of
marketability
2.7% - 6.2%
(4.7%)
Decrease
c
Convertible Preferred Stocks:
Software. . . . 41,789,476 Market comparables Discount for lack of marketability
7.9% – 10.4%
(9.6%)
Decrease
c
EV / revenue multiple 17.3x – 44.7x
(31.1x)
Increase
c
Preferred Stocks:
Food & Staples Retailing
.......
15,042,978 Discounted cash flow Discount for lack of
marketability
4.4% Decrease
Discount rate 13.8% Decrease
c
Terminal value
multiple
32.5x Increase
c
Market comparables EV / revenue multiple 4.8x Increase
c
Health Care Providers & Services. 23,694,033 Discounted cash flow Discount for lack of marketability
4.2% Decrease
Discount rate 8.1% Decrease
d
Long term growth rate 5.0% Increase
d
Volatility of peers 22.6% Decrease
IT Services
.................
28,420,302 Market comparables Discount for lack of
marketability
7.5% Decrease
c
EV / revenue multiple 45.0x Increase
c
Volatility of peers 40.5% Decrease
Software
...................
53,848,452 Discounted cash flow Discount for lack of
marketability
8.2% - 10.2%
(9.6%)
Decrease
c
Discount rate 8.9% - 10.5%
(10.0%)
Decrease
c
Long term growth rate 2.0% Increase
c
Terminal value
multiple
34.6x Increase
c
Volatility of peers 34.8x Decrease
11. Fair Value Measurements
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Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Market comparables Discount for lack of
marketability
10.8% Decrease
c
EV / revenue multiples 9.1x Decrease
c
Volatility of peers 42.7% Decrease
All Other Investments. . . . 73,817,266
e,f
Total. . . . . . . . . . . . . . . . . . $509,832,105
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Airlines
....................
$13,147,306 Market comparables Discount for lack of
marketability
5.5% Decrease
c
IT Services
.................
36,066,650 Market comparables Discount for lack of
marketability
1.7% Decrease
c
Machinery
.................
34,710,173 Market comparables Discount for lack of
marketability
4.5% Decrease
c
Professional Services
.........
38,182,907 Market comparables Discount for lack of
marketability
4.9% Decrease
Specialty Retail
..............
17,804,383 Market comparables Discount for lack of
marketability
6.6% Decrease
c
Convertible Preferred Stocks:
Diversified Consumer Services
..
15,127,408 Discounted cash flow Discount for lack of
marketability
11.7% Decrease
c
Discount rate 14.8% Decrease
d
Long term growth rate 5.0% Increase
Textiles, Apparel & Luxury Goods 16,048,740 Market comparables Discount for lack of marketability
4.8% Decrease
c
Preferred Stocks:
Auto Components
............
9,344,877 Market comparables Discount for lack of
marketability
6.2% Decrease
c
EV / EBITDA multiple 26.8x Increase
c
Volatility of peers 33.4% Decrease
Food & Staples Retailing
.......
6,212,255 Discounted cash flow Discount for lack of
marketability
4.4% Decrease
Discount rate 13.8% Decrease
c
Terminal value
multiple
32.5x Increase
c
Market comparables EV / revenue multiple 4.8 Increase
c
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Software
...................
19,510,372 Discounted cash flow Discount for lack of
marketability
10.2% Decrease
c
Discount rate 10.5% Decrease
c
Long term growth rate 2.0% Increase
Volatility of peers 34.8% Increase
Market comparable Discount for lack of
marketability
8.6% Decrease
c
EV / revenue multiple 2.5x Increase
c
All Other Investments…. 72,345,961
e,f
Total. . . . . . $278,501,032
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
IT Services
..................
$32,182,212 Market comparables Discount for lack of
marketability
1.7% Decrease
c
Machinery
...................
13,532,728 Market comparables Discount for lack of
marketability
4.5% Decrease
c
Convertible Preferred Stocks:
Diversified Consumer Services
..
9,041,336 Discounted cash flow Discount for lack of
marketability
11.7% Decrease
c
Discount rate 14.8% Decrease
d
Long term growth rate 5.0% Increase
Software. . . . . 39,271,503 Market comparables Discount for lack of marketability
7.9% - 10.4%
(8.6%)
Decrease
c
EV / revenue multiple 17.3x – 44.7x
(26.4x)
Increase
c
Textiles, Apparel & Luxury Goods
..
9,556,182 Market comparables Discount for lack of
marketability
4.8% Decrease
c
Preferred Stocks:
Semiconductors & Semiconductor
Equipment
..................
10,865,947 Market comparables Discount for lack of
marketability
8.4% Decrease
c
All Other Investments. . . . 65,597,331
e,f
Total. . . . . . . . . . . . . . . . . . $180,047,239
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at October 31, 2021.
11. Fair Value Measurements
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12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Cu r rency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
LIBOR
London Inter-Bank Offered Rate
NYRS
New York Registry Shares
PIK
Payment-In-Kind
11. Fair Value Measurements
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Shareholder Information
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Liquidity Risk Management Program –
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information
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Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS1 S 12/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should
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Semiannual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
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(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
October 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended October 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
in April and rose further during the reporting period due to increased demand for goods amid supply-chain bottlenecks.
During the summer, investors became concerned the
swiftly spreading Delta variant of COVID-19 could hinder
the economic recovery, and growth slowed in 2021’s third
quarter.
During the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, held the
federal funds rate unchanged at 0.25%, and it continued
broad quantitative easing measures to bolster credit
markets. The Fed also adjusted its economic growth and
inflation projections higher and expected to begin decreasing its asset purchases later this year, while delaying any
interest rate increases until reaching its goal of maximum
U.S. employment.
In this environment, U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index, posted a +10.91% total return
for the six-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series’ semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
2
Contents
Semiannual Report
Economic and Market Overview 3
Franklin Biotechnology Discovery Fund 4
Franklin Natural Resources Fund 11
Financial Highlights and Statements of Investments 17
Financial Statements 33
Notes to Financial Statements 37
Shareholder Information 52
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMI ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index, posted a +10.91% total return for the six months
ended October 31, 2021.
1
Stocks benefited from the
continued economic recovery, the ongoing implementation
of COVID-19 vaccination programs and easing pandemic
restrictions. A rebound in corporate earnings and the U.S.
Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new
all-time price highs late in the six-month period.
The U.S. economy continued to recover amid declining
unemployment, solid wage growth and high business
confidence. Gross domestic product continued to grow as
strong consumer spending supported the economy. The
ongoing growth of the economy led the U.S. to surpass its
pre-pandemic output in 2021’s second quarter.
The inflation rate was elevated during the six-month period
amid increased demand and supply-chain bottlenecks.
U.S. consumer spending on goods remained strong,
adding to pressure on the prices of many products. A
global semiconductor shortage weighed on production of
automobiles, leading to higher prices for both new and
used vehicles. Energy prices also rose amid higher fuel
demand and supply constraints, exacerbated by hurricanes
that hampered production in the Gulf Coast region.
Consequently, the personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 6.1% in April 2021 to 4.6%
in October 2021 as job openings increased, but a relative
lack of available workers fueled wage growth, adding to
some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In its
September 2021 meeting statement, the Fed indicated that
it soon plans to reduce its purchases of U.S. Treasury and
mortgage-backed securities. The Fed also noted that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The foregoing information reflects our analysis and opinions as of October 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.

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Franklin Biotechnology Discovery Fund
This semiannual report for Franklin Biotechnology Discovery
Fund covers the period ended October 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in securities of biotechnology companies and discovery
research firms located in the U.S. and other countries.
Performance Overview
The Fund’s Class A shares posted a -6.85% cumulative
total return for the six months under review. In comparison, the NASDAQ Biotechnology Index,
®
which tracks U.S. and
international-based biotechnology stocks, posted a +2.87%
cumulative total return.
1
Also in comparison, the Standard
& Poor’s 500 Index, which is a broad measure of the U.S.
stock market, posted a +10.91% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Manager’s Discussion
The semiannual period under review was challenging for
biotechnology firms as the industry’s overall equity market
selloff through July represented a sharp reversal from
record highs, though the losses were partially recouped in
August and September (before generally weakening again
in October). As the pace of COVID-19 vaccinations picked
up worldwide, investors increasingly turned their focus to
reopening and an economic rebound, with many rotating
out of biotechnology and pharmaceuticals and into cyclicals, financials, energy and the pandemic recovery trade.
Furthermore, a string of high-profile clinical trial failures and regulatory disappointments, as well as a resurgence
in drug-pricing policy discussions, continue to weigh on the sector. That said, a surge in merger-and-acquisition activity during the latter half of the period helped improve sentiment somewhat.
In absolute terms, the Fund had mixed but overall negative
returns across most industry allocations. Biotechnology
stocks comprised a majority of the portfolio and were
responsible for the bulk of the Fund’s overall decline.
Pharmaceuticals, making up a smaller share of the portfolio, collectively posted a steeper six-month loss than the
biotechnology stocks. These declines were partially offset by a modest overall gain in the life sciences tools and services industry, which made up less than 10 percent of the Fund’s
assets.
The majority of the Fund’s biotechnology holdings
suffered double-digit percentage declines including
key detractors such as Novavax, Heron Therapeutics,
Portfolio Composition
10/31/21
% of Total
Net Assets
Biotechnology 77.9%
Pharmaceuticals 11.1%
Life Sciences Tools & Services 6.4%
Capital Markets 1.8%
Other 1.0%
Short-Term Investments & Other Net Assets 1.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

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Iovance Biotherapeutics, Amgen, Fate Therapeutics,
Deciphera Pharmaceuticals, Vertex Pharmaceuticals,
Apellis Pharmaceuticals (purchased during the period)
and Forte Biosciences (not held at period-end). The value
of our investment in Novavax, which develops vaccines
to prevent a wide range of infectious diseases including
COVID-19, shed considerable equity value during the
general biotechnology selloff after surging to all-time highs earlier in 2021. Novavax reported outstanding results from
phase 3 clinical trials for its protein-based COVID-19 vaccine
(NVX-CoV2373). We believe this positioned NVX-CoV2373
as a potential best-in-class vaccine based on similar efficacy to the messenger-RNA (mRNA) vaccines, probably better
safety and tolerability, and far superior convenience (as
it does not need to be frozen). Since then, manufacturing
delays have been a major culprit behind the stock’s decline, as some of the company’s manufacturing partners struggled
with purity issues with the vaccine as they tried to scale up.
Novavax also failed to file for Emergency Use Authorization
(EUA) from the U.S. Food and Drug Administration (FDA)
in the second and third quarters of this year. With each
delay, the stock took another hit, though Novavax finally
began filing for EUAs around the world late in the period.
Longer term, there will likely be an ongoing need for annual re-vaccination to address the durability of protection as
well as genetic drift, opening up what could be a long tail of revenues for vaccine players such as Novavax.
During the summer, Heron Therapeutics released financial
results that undershot the company’s guidance as a modified
version of newly approved non-opioid painkiller ZYNRELEF
was experiencing clinical trial headwinds with the company
seeking to expand beyond ZYNRELEF’s currently narrow
FDA-approved label. ZYNRELEF is the only local anesthetic
for postoperative pain designated by the FDA to be
extended-release for up to 72 hours after surgery, which may help patients and healthcare providers reduce overreliance
on opioids but also mitigate exposure to their unwanted side effects and the potential for long-term safety risks like opioid misuse, abuse or addiction. The company believed it could
secure a broader label with additional studies, but the narrow label will likely impact ZYNRELEF’s growth trajectory.
Clinical-stage cellular therapy developer Iovance had two
unrelated setbacks, and the shares sold off sharply despite
the firm’s highly successful clinical trial results with its personalized cell-based approach. It previously submitted
data to the FDA about its potency assay for lifileucel,
designed to treat metastatic melanoma (skin cancer).
Iovance received feedback and a second request for
additional information from the FDA, prompting it to delay its planned filing for approval from later this year to the first half of 2022. Shortly thereafter, the CEO’s unexplained departure created additional uncertainty around the company in
general as investors speculated about whether she departed
voluntarily or was forced out by a disappointed board of
directors.
The majority of the Fund’s pharmaceuticals industry
stocks underwent corrections including key detractors
Jazz Pharmaceuticals, Revance Therapeutics and Athira
Pharma. In particular, Jazz shed about one-fifth of its equity value, but we still believed it held strong potential. The
company’s quarterly earnings results came up short on
sales of some key products, resulting in a steeper-than-
expected overall loss for 2021’s second quarter. However,
Jazz’s newest drugs were contributing to the bottom line
while the firm works to unlock more growth opportunities.
Jazz has continued to make headway with its long-standing
leadership in the sleep medicine market, as well as a
wave of new additions to its product line-up including the
integration of its recent acquisition of cannabinoid-focused biotechnology company GW Pharmaceuticals (which helped
diversify Jazz’s cannabis-derived medicine pipeline into a
range of increasingly popular seizure- and spasticity-related therapies).
On the upside, the declines outlined above were mitigated
by solid rallies for a number of individual holdings. The
leading contributors among biotechnology companies
were Regeneron Pharmaceuticals, Moderna, Horizon
Therapeutics, Trillium Therapeutics (not held at period-
end), Acceleron Pharma (not held at period-end) and Mirati
Therapeutics. Regeneron was one of the Fund’s largest
positions and it continued to perform well on multiple fronts.
The company became a household name last year when
their REGN-COV monoclonal antibody therapy for COVID-19
gained prominence; this therapy contributed to exceptionally strong revenues as it became more widely available to the
public. Earlier in 2021, the company partnered with Intellia
Therapeutics (also a Fund holding) to deliver the first-in-
human data to validate the CRISPR-based gene-editing
approach. Other readouts using the approach have required
editing genomes outside the body and reintroducing them
through infusion. With a few exceptions, Regeneron holds
exclusive rights to Intellia’s technology for diseases of the liver. Another standout product was Eyelea, Regeneron’s
therapy for wet age-related macular degeneration. The
drug was responsible for a majority of the of the company’s
non-REGN-COV sales in the first half of 2021 and appeared
to be a dominant contributor to its bottom line through
September as well. Additionally, Dupixent—Regeneron’s
drug candidate for autoimmune diseases with partner Sanofi

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(not a Fund holding)—showed positive phase 3 results for
atopic dermatitis in children. There were at least a dozen
additional diseases for which Dupixent was being studied.
Moderna and Trillium were standouts as their equity values
nearly doubled during the period. Moderna rallied solidly
alongside the expanding distribution of its COVID-19
treatment. Moderna’s mRNA-based COVID-19 vaccine
continued to offer a popular competitive advantage over
Pfizer’s (not a Fund holding) version due to its easier
refrigerated storage profile and increasingly long shelf life as the company was working to devise new and improved
formulations. Moderna continued to execute on its
COVID-19 vaccine portfolio into the latter half of the period as it contended with resurgent demand given the highly
contagious Delta variant, and the stock appeared to be
pricing in a considerable amount of recurring revenue and
pipeline progress. The shares also moved higher as second-
quarter earnings came in well above forecast.
Trillium’s share price bounced as it was targeted for
acquisition by global pharma giant Pfizer. Pfizer announced
an offer to acquire Trillium—a developmental-stage, blood
cancer-focused biotechnology company—for a large
premium over Trillium’s closing price ahead of the deal. We
think it is a good fit for Pfizer, as they get a CD47-focused pipeline (CD47 is an immunoglobulin that is overexpressed
on the surface of many types of cancer cells) that is
potentially as efficacious as—if not better than—Gilead
Sciences’ (also a Fund holding) magrolimab, and for less
than half of what Gilead paid for Trillium rival Forty Seven in
2020. In some ways the acquisition was not that surprising,
given that Pfizer made a significant equity investment in
Trillium last year. Trillium’s anti-CD47 antibodies are the
only ones to have shown monotherapy activity in lymphoma,
whereas magrolimab and others are used in combination
with other antibodies. Importantly, Trillium’s treatments are also better tolerated than magrolimab and other competitors
since they do not cause anemia.
Elsewhere in the portfolio, absolute performance in the
pharmaceuticals industry was aided primarily by big rallies
in Intra-Cellular Therapies and Centessa Pharmaceuticals.
Intra-Cellular develops innovative treatments focused on
neuropsychiatric and neurologic disorders, while Centessa—
which holds roughly 300 active patents in the field—is a
consortium of 10 separate single-asset drug developers
under a deconstructed research and development operating
model (creating an “asset-centric” environment) that
collectively improves their productivity.
Within the life sciences tools and services space, the top
contributors were Thermo Fisher Scientific and Illumina.
Thermo Fisher specializes in analytical instruments,
equipment, reagents and consumables, software and
services for research, analysis, discovery, and diagnostics.
It operates through the following segments: Life Sciences
Solutions, Analytical Instruments, Specialty Diagnostics, and
Laboratory Products and Services. Illumina engages in the
development, manufacturing and marketing of life science
tools and integrated systems for large-scale analysis of
genetic variation and function. In particular, Thermo Fisher repeatedly rallied to new all-time highs as it beat consensus expectations in its second and third quarter earnings and
raised its full-year 2021 guidance. The rally was driven by
better than expected testing volumes pertaining to the Delta variant and strong base business growth. Strength in the
base business was fueled by pharmaceutical biotechnology
customers, and as the company appeared to be making
progress in closing an accretive acquisition (due to close
by year-end 2021). Both 2021 and 2022 guidance were
lifted, with 2021 raised from strong third-quarter results
and 2022 raised from strength in core business. According
to our analysis, all of Thermo Fisher’s end markets were
performing well, and it was seeing minimal supply chain
disruptions.
Thank you for your continued participation in Franklin
Biotechnology Discovery Fund. We look forward to serving
your future investment needs.
Top 10 Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Regeneron Pharmaceuticals, Inc. 5.6%
Biotechnology, United States
Amgen, Inc. 5.2%
Biotechnology, United States
Horizon Therapeutics plc 4.6%
Biotechnology, United States
Illumina, Inc. 4.4%
Life Sciences Tools & Services, United States
Gilead Sciences, Inc. 4.4%
Biotechnology, United States
Moderna , Inc. 4.0%
Biotechnology, United States
Mirati Therapeutics, Inc. 3.6%
Biotechnology, United States
Biogen, Inc. 3.1%
Biotechnology, United States
Vertex Pharmaceuticals, Inc. 3.0%
Biotechnology, United States
Ascendis Pharma A/S 3.0%
Biotechnology, Denmark

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Evan McCulloch, CFA
Lead Portfolio Manager
Wendy Lam, Ph.D.
Akiva Felt
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2021
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10 /3 1 /2 1
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -6.85% -11.98%
1-Year +2.84% -2.82%
5-Year +64.16% +9.18%
10-Year +311.77% +14.55%
Advisor
6-Month -6.73% -6.73%
1-Year +3.10% +3.10%
5-Year +66.23% +10.70%
10-Year +322.69% +15.51%
See page 9 for Performance Summary footnotes.

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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is a nondiversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnol-
ogy companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 0.99%
Advisor 0.73% 0.74%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $931.50 $5.00 $1,020.03 $5.23 1.03%
C $1,000 $928.00 $8.64 $1,016.24 $9.03 1.78%
R6 $1,000 $933.30 $3.19 $1,021.91 $3.33 0.65%
Advisor $1,000 $932.70 $3.78 $1,021.29 $3.95 0.78%

11
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Semiannual Report
Franklin Natural Resources Fund
This semiannual report for Franklin Natural Resources Fund
covers the period ended October 31 , 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide high total return. Total return
consists of capital appreciation and current dividend and
interest income. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity and debt
securities of companies that own, produce, refine, process,
transport or market natural resources, as well as those that provide related services.
Performance Overview
The Fund’s Class A shares posted a +14.94% cumulative
total return for the six months under review. In comparison, the Standard & Poor’s North American Natural Resources
Sector Index, which tracks companies involved in industries
such as mining, energy, timber and forestry services, and the production of pulp and paper, posted a +14.03% cumulative
total return.
1
Also in comparison, the Standard & Poor’s 500
Index, which is a broad measure of the U.S. stock market,
posted a +10.91% cumulative total return.
1
Please note
index performance information is provided for reference and
we do not attempt to track any index but rather undertake
investments on the basis of fundamental research. The
Fund’s strategy, which focuses on companies with higher
long-term growth potential, differs from the natural resources index’s large weighting in income-oriented companies that
we believe typically provide more limited opportunities
for growth. This difference may occasionally lead to wide
performance discrepancies, especially in periods when
investors focus on short-term safety and yield or, conversely, when investors focus more heavily on companies with
stronger growth prospects and greater commodity price
leverage. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Sector Overview
Global commodity prices were mixed during the six months
ended October 31, 2021, with energy prices increasing
significantly while most metals declined. Global vaccine
progress aided economic recoveries, and simultaneous
infrastructure programs in the U.S. and China supported
demand for raw materials. However, some commodity prices
were pressured by supply chain issues, which hindered
factory output, and signs of an economic slowdown in China.
Geographic Composition
10/31/21
% of Total
Net Assets
North America 80.6%
Europe 8.6%
Australia & New Zealand 3.1%
Middle East & Africa 1.8%
Latin America & Caribbean 1.6%
Other 0.5%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Natural Resources Fund
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Semiannual Report
Crude oil prices rose significantly during the period, as global energy demand continued to recover from pandemic-induced
lows. Demand was boosted by increased economic activity
and a natural gas shortage, which led power suppliers to
turn to petroleum products to fill the gap. Oil prices were also pushed upward by low supply caused by multiple factors:
purposeful production curtailments by the Organization of
the Petroleum Exporting Countries (OPEC) and certain non-
members, low levels of capital spending by U.S. exploration
and production companies, and hurricanes disrupting
extraction in the Gulf of Mexico.
U.S. natural gas prices nearly doubled during the period.
Heat waves in the Western U.S. increased demand for air
conditioning and droughts in the U.S. and South America
limited production of hydroelectric power, which put more
demand on natural gas-fired power plants. Inventories in the
U.S. ended the period significantly lower than in the prior
year, though by the end of October production was above
pre-pandemic levels and the inventory deficit compared to
historical averages had diminished.
Gold prices ended the period slightly above where they
began. Inflationary fears and demand for gold were mostly
offset by signs that central banks could tighten monetary
policies along with investor preferences for equities and
cryptocurrencies. Silver prices fell due to decreased
industrial demand and the aforementioned potential
tightening of central bank policies. Decreased industrial
demand, including reduced auto production, also sent
platinum and palladium prices down significantly, though
both remained above pre-pandemic levels. Industrial
metals prices declined during the period. Copper prices fell modestly, largely due to the Chinese government releasing
state reserves of the metal in an effort to tamp down
commodity prices and support the country’s manufacturing
sector, which in September 2021 contracted for the first
time since the start of the pandemic. The price of iron ore
fell significantly, suffering its worst ever quarterly decline in 2021’s third quarter. Prices were hurt by the Chinese
government’s decision to reduce steel production in an
effort to moderate iron prices and curb pollution along with a crackdown on speculative property development, which was
likely to reduce construction activity, a key source of demand for the metal.
Manager’s Discussion
Natural resources equities rose during the period, though
performance varied greatly among different industries.
Energy equities were boosted by rising oil prices, which
were supported by increased global vaccination rates,
economic reopenings and supply curtailments by OPEC and
non-OPEC members. Rising natural gas prices also helped
energy equities, though the use of long-term contracts for
most sales in Europe and Asia somewhat dampened this
effect. Besides increased commodity prices, energy stocks
benefited from companies’ disciplined spending practices
and a return of cash to shareholders through dividends
and share repurchases. The performance of metals-related
equities lagged those in the energy sector. Gold stocks fell during the period, and iron ore-related equities were hurt
by China’s efforts to tamp down commodity prices, reduce
emissions through production curtailment and crack down on
excesses in the real estate sector. Mining equities were also hurt by rising nationalism in Chile and Peru and the specter of higher duties and taxes for select copper producers.
In this environment, overweightings and stock selection in oil and gas exploration and production (E&P) and oil and gas
equipment and services contributed to the Fund’s relative
performance. In E&P, Devon Energy and Coterra Energy
were significant contributors, while Ranger Energy Services
helped performance in equipment and services.
An off-benchmark position in electric car manufacturer
Lucid Group, the Fund’s only holding in the automobile
manufacturers industry, helped relative performance.
Lucid has plans to build a network of charging stations,
and the company was purchased through a private SPAC
offering during the period. This holding and others tied to
electrification and low carbon fuels fall under the energy
transition theme where we have been seeking to increase
exposure.
Portfolio Composition
10/31/21
% of Total
Net Assets
Oil & Gas Exploration & Production 22.3%
Integrated Oil & Gas 16.9%
Oil & Gas Equipment & Services 10.7%
Gold 7.2%
Oil & Gas Storage & Transportation 6.8%
Oil & Gas Refining & Marketing 5.7%
Copper 5.0%
Diversified Metals & Mining 4.3%
Industrial Gases 2.8%
Electrical Components & Equipment 1.9%
Automobile Manufacturers 1.9%
Fertilizers & Agricultural Chemicals 1.4%
Agricultural Products 1.0%
Construction Materials 1.0%
Other 7.3%
Short-Term Investments & Other Net Assets 3.8%

Franklin Natural Resources Fund
13
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Semiannual Report
Underweightings and stock selection in paper packaging and
metal and glass containers, both consumer-facing industries, also helped relative performance.
Gold equities detracted on an absolute basis, but our
underweighted position in the industry contributed to relative performance.
Turning to relative detractors, stock selection and an
overweighting in copper and stock selection in diversified
metals and mining hurt relative performance. Copper
holdings were hurt by off-benchmark positions in Chile-
based miners Antofagasta and Lundin Mining, which
could be negatively impacted by political shifts in Chile. In diversified metals, off-benchmark positions in iron ore miners
BHP Group and Rio Tinto were negatively impacted by
falling iron ore prices.
Relative performance was also hurt by the Fund’s cash
position, which was somewhat elevated during the period
as we reduced holdings in mining equities to limit exposure
during challenging times for the industry.
Several renewable energy-related industries in which the
Fund held single, off-benchmark stocks also hurt relative
performance. Individual detractors included wind blade
manufacturer TPI Composites, solar financier Sunlight
Financial Holdings (not held at period-end) and electric
vehicle bus manufacturer Proterra, all of which were hurt
by delays in passage of the bipartisan infrastructure bill and partisan reconciliation bill, and the eventual downsizing of the latter.
Thank you for your continued participation in Franklin Natural
Resources Fund. We look forward to serving your future
investment needs.
Frederick G. Fromm, CFA
Lead Portfolio Manager
Matthew J. Adams, CFA
Stephen M. Land, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 4.6%
Oil, Gas & Consumable Fuels, United States
ConocoPhillips 4.3%
Oil, Gas & Consumable Fuels, United States
Exxon Mobil Corp. 3.5%
Oil, Gas & Consumable Fuels, United States
EOG Resources, Inc. 3.5%
Oil, Gas & Consumable Fuels, United States
Suncor Energy, Inc. 3.4%
Oil, Gas & Consumable Fuels, Canada
Devon Energy Corp. 3.3%
Oil, Gas & Consumable Fuels, United States
Coterra Energy, Inc. 2.8%
Oil, Gas & Consumable Fuels, United States
Pioneer Natural Resources Co. 2.6%
Oil, Gas & Consumable Fuels, United States
Canadian Natural Resources Ltd. 2.5%
Oil, Gas & Consumable Fuels, Canada
Marathon Petroleum Corp. 2.3%
Oil, Gas & Consumable Fuels, United States

Performance Summary as of October 31, 2021
Franklin Natural Resources Fund
14
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10 /3 1 /2 1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +14.94% +8.59%
1-Year +81.43% +71.39%
5-Year +0.08% -1.11%
10-Year -29.64% -4.00%
Advisor
6-Month +15.07% +15.07%
1-Year +81.94% +81.94%
5-Year +1.32% +0.26%
10-Year -27.74% -3.20%
See page 15 for Performance Summary footnotes.

Franklin Natural Resources Fund
Performance Summary
15
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, includ-
ing increased susceptibility to adverse economic and regulatory developments affecting the sector. Growth stock prices may fall dramatically if the company fails to meet projections of earnings or revenue; their prices may be more volatile than other securities, particularly over the short term. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
A 1.25%
Advisor 1.00%

Your Fund’s Expenses
Franklin Natural Resources Fund
16
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,149.40 $6.27 $1,019.37 $5.89 1.16%
C $1,000 $1,145.00 $10.32 $1,015.58 $9.70 1.91%
R6 $1,000 $1,152.00 $3.70 $1,021.77 $3.47 0.68%
Advisor $1,000 $1,150.70 $4.93 $1,020.62 $4.63 0.91%

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
.
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $163.50 $150.48 $138.85 $146.14 $147.22 $128.19
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.46) (0.99) (0.69) (0.99) (0.80) (0.79)
Net realized and unrealized gains (losses) (10.74) 38.85 26.48 (1.75) 3.32 25.75
Total from investment operations ........ (11.20) 37.86 25.79 (2.74) 2.52 24.96
Less distributions from:
Net investment income .............. — — — — — (1.73)
Net realized gains ................. — (24.84) (14.16) (4.55) (3.60) (4.20)
Total distributions ................... — (24.84) (14.16) (4.55) (3.60) (5.93)
Net asset value, end of period .......... $152.30 $163.50 $150.48 $138.85 $146.14 $147.22
Total return
c
....................... (6.85)% 24.26% 18.52% (1.60)% 1.69% 20.02%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 0.98% 1.03% 1.02% 1.05% 1.04%
Expenses net of waiver and payments by
affiliates .......................... 1.03%
e
0.97%
f
1.01%
f
1.00%
f
1.03%
f
1.02%
f
Net investment (loss) ................ (0.58)% (0.58)% (0.49)% (0.67)% (0.53)% (0.58)%
Supplemental data
Net assets, end of period (000’s) ........ $1,029,448 $1,160,451 $960,305 $924,611 $1,081,883 $1,176,687
Portfolio turnover rate ................ 14.49% 47.30% 32.92% 28.62% 26.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $152.95 $143.00 $133.51 $141.75 $143.98 $125.99
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.99) (2.16) (1.70) (2.03) (1.90) (1.81)
Net realized and unrealized gains (losses) (10.02) 36.95 25.35 (1.66) 3.27 25.29
Total from investment operations ........ (11.01) 34.79 23.65 (3.69) 1.37 23.48
Less distributions from:
Net investment income .............. — — — — — (1.29)
Net realized gains ................. — (24.84) (14.16) (4.55) (3.60) (4.20)
Total distributions ................... — (24.84) (14.16) (4.55) (3.60) (5.49)
Net asset value, end of period .......... $141.94 $152.95 $143.00 $133.51 $141.75 $143.98
Total return
c
....................... (7.20)% 23.33% 17.62% (2.33)% 0.93% 19.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.78% 1.73% 1.78% 1.77% 1.80% 1.79%
Expenses net of waiver and payments by
affiliates .......................... 1.78%
e
1.72%
f
1.76%
f
1.75%
f
1.78%
f
1.77%
f
Net investment (loss) ................ (1.33)% (1.32)% (1.24)% (1.42)% (1.28)% (1.33)%
Supplemental data
Net assets, end of period (000’s) ........ $50,889 $64,801 $48,363 $46,508 $58,433 $53,935
Portfolio turnover rate ................ 14.49% 47.30% 32.92% 28.62% 26.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $172.21 $156.99 $143.83 $150.65 $151.03 $131.37
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.17) (0.45) (0.18) (0.46) (0.17) (0.25)
Net realized and unrealized gains (losses) (11.32) 40.51 27.50 (1.81) 3.39 26.41
Total from investment operations ........ (11.49) 40.06 27.32 (2.27) 3.22 26.16
Less distributions from:
Net investment income .............. — — — — — (2.30)
Net realized gains ................. — (24.84) (14.16) (4.55) (3.60) (4.20)
Total distributions ................... — (24.84) (14.16) (4.55) (3.60) (6.50)
Net asset value, end of period .......... $160.72 $172.21 $156.99 $143.83 $150.65 $151.03
Total return
c
....................... (6.67)% 24.67% 18.95% (1.24)% 2.11% 20.50%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.71% 0.74% 0.70% 0.65% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.64%
e
0.64%
e
0.63%
e
0.61%
e
0.61%
e
Net investment (loss) ................ (0.21)% (0.25)% (0.12)% (0.30)% (0.11)% (0.17)%
Supplemental data
Net assets, end of period (000’s) ........ $15,481 $16,721 $9,484 $6,164 $8,307 $8,891
Portfolio turnover rate ................ 14.49% 47.30% 32.92% 28.62% 26.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $169.95 $155.30 $142.56 $149.54 $150.20 $130.67
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.27) (0.59) (0.34) (0.63) (0.45) (0.46)
Net realized and unrealized gains (losses) (11.17) 40.08 27.24 (1.80) 3.39 26.27
Total from investment operations ........ (11.44) 39.49 26.90 (2.43) 2.94 25.81
Less distributions from:
Net investment income .............. — — — — — (2.08)
Net realized gains ................. — (24.84) (14.16) (4.55) (3.60) (4.20)
Total distributions ................... — (24.84) (14.16) (4.55) (3.60) (6.28)
Net asset value, end of period .......... $158.51 $169.95 $155.30 $142.56 $149.54 $150.20
Total return
c
....................... (6.73)% 24.56% 18.82% (1.36)% 1.94% 20.32%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.73% 0.78% 0.77% 0.80% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.78%
e
0.72%
f
0.76%
f
0.75%
f
0.78%
f
0.77%
f
Net investment (loss) ................ (0.33)% (0.33)% (0.24)% (0.42)% (0.28)% (0.33)%
Supplemental data
Net assets, end of period (000’s) ........ $172,476 $206,375 $159,348 $153,874 $180,219 $159,894
Portfolio turnover rate ................ 14.49% 47.30% 32.92% 28.62% 26.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2021
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.4%
Biotechnology 77.5%
a
89bio, Inc. ........................................... United States 284,400 $ 5,005,440
a,b
Acumen Pharmaceuticals, Inc. ........................... United States 336,100 4,722,205
a,b
Adagio Therapeutics, Inc. ............................... United States 176,800 5,169,632
a
Akouos , Inc. ......................................... United States 157,600 1,468,832
a
Albireo Pharma, Inc. ................................... United States 102,400 2,992,128
a
Alector , Inc. .......................................... United States 488,545 10,620,968
a
Alnylam Pharmaceuticals, Inc. ............................ United States 6,603 1,053,575
a
ALX Oncology Holdings, Inc. ............................. United States 86,100 4,825,044
Amgen, Inc. ......................................... United States 318,700 65,961,339
a
Apellis Pharmaceuticals, Inc. ............................. United States 30,358 933,205
a
Applied Molecular Transport, Inc. ......................... United States 138,000 3,107,760
a
Applied Therapeutics, Inc. ............................... United States 384,957 5,647,319
a
Arcus Biosciences, Inc. ................................. United States 519,014 17,355,828
a
Arcutis Biotherapeutics , Inc. ............................. United States 125,200 2,651,736
a
Argenx SE, ADR ...................................... Netherlands 51,298 15,489,944
a
Ascendis Pharma A/S, ADR ............................. Denmark 248,400 37,659,924
a
Biogen, Inc. ......................................... United States 148,175 39,515,309
a
BioMarin Pharmaceutical, Inc. ............................ United States 142,456 11,286,789
a
BioNTech SE, ADR .................................... Germany 13,310 3,709,896
a
Blueprint Medicines Corp. ............................... United States 90,874 10,222,416
a
Bridgebio Pharma, Inc. ................................. United States 118,800 5,866,344
a,b
Candel Therapeutics, Inc. ............................... United States 400,800 4,500,984
a,c,d
Centessa Pharmaceuticals plc ........................... United States 189,736 3,137,302
a
Centessa Pharmaceuticals plc, ADR ....................... United States 71,600 1,231,520
a
Codiak Biosciences, Inc. ................................ United States 123,288 1,776,580
a
CRISPR Therapeutics AG ............................... Switzerland 130,614 11,928,977
a
Cullinan Oncology, Inc. ................................. United States 113,700 2,526,414
a
Cytokinetics, Inc. ...................................... United States 254,100 8,870,631
a,c,d
Day One Biopharmaceuticals, Inc. ......................... United States 370,698 8,669,167
a
Deciphera Pharmaceuticals, Inc. .......................... United States 835,318 27,891,268
a
Dyne Therapeutics, Inc. ................................ United States 215,539 3,127,471
a,b
Equillium , Inc. ........................................ United States 294,800 1,860,188
a
Exscientia plc, ADR .................................... United Kingdom 44,600 989,674
a
Fate Therapeutics, Inc. ................................. United States 242,110 13,025,518
a,b
Gemini Therapeutics, Inc. ............................... United States 895,889 3,404,378
Gilead Sciences, Inc. .................................. United States 858,713 55,713,299
a
Harpoon Therapeutics, Inc. .............................. United States 220,200 1,378,452
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 19,153,844
a
Horizon Therapeutics plc ................................ United States 488,349 58,557,929
a
Insmed , Inc. ......................................... United States 906,600 27,333,990
a,c,d
Intarcia Therapeutics, Inc., DD ........................... United States 80,195 —
a
Intellia Therapeutics, Inc. ................................ United States 121,053 16,097,628
a
Iovance Biotherapeutics , Inc. ............................. United States 1,395,901 33,934,353
a
IVERIC bio, Inc. ...................................... United States 419,108 7,418,212
a
KalVista Pharmaceuticals, Inc. ........................... United States 165,600 2,977,488
a
Karuna Therapeutics, Inc. ............................... United States 42,300 5,938,074
a
Keros Therapeutics, Inc. ................................ United States 148,751 6,205,892
a
Kezar Life Sciences, Inc. ................................ United States 853,550 6,828,400
a
Kodiak Sciences, Inc. .................................. United States 77,300 9,051,057
a,b
Kronos Bio, Inc. ...................................... United States 167,371 2,754,927
a
Krystal Biotech, Inc. ................................... United States 62,400 3,125,616
a
Kura Oncology, Inc. .................................... United States 132,400 2,174,008
a
Legend Biotech Corp., ADR ............................. United States 159,125 8,354,062
a,b
LogicBio Therapeutics, Inc. .............................. United States 661,200 2,413,380
a
Merus NV ........................................... Netherlands 73,200 2,053,260
a
Mirati Therapeutics, Inc. ................................ United States 243,619 46,048,863
a
Moderna , Inc. ........................................ United States 146,015 50,405,838
a
Neurocrine Biosciences, Inc. ............................. United States 215,800 22,747,478

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Novavax , Inc. ........................................ United States 160,438 $ 23,877,988
a,b
Point Biopharma Global, Inc. ............................. United States 429,800 3,429,804
a
Praxis Precision Medicines, Inc. .......................... United States 103,600 2,154,880
a,b
Prometheus Biosciences, Inc. ............................ United States 207,500 6,610,950
a
PTC Therapeutics, Inc. ................................. United States 799,400 30,321,242
a
Regeneron Pharmaceuticals, Inc. ......................... United States 110,958 71,006,463
a,b
Reneo Pharmaceuticals, Inc. ............................. United States 174,986 1,147,908
a,b
Repare Therapeutics, Inc. ............................... Canada 106,400 2,661,064
a
Rocket Pharmaceuticals, Inc. ............................ United States 375,771 11,164,156
a
Sage Therapeutics, Inc. ................................ United States 101,070 4,079,185
a
Scholar Rock Holding Corp. ............................. United States 41,500 1,091,450
a
Sutro Biopharma, Inc. .................................. United States 669,974 13,506,676
a,b
Taysha Gene Therapies, Inc. ............................. United States 304,256 4,758,564
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 83,996 7,048,944
a
Vertex Pharmaceuticals, Inc. ............................. United States 205,416 37,987,581
a
Viridian Therapeutics, Inc. ............................... United States 213,700 3,867,970
a,b
VistaGen Therapeutics, Inc. ............................. United States 3,617,653 8,284,425
a,b
Yumanity Therapeutics, Inc. ............................. United States 90,804 830,857
a
Zymeworks , Inc. ...................................... Canada 471,320 10,486,870
983,188,732
Capital Markets 1.8%
a,d,e
CM Life Sciences III, Inc., A .............................. United States 708,600 7,064,742
a
FS Development Corp. II, A .............................. United States 164,600 1,665,752
a
Health Sciences Acquisitions Corp. 2 ....................... United States 171,600 1,691,976
a
Jiya Acquisition Corp., A ................................ United States 208,800 2,046,240
a
Omega Alpha SPAC, A ................................. United States 294,400 2,876,288
a
Panacea Acquisition Corp. II, A ........................... United States 195,100 1,906,127
a
Social Capital Suvretta Holdings Corp. I, A ................... United States 143,000 1,418,560
a
Social Capital Suvretta Holdings Corp. II, A .................. United States 143,000 1,418,560
a,b
Social Capital Suvretta Holdings Corp. III, A .................. United States 143,000 1,415,700
a
Social Capital Suvretta Holdings Corp. IV, A .................. United States 143,000 1,412,840
22,916,785
Health Care Providers & Services 0.7%
a
Guardant Health, Inc. .................................. United States 79,466 9,280,834
Life Sciences Tools & Services 6.4%
a
Alpha Teknova , Inc. .................................... United States 64,404 1,480,648
a
Illumina, Inc. ......................................... United States 135,900 56,406,654
a,b
Nautilus Biotechnology, Inc. .............................. United States 628,100 3,354,054
Thermo Fisher Scientific, Inc. ............................ United States 31,300 19,815,091
81,056,447
Pharmaceuticals 11.0%
a,b
Angion Biomedica Corp. ................................ United States 256,000 1,067,520
AstraZeneca plc, ADR .................................. United Kingdom 309,900 19,331,562
a
Athira Pharma, Inc. .................................... United States 779,576 10,189,058
a,b
EyePoint Pharmaceuticals, Inc. ........................... United States 836,730 9,597,293
a
Intra-Cellular Therapies, Inc. ............................. United States 487,600 21,000,932
a
Jazz Pharmaceuticals plc ............................... United States 222,400 29,588,096
a
Marinus Pharmaceuticals, Inc. ............................ United States 149,200 1,715,800
a
Pliant Therapeutics, Inc. ................................ United States 149,100 2,375,163
a
Reata Pharmaceuticals, Inc., A ........................... United States 215,756 20,714,734
a
Relmada Therapeutics, Inc. .............................. United States 91,266 2,142,013
a
Revance Therapeutics, Inc. .............................. United States 275,500 3,788,125

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Zogenix , Inc. ......................................... United States 1,144,759 $ 17,549,155
139,059,451
Total Common Stocks (Cost $818,485,462) .....................................
1,235,502,249
Preferred Stocks 0.5%
Biotechnology 0.4%
a,c,d
Amunix Pharmaceuticals, Inc., B .......................... United States 2,333,755 3,365,410
a,c,d
Pipeline Therapeutics, Inc., C ............................ United States 779,505 1,511,820
4,877,230
Health Care Providers & Services 0.1%
a,c,d,f
Artiva Biotherapeutics , Inc., B ............................ United States 189,499 1,604,904
a
Total Preferred Stocks (Cost $8,298,863) .......................................
6,482,134
Warrants
Warrants 0.1%
Pharmaceuticals 0.1%
a
Nuvation Bio, Inc., 7/07/27 .............................. United States 115,266 289,318
Total Warrants (Cost $—) .....................................................
289,318
Principal
Amount
*
Corporate Bonds 0.2%
Software 0.2%
c,d
HilleVax , Inc. , 6% , 8/31/22 ............................... United States 2,652,900 2,652,900
Total Corporate Bonds (Cost $2,652,900) .......................................
2,652,900
Total Long Term Investments (Cost $829,437,225) ...............................
1,244,926,601
a
Short Term Investments 3.6%
a a
Country Shares
a
Value
a
Money Market Funds 2.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 30,877,144 30,877,144
Total Money Market Funds (Cost $30,877,144) ..................................
30,877,144

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 1.2%
Money Market Funds 1.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 14,818,088 $ 14,818,088
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $14,818,088) ...........................................................
14,818,088
Total Short Term Investments (Cost $45,695,232 ) ................................
45,695,232
a
Total Investments (Cost $875,132,457) 101.8% ..................................
$1,290,621,833
Other Assets, less Liabilities (1.8)% ...........................................
(22,328,508)
Net Assets 100.0% ...........................................................
$1,268,293,325
See A bbreviations on page 51.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2021. See Note
1
(
d
).
c
Fair valued using significant unobservable inputs. See Note
12
regarding fair value measurements.
d
See Note
9
regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note
1
(
c
).
f
See Note
10
regarding holdings of 5% voting securities.
g
See Note
3
(
f
) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note
1
(
d
) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.02 $13.60 $23.58 $27.96 $25.11 $25.02
Income from investment operations
a
:
Net investment income
b
............. 0.35 0.28 0.34 0.31 0.39
c
0.20
Net realized and unrealized gains (losses) 2.64 6.54 (9.96) (4.20) 2.77 0.17
Total from investment operations ........ 2.99 6.82 (9.62) (3.89) 3.16 0.37
Less distributions from:
Net investment income .............. — (0.40) (0.36) (0.49) (0.31) (0.28)
Net asset value, end of period .......... $23.01 $20.02 $13.60 $23.58 $27.96 $25.11
Total return
d
....................... 14.94% 50.55% (41.30)% (13.69)% 12.74% 1.37%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.24% 1.17% 1.03% 1.13% 1.06%
Expenses net of waiver and payments by
affiliates .......................... 1.16%
f
1.24%
f,g
1.17%
f,g
1.03%
f,g
1.13%
f,g
1.05%
g
Net investment income ............... 3.29% 1.71% 1.75% 1.21% 1.56%
c
0.79%
Supplemental data
Net assets, end of period (000’s) ........ $203,630 $176,127 $123,467 $247,362 $344,695 $398,703
Portfolio turnover rate ................ 13.31% 49.23% 25.60% 29.83% 29.98% 29.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.91%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.58 $13.25 $22.82 $27.17 $24.28 $24.25
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.15 0.19 0.11 0.20
c
0.01
Net realized and unrealized gains (losses) 2.58 6.38 (9.70) (4.07) 2.69 0.15
Total from investment operations ........ 2.84 6.53 (9.51) (3.96) 2.89 0.16
Less distributions from:
Net investment income .............. — (0.20) (0.06) (0.39) — (0.13)
Net asset value, end of period .......... $22.42 $19.58 $13.25 $22.82 $27.17 $24.28
Total return
d
....................... 14.50% 49.42% (41.71)% (14.37)% 11.90% 0.63%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.91% 1.99% 1.92% 1.78% 1.88% 1.81%
Expenses net of waiver and payments by
affiliates .......................... 1.91%
f
1.99%
f,g
1.92%
f,g
1.78%
f,g
1.88%
f,g
1.80%
g
Net investment income ............... 2.49% 0.93% 1.00% 0.46% 0.81%
c
0.04%
Supplemental data
Net assets, end of period (000’s) ........ $26,182 $27,753 $23,391 $49,620 $83,814 $96,835
Portfolio turnover rate ................ 13.31% 49.23% 25.60% 29.83% 29.98% 29.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.16%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.58 $14.63 $25.22 $29.79 $26.87 $26.73
Income from investment operations
a
:
Net investment income
b
............. 0.43 0.39 0.54 0.45 0.57
c
0.47
Net realized and unrealized gains (losses) 2.85 7.05 (10.76) (4.49) 2.95 0.04
Total from investment operations ........ 3.28 7.44 (10.22) (4.04) 3.52 0.51
Less distributions from:
Net investment income .............. — (0.49) (0.37) (0.53) (0.60) (0.37)
Net asset value, end of period .......... $24.86 $21.58 $14.63 $25.22 $29.79 $26.87
Total return
d
....................... 15.20% 51.43% (41.02)% (13.31)% 13.37% 1.89%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.89% 0.72% 0.62% 0.64% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.72%
f
0.66%
f
0.59%
f
0.57%
f
0.54%
f
Net investment income ............... 3.70% 2.22% 2.26% 1.65% 2.12%
c
1.30%
Supplemental data
Net assets, end of period (000’s) ........ $2,291 $1,722 $839 $15,627 $15,866 $218
Portfolio turnover rate ................ 13.31% 49.23% 25.60% 29.83% 29.98% 29.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.47%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.44 $14.54 $25.20 $29.80 $26.81 $26.71
Income from investment operations
a
:
Net investment income
b
............. 0.40 0.33 0.41 0.40 0.49
c
0.29
Net realized and unrealized gains (losses) 2.83 7.01 (10.64) (4.49) 2.95 0.17
Total from investment operations ........ 3.23 7.34 (10.23) (4.09) 3.44 0.46
Less distributions from:
Net investment income .............. — (0.44) (0.43) (0.51) (0.45) (0.36)
Net asset value, end of period .......... $24.67 $21.44 $14.54 $25.20 $29.80 $26.81
Total return
d
....................... 15.07% 50.95% (41.15)% (13.50)% 13.04% 1.64%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.91% 1.00% 0.92% 0.78% 0.88% 0.81%
Expenses net of waiver and payments by
affiliates .......................... 0.91%
f
1.00%
f,g
0.92%
f,g
0.78%
f,g
0.88%
f,g
0.80%
g
Net investment income ............... 3.51% 1.93% 2.00% 1.46% 1.81%
c
1.04%
Supplemental data
Net assets, end of period (000’s) ........ $47,510 $39,562 $28,334 $62,639 $78,443 $94,070
Portfolio turnover rate ................ 13.31% 49.23% 25.60% 29.83% 29.98% 29.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.16%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2021
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country Shares a Value
a
Common Stocks 95.4%
Agricultural Products 1.0%
Bunge Ltd. .......................................... United States 17,200 $ 1,593,408
a
Darling Ingredients, Inc. ................................ United States 15,000 1,267,799
2,861,207
Automobile Manufacturers 1.9%
a
Lucid Group, Inc. ..................................... United States 141,414 5,230,904
a
Construction Machinery & Heavy Trucks 0.4%
a,b
Proterra , Inc. ......................................... United States 98,600 1,105,306
a
Construction Materials 1.0%
Martin Marietta Materials, Inc. ............................ United States 6,900 2,710,596
Copper 5.0%
Antofagasta plc ....................................... Chile 98,200 1,915,345
a
ERO Copper Corp. .................................... Canada 108,000 2,014,476
First Quantum Minerals Ltd. ............................. Zambia 103,200 2,442,653
Freeport-McMoRan, Inc. ................................ United States 157,200 5,929,584
a
Imperial Metals Corp. .................................. Canada 122,760 396,672
Lundin Mining Corp. ................................... Chile 171,700 1,493,827
14,192,557
Diversified Chemicals 0.8%
Huntsman Corp. ...................................... United States 68,300 2,225,214
Diversified Metals & Mining 4.3%
a
29Metals Ltd. ........................................ Australia 1,022,100 1,984,698
Anglo American plc .................................... South Africa 65,600 2,495,530
b
BHP Group plc, ADR ................................... Australia 51,200 2,712,576
a
Glencore plc ......................................... Australia 364,400 1,822,145
b
Rio Tinto plc, ADR ..................................... Australia 23,200 1,467,864
Teck Resources Ltd., B ................................. Canada 47,500 1,325,250
11,808,063
Electrical Components & Equipment 1.9%
a
Fluence Energy, Inc. ................................... United States 67,500 2,400,975
a
FREYR Battery SA .................................... Norway 169,400 1,716,022
a
Shoals Technologies Group, Inc., A ........................ United States 40,500 1,255,095
5,372,092
Environmental & Facilities Services 0.8%
a
Li-Cycle Holdings Corp. ................................. Canada 173,800 2,248,972
a
Fertilizers & Agricultural Chemicals 1.4%
Corteva , Inc. ......................................... United States 40,700 1,756,205
Nutrien Ltd. .......................................... Canada 30,500 2,132,255
3,888,460
Food Distributors 0.4%
a
Performance Food Group Co. ............................ United States 27,000 1,221,210
a
Gold 7.2%
Agnico Eagle Mines Ltd. ................................ Canada 51,700 2,743,495
Alamos Gold, Inc., A ................................... Canada 241,100 1,787,946
B2Gold Corp. ........................................ Canada 363,800 1,501,751
Barrick Gold Corp. .................................... Canada 298,391 5,481,443
Newcrest Mining Ltd. ................................... Australia 26,800 502,121
Newmont Corp. ....................................... United States 111,015 5,994,810

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
b
SSR Mining, Inc. ...................................... Canada 131,400 $ 2,073,492
20,085,058
Heavy Electrical Equipment 0.4%
a
TPI Composites, Inc. ................................... United States 35,200 1,183,776
a
Industrial Gases 2.8%
Air Products and Chemicals, Inc. .......................... United States 13,100 3,927,511
Linde plc ............................................ United Kingdom 11,900 3,798,480
7,725,991
Integrated Oil & Gas 16.8%
Chevron Corp. ....................................... United States 112,500 12,880,125
Exxon Mobil Corp. ..................................... United States 150,800 9,722,076
Occidental Petroleum Corp. ............................. United States 112,600 3,775,478
Royal Dutch Shell plc, ADR, A ............................ Netherlands 121,921 5,598,612
Suncor Energy, Inc. .................................... Canada 365,800 9,618,539
TotalEnergies SE, ADR ................................. France 110,610 5,542,667
47,137,497
Investment Banking & Brokerage 0.5%
a,c,d,e
Ivanhoe Capital Acquisition Corp., A ....................... Singapore 150,000 1,529,385
a
Metal & Glass Containers 0.9%
Ball Corp. ........................................... United States 16,700 1,527,716
Crown Holdings, Inc. ................................... United States 10,400 1,081,496
2,609,212
Oil & Gas Drilling 0.9%
Helmerich & Payne, Inc. ................................ United States 40,600 1,260,224
Patterson-UTI Energy, Inc. .............................. United States 157,600 1,349,056
2,609,280
Oil & Gas Equipment & Services 10.0%
Baker Hughes Co. ..................................... United States 140,500 3,523,740
Cactus, Inc., A ........................................ United States 29,100 1,265,850
a
ChampionX Corp. ..................................... United States 71,837 1,884,285
Halliburton Co. ....................................... United States 148,535 3,711,890
a
Liberty Oilfield Services, Inc., A ........................... United States 89,000 1,149,880
a
NexTier Oilfield Solutions, Inc. ............................ United States 220,183 982,016
a
Nine Energy Service, Inc. ............................... United States 337,992 628,665
a
Oceaneering International, Inc. ........................... United States 77,900 1,059,440
a
Oil States International, Inc. ............................. United States 101,966 617,914
a
Ranger Energy Services, Inc. ............................ United States 178,357 1,774,652
Schlumberger NV ..................................... United States 182,247 5,879,288
a
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 34,600 1,411,181
a
Select Energy Services, Inc., A ........................... United States 193,119 1,160,645
a,b
Technip Energies NV ................................... France 40,899 629,398
a
TechnipFMC plc ...................................... United Kingdom 305,300 2,250,061
27,928,905
Oil & Gas Exploration & Production 22.3%
Aker BP ASA ......................................... Norway 51,400 1,972,224
Cairn Energy plc ...................................... United Kingdom 454,828 1,135,489
Canadian Natural Resources Ltd. ......................... Canada 164,300 6,981,323
ConocoPhillips ....................................... United States 161,891 12,059,261
Coterra Energy, Inc. ................................... United States 367,416 7,833,309
Devon Energy Corp. ................................... United States 231,882 9,293,831

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
EOG Resources, Inc. .................................. United States 104,400 $ 9,652,824
a
EQT Corp. .......................................... United States 108,500 2,160,235
Hess Corp. .......................................... United States 47,000 3,880,790
Pioneer Natural Resources Co. ........................... United States 38,301 7,161,521
62,130,807
Oil & Gas Refining & Marketing 5.7%
Marathon Petroleum Corp. .............................. United States 97,800 6,447,954
b
New Fortress Energy, Inc. ............................... United States 22,000 660,000
Phillips 66 ........................................... United States 61,300 4,584,014
Valero Energy Corp. ................................... United States 56,700 4,384,611
16,076,579
Oil & Gas Storage & Transportation 6.8%
Enbridge, Inc. ........................................ Canada 64,647 2,706,123
Kinder Morgan, Inc. .................................... United States 98,100 1,643,175
Targa Resources Corp. ................................. United States 56,000 3,061,520
TC Energy Corp. ...................................... Canada 108,200 5,853,620
Williams Cos., Inc. (The) ................................ United States 197,400 5,544,966
18,809,404
Paper Packaging 0.4%
Packaging Corp. of America ............................. United States 7,200 989,064
Semiconductor Equipment 0.5%
a
SolarEdge Technologies, Inc. ............................ United States 3,700 1,312,316
a
Steel 0.4%
Vale SA, ADR ........................................ Brazil 81,200 1,033,676
Trading Companies & Distributors 0.9%
a
Univar Solutions, Inc. .................................. United States 101,600 2,598,928
a
Total Common Stocks (Cost $177,451,384) .....................................
266,624,459
a
Convertible Preferred Stocks 0.3%
Oil & Gas Equipment & Services 0.3%
a,c,d
Ranger Energy Services, Inc., A .......................... United States 114,286 929,331
a
Total Convertible Preferred Stocks (Cost $800,000) ..............................
929,331
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 269,216
Total Warrants (Cost $88,605) .................................................
269,216
Principal
Amount
*
Convertible Bonds 0.4%
Oil & Gas Equipment & Services 0.4%
f
Oil States International, Inc., Senior Note, 144A, 4.75%, 4/01/26 .. United States 1,200,000 1,141,193
Total Convertible Bonds (Cost $1,200,000) .....................................
1,141,193
Total Long Term Investments (Cost $179,539,989) ...............................
268,964,199
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Short Term Investments 7.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 14,537,159 $ 14,537,159
Total Money Market Funds (Cost $14,537,159) ..................................
14,537,159
i
Investments from Cash Collateral Received for
Loaned Securities 2.5%
Money Market Funds 2.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 6,958,612 6,958,612
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$6,958,612) .................................................................
6,958,612
Total Short Term Investments (Cost $21,495,771 ) ................................
21,495,771
a
Total Investments (Cost $201,035,760) 103.9% ..................................
$290,459,970
Other Assets, less Liabilities (3.9)% ...........................................
(10,847,875)
Net Assets 100.0% ...........................................................
$279,612,095
See Abbreviations on page 51 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2021. See Note 1(d).
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the value of this security was
$1,141,193, representing 0.4% of net assets.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $827,352,736 $179,539,989
Cost - Non-controlled affiliates (Note 3 f and 10 ) .................................. 47,779,721 21,495,771
Value - Unaffiliated issuers (Includes securities loaned of $14,213,533 and $6,627,286 respectively) ............................................................ $1,243,321,697 $268,964,199
Value - Non-controlled affiliates (Note 3 f and 10 ) ................................. 47,300,136 21,495,771
Cash ................................................................... 30,773 12,137
Foreign currency, at value (cost $– and $60,933 respectively) ......................... — 60,933
Receivables:
Investment securities sold .................................................. 2,412,913 2,078
Capital shares sold ....................................................... 789,132 505,420
Dividends and interest .................................................... 59,851 215,899
Total assets ......................................................... 1,293,914,502 291,256,437
Liabilities:
Payables:
Investment securities purchased ............................................. 7,920,706 3,390,000
Capital shares redeemed .................................................. 1,632,219 917,414
Management fees ........................................................ 660,289 124,868
Distribution fees ......................................................... 261,870 63,789
Transfer agent fees ....................................................... 118,750 87,484
Payable upon return of securities loaned (Note 1 d ) ................................. 14,818,088 6,958,612
Accrued expenses and other liabilities .......................................... 209,255 102,175
Total liabilities ........................................................ 25,621,177 11,644,342
Net assets, at value ................................................ $1,268,293,325 $279,612,095
Net assets consist of:
Paid-in capital ............................................................ $714,847,919 $411,601,344
Total distributable earnings (losses) ............................................ 553,445,406 (131,989,249)
Net assets, at value ................................................ $1,268,293,325 $279,612,095

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $1,029,447,804 $203,629,675
Shares outstanding ....................................................... 6,759,294 8,850,959
Net asset value per share
a
................................................. $152.30 $23.01
Maximum offering price per share (net asset value per share ÷ 94.50%) ............... $161.16 $24.35
Class C:
Net assets, at value ...................................................... $50,889,255 $26,181,503
Shares outstanding ....................................................... 358,534 1,167,790
Net asset value and maximum offering price per share
a
............................ $141.94 $22.42
Class R6:
Net assets, at value ...................................................... $15,480,678 $2,291,030
Shares outstanding ....................................................... 96,321 92,156
Net asset value and maximum offering price per share ............................ $160.72 $24.86
Advisor Class:
Net assets, at value ...................................................... $172,475,588 $47,509,887
Shares outstanding ....................................................... 1,088,131 1,925,848
Net asset value and maximum offering price per share ............................ $158.51 $24.67
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $– and $143,244, respectively)
Unaffiliated issuers ....................................................... $2,864,716 $5,754,669
Non-controlled affiliates (Note 3 f and 10 ) ....................................... 1,164 463
Interest:
Unaffiliated issuers ....................................................... 26,691 28,500
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 160,635 44,799
Non-controlled affiliates (Note 3 f ) ............................................ 1,540 137
Total investment income .................................................. 3,054,746 5,828,568
Expenses:
Management fees (Note 3 a ) .................................................. 4,007,246 715,954
Interest expense (Note 4) .................................................... — 37
Distribution fees: (Note 3c )
    Class A ............................................................... 1,380,899 236,979
    Class C ............................................................... 291,523 137,341
Transfer agent fees: (Note 3e )
    Class A ............................................................... 839,642 244,461
    Class C ............................................................... 44,325 35,739
    Class R6 .............................................................. 9,039 1,977
    Advisor Class ........................................................... 143,338 56,077
Custodian fees (Note 4 ) ..................................................... 23,984 1,631
Reports to shareholders fees ................................................. 106,199 51,469
Registration and filing fees ................................................... 71,930 48,686
Professional fees .......................................................... 36,548 26,461
Trustees' fees and expenses ................................................. 9,418 1,718
Other ................................................................... 28,938 13,292
Total expenses ........................................................ 6,993,029 1,571,822
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (25,728) (5,847)
Net expenses ........................................................ 6,967,301 1,565,975
Net investment income (loss) ........................................... (3,912,555) 4,262,593
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 40,312,002 8,326,915
Foreign currency transactions ............................................... — 35,442
Net realized gain (loss) ................................................. 40,312,002 8,362,357
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (133,148,154) 23,129,593
Non-controlled affiliates (Note 3 f and 10 ) ..................................... (479,585) —
Translation of other assets and liabilities denominated in foreign currencies ............. — (566,255)
Net change in unrealized appreciation (depreciation) ........................... (133,627,739) 22,563,338
Net realized and unrealized gain (loss) ........................................... (93,315,737) 30,925,695
Net increase (decrease) in net assets resulting from operations ......................... $(97,228,292) $35,188,288

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Six Months Ended
October 31, 2021
(unaudited)
Year Ended
April 30, 2021
Six Months Ended
October 31, 2021
(unaudited)
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $ (3,912,555) $(8,190,243) $4,262,593 $3,277,215
Net realized gain (loss) ............ 40,312,002 260,875,031 8,362,357 (40,534,611)
Net change in unrealized appreciation
(depreciation) ................. (133,627,739) 37,007,017 22,563,338 118,462,452
Net increase (decrease) in net
assets resulting from operations . (97,228,292) 289,691,805 35,188,288 81,205,056
Distributions to shareholders:
Class A ........................ — (158,473,630) — (3,383,596)
Class C ........................ — (9,137,943) — (282,821)
Class R6 ....................... — (1,586,782) — (30,669)
Advisor Class ................... — (27,324,424) — (789,349)
Total distributions to shareholders ..... — (196,522,779) — (4,486,435)
Capital share transactions: (Note 2 )
Class A ........................ (52,901,191) 124,171,813 1,639,843 (2,174,380)
Class C ........................ (9,517,526) 14,137,153 (4,887,998) (5,035,749)
Class R6 ....................... (123,179) 6,785,898 308,307 437,681
Advisor Class ................... (20,284,200) 32,584,271 2,199,893 (812,850)
Total capital share transactions ....... (82,826,096) 177,679,135 (739,955) (7,585,298)
Net increase (decrease) in net
assets ..................... (180,054,388) 270,848,161 34,448,333 69,133,323
Net assets:
Beginning of period ................ 1,448,347,713 1,177,499,552 245,163,762 176,030,439
End of period ..................... $1,268,293,325 $1,448,347,713 $279,612,095 $245,163,762

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
eleven separate funds, two of which are included in this
report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds offer four classes of
shares: Class A, Class C, Class R6 and Advisor Class.
Effective August 2, 2021, Class C shares automatically
convert to Class A shares after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between

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Notes to Financial Statements (unaudited)

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Semiannual Report
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' securities to the latest indications of fair value at 4 p.m. Eastern time. At October
31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Semiannual Report
right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

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h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2021
Shares sold
a
................................... 321,566 $50,577,389 1,291,621 $27,640,308
Shares redeemed ............................... (659,828) (103,478,580) (1,238,348) (26,000,465)
Net increase (decrease) .......................... (338,262) $(52,901,191) 53,273 $1,639,843
Year ended April 30, 2021
Shares sold
a
................................... 1,106,111 $190,970,597 2,266,637 $38,321,213
Shares issued in reinvestment of distributions .......... 873,696 151,123,087 195,163 3,313,861
Shares redeemed ............................... (1,263,851) (217,921,871) (2,741,345) (43,809,454)
Net increase (decrease) .......................... 715,956 $124,171,813 (279,545) $(2,174,380)
Class C
Class C Shares:
Six Months ended October 31, 2021
Shares sold ................................... 26,281 $3,853,732 209,215 $4,425,509
Shares redeemed
a
.............................. (91,422) (13,371,258) (458,633) (9,313,507)
Net increase (decrease) .......................... (65,141) $(9,517,526) (249,418) $(4,887,998)
Year ended April 30, 2021
Shares sold ................................... 139,814 $22,954,794 375,909 $6,161,042
Shares issued in reinvestment of distributions .......... 56,116 9,105,394 16,868 281,023
Shares redeemed
a
.............................. (110,459) (17,923,035) (740,499) (11,477,814)
Net increase (decrease) .......................... 85,471 $14,137,153 (347,722) $(5,035,749)
Class R6
Class R6 Shares:
Six Months ended October 31, 2021
Shares sold ................................... 16,082 $2,663,307 30,818 $721,972
Shares redeemed ............................... (16,855) (2,786,486) (18,459) (413,665)
Net increase (decrease) .......................... (773) $(123,179) 12,359 $308,307
Year ended April 30, 2021
Shares sold ................................... 59,665 $10,868,376 49,526 $940,798
Shares issued in reinvestment of distributions .......... 8,532 1,552,442 1,679 30,669
Shares redeemed ............................... (31,511) (5,634,920) (28,743) (533,786)
Net increase (decrease) .......................... 36,686 $6,785,898 22,462 $437,681
Advisor Class
1. Organization and Significant Accounting Policies
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2021
Shares sold ................................... 75,295 $12,311,100 409,701 $9,457,740
Shares redeemed ............................... (201,522) (32,595,300) (329,130) (7,257,847)
Net increase (decrease) .......................... (126,227) $(20,284,200) 80,571 $2,199,893
Year ended April 30, 2021
Shares sold ................................... 482,142 $85,624,728 940,812 $16,811,124
Shares issued in reinvestment of distributions .......... 137,265 24,655,507 43,029 781,847
Shares redeemed ............................... (431,123) (77,695,964) (1,086,738) (18,405,821)
Net increase (decrease) .......................... 188,284 $32,584,271 (102,897) $(812,850)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

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Franklin Natural Resources Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.586% 0.545%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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Notes to Financial Statements (unaudited)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended October 31, 2021, investments in affiliated management investment companies were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $74,473 $19,064
CDSC retained ........................... $8,738 $1,982
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $391,443 $154,796 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $62,712,992 $131,415,729 $(163,251,577) $— $— $30,877,144 30,877,144 $1,164
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2022.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2021, there were no credits earned.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $28,782,225 $128,515,179 $(142,479,316) $ — $ — $14,818,088 14,818,088 $1,540
Total Affiliated Securities ... $91,495,217 $259,930,908 $(305,730,893) $— $— $45,695,232 $2,704
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $11,479,563 $37,243,873 $(34,186,277) $— $— $14,537,159 14,537,159 $463
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $450,105 $27,517,071 $(21,008,564) — — $6,958,612 6,958,612 $137
Total Affiliated Securities ... $11,929,668 $64,760,944 $(55,194,841) $— $— $21,495,771 $600
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
45
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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2021, the capital loss carryforwards were as follows:
At October 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales, passive foreign investment company shares, foreign currency transactions and installment sale income.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2021, were as follows:
At October 31, 2021, in connection with securities lending transactions, the Franklin Biotechnology Discovery Fund and
Franklin Natural Resources Fund loaned equity investments and received $14,818,088 and $6,958,612 of cash collateral, respectively. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
Franklin Natural
Resources
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,240,875
Long term ............................. 216,157,741
Total capital loss carryforwards ............ $230,398,616
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $881,522,019 $209,509,708
Unrealized appreciation ..................... $487,819,672 $95,530,289
Unrealized depreciation ..................... (78,719,858) (14,580,027)
Net unrealized appreciation (depreciation) ....... $409,099,814 $80,950,262
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $193,827,211 $33,664,995
Sales .................................. $252,493,141 $36,441,772

Franklin Strategic Series
Notes to Financial Statements (unaudited)
46
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7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
2,333,755 Amunix Pharmaceuticals, Inc., B ................ 2/26/21 $ 4,125,379 $ 3,365,410
189,499 Artiva Biotherapeutics , Inc., B ................... 2/22/21 2,084,489 1,604,904
189,736
a
Centessa Pharmaceuticals plc .................. 1/28/21 2,087,096 3,137,302
708,600 CM Life Sciences III, Inc., A .................... 8/06/21 7,086,000 7,064,742
370,698 Day One Biopharmaceuticals, Inc. ............... 2/01/21 4,999,991 8,669,167
2,652,900 HilleVax , Inc., 6%, 8/31/22 ..................... 8/31/21 2,652,900 2,652,900
80,195 Intarcia Therapeutics, Inc., DD .................. 3/26/14 2,597,516 —
779,505 Pipeline Therapeutics, Inc., C ................... 2/09/21 2,088,995 1,511,820
Total Restricted Securities (Value is 2.2% of Net Assets) .............. $27,722,366 $28,006,245
Shares Issuer
Acquisition
Date Cost Value
Franklin Natural Resources Fund
150,000 Ivanhoe Capital Acquisition Corp., A .............. 7/09/21 $ 1,500,000 $ 1,529,385
114,286
b
Ranger Energy Services, Inc., A ................. 9/30/21 800,000 929,331
Total Restricted Securities (Value is 0.9% of Net Assets) .............. $2,300,000 $2,458,716
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,231,520 as of October 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,774,652 as of October 31, 2021.

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2021, investments in “affiliated companies” were as follows:
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2021, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Artiva Biotherapeutics ,
Inc., B .......... $ 2,084,489 $ — $ — $ — $ (479,585) $ 1,604,904 189,499 $ —
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $2,084,489 $— $— $ — $ (479,585) $1,604,904 $—

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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A summary of inputs used as of October 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 971,382,263 $ — $ 11,806,469
b
$ 983,188,732
Capital Markets ........................ 22,916,785 — — 22,916,785
Health Care Providers & Services .......... 9,280,834 — — 9,280,834
Life Sciences Tools & Services ............ 81,056,447 — — 81,056,447
Pharmaceuticals ....................... 139,059,451 — — 139,059,451
Preferred Stocks ........................ — — 6,482,134 6,482,134
Warrants .............................. 289,318 — — 289,318
Corporate Bonds ........................ — — 2,652,900 2,652,900
Short Term Investments ................... 45,695,232 — — 45,695,232
Total Investments in Securities ........... $1,269,680,330 $— $20,941,503 $1,290,621,833
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products .................... $ 2,861,207 $ — $ — $ 2,861,207
Automobile Manufacturers ............... 5,230,904 — — 5,230,904
Construction Machinery & Heavy Trucks ..... 1,105,306 — — 1,105,306
Construction Materials .................. 2,710,596 — — 2,710,596
Copper .............................. 12,277,212 1,915,345 — 14,192,557
Diversified Chemicals ................... 2,225,214 — — 2,225,214
Diversified Metals & Mining ............... 5,505,690 6,302,373 — 11,808,063
Electrical Components & Equipment ........ 5,372,092 — — 5,372,092
Environmental & Facilities Services ......... 2,248,972 — — 2,248,972
Fertilizers & Agricultural Chemicals ......... 3,888,460 — — 3,888,460
Food Distributors ...................... 1,221,210 — — 1,221,210
Gold ................................ 19,582,937 502,121 — 20,085,058
Heavy Electrical Equipment .............. 1,183,776 — — 1,183,776
Industrial Gases ....................... 7,725,991 — — 7,725,991
Integrated Oil & Gas .................... 47,137,497 — — 47,137,497
Investment Banking & Brokerage .......... — — 1,529,385 1,529,385
Metal & Glass Containers ................ 2,609,212 — — 2,609,212
Oil & Gas Drilling ...................... 2,609,280 — — 2,609,280
Oil & Gas Equipment & Services ........... 25,888,326 2,040,579 — 27,928,905
Oil & Gas Exploration & Production ......... 59,023,094 3,107,713 — 62,130,807
Oil & Gas Refining & Marketing ............ 16,076,579 — — 16,076,579
Oil & Gas Storage & Transportation ......... 18,809,404 — — 18,809,404
Paper Packaging ...................... 989,064 — — 989,064
Semiconductor Equipment ............... 1,312,316 — — 1,312,316
Steel ................................ 1,033,676 — — 1,033,676
Trading Companies & Distributors .......... 2,598,928 — — 2,598,928
Convertible Preferred Stocks ............... — — 929,331 929,331
Warrants .............................. 269,216 — — 269,216
Convertible Bonds ....................... — 1,141,193 — 1,141,193
Short Term Investments ................... 21,495,771 — — 21,495,771
Total Investments in Securities ........... $272,991,930 $15,009,324
c
$2,458,716 $290,459,970
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
49
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2021, the reconciliation is as follows:
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at October 31, 2021.
c
Includes foreign securities valued at $13,868,131, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ — $ 7,087,093 $ — $ — $ — $ — $ — $ 4,719,376 $ 11,806,469
c
$ 4,719,376
Capital Markets ..... 5,631,994 — (5,191,890) — — — — (440,104) — —
Convertible Preferred
Stocks :
Pharmaceuticals .... 5,000,000 — (5,000,000) — — — — — — —
Preferred Stocks :
Biotechnology ...... 5,574,503 — — — — — — (697,273) 4,877,230 (697,273)
Health Care Providers &
Services ........ 2,084,489 — — — — — — (479,585) 1,604,904 (479,585)
Pharmaceuticals .... 2,087,102 2,087,101 (4,174,203) — — — — — — —
Corporate Bonds :
Software .......... — 2,652,900 — — — — — — 2,652,900 —
Escrows and Litigation
Trusts ........... 851,316 — (852,046) — — — (1,087,487) 1,088,217 — —
Total Investments in
Securities ............ $21,229,404 $11,827,094 $(15,218,139) $— $— $— $(1,087,487) $4,190,631 $20,941,503 $3,542,518
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks
Consumer Finance ... $ 743,430 $ — $ (743,430) $ — $ — $ — $ — $ — $ — $ —
Environmental &
Facilities Services .. 1,738,000 — (1,738,000) — — — — — — —
Investment Banking &
Brokerage ....... 3,796,238 1,500,000 (3,688,210) — — — — (78,643) 1,529,385 29,385
Convertible Preferred
Stocks
Oil & Gas Equipment &
Services ........ — 800,000 — — — — — 129,331 929,331 129,331
Total Investments in Securities . $6,277,668 $2,300,000 $(6,169,640) $— $— $ — $ — $ 50,688 $2,458,716 $ 158,716
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
50
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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2021, are as follows:
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at October 31, 2021.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks:
Biotechnology
...............
$11,806,469 Market comparables Discount for lack
of marketability
3.8%-4.3%
(4.2%)
Decrease
Preferred Stocks:
Biotechnology
...............
4,877,230 Market comparables  Volatility of peers (18.4)%-(27.6)%
((21.3)%)
Increase
c
Health Care Providers & Services 1,604,904 Market comparables  Volatility of peers (23.0%) Increase
c
All other investments 2,652,900
d,e
Total
.......................
$20,941,503
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
51
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Semiannual Report
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
SPAC
Special Purpose Acquisition Company

Franklin Strategic Series
Shareholder Information
52
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Semiannual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information
53
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Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS2 S 12/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Income Fund
A Series of Franklin Strategic Series
October 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended October 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
in April and rose further during the reporting period due to increased demand for goods amid supply-chain bottlenecks.
During the summer, investors became concerned the
swiftly spreading Delta variant of COVID-19 could hinder
the economic recovery, and growth slowed in 2021’s third
quarter.
During the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, held the
federal funds rate unchanged at 0.25%, and it continued
broad quantitative easing measures to bolster credit
markets. The Fed also adjusted its economic growth and
inflation projections higher and expected to begin decreasing its asset purchases later this year, while delaying any
interest rate increases until reaching its goal of maximum
U.S. employment.
In this environment, investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index, posted a
+1.06% total return for the six-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Income Fund’s semiannual
report includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Strategic Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Statement of Investments 8
Financial Statements 39
Notes to Financial Statements 44
Shareholder Information 64
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Strategic Income Fund
This semiannual report for Franklin Strategic Income Fund
covers the period ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. A
secondary goal is capital appreciation over the long term.
The Fund uses an active asset allocation process and
under normal market conditions invests at least 65% of its
assets in U.S. and foreign debt securities, including those
in emerging markets. The Fund may invest in all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities,
corporate loans (and loan participations), mortgage-backed
securities and other asset-backed securities.
Performance Overview
The Fund’s Class A shares posted a +1.74% cumulative total
return for the six months under review. In comparison, the
Bloomberg U.S. Aggregate Bond Index, which represents
the U.S. investment-grade fixed rate taxable bond market,
posted a +1.06% cumulative total return.
1
The Lipper
Multi-Sector Income Funds Classification Average, which
consists of funds chosen by Lipper that seek current
income by allocating assets among different fixed income
securities sectors, with a significant portion rated below
investment grade, posted a +1.26% cumulative total return.
2
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a +1.06% total return for
the six months ended October 31, 2021.
1
The inflation rate
was elevated during the six-month period amid increased
demand and supply-chain bottlenecks. U.S. consumer
spending on goods remained strong, adding to pressure on
the prices of many products. Longer-term bonds generally
outperformed shorter-term bonds as the yield curve
flattened.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In its
September 2021 meeting statement, the Fed indicated that
it soon plans to reduce its purchases of U.S. Treasury and
mortgage-backed securities. The Fed also noted that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising
the range for the federal funds target rate.
U.S. Treasury bonds, as measured by the Bloomberg U.S.
Treasury Index, posted a +1.01% total return for the six-
month period.
1
The 10-year U.S. Treasury yield (which
moves inversely to price) declined amid uncertainty about
the pace of the recovery and the timing of future Fed
monetary policy shifts. Mortgage-backed securities (MBS),
as measured by the Bloomberg MBS Index, posted a -0.31%
total return for the period, despite ongoing Fed support.
1
Corporate bonds generally followed a similar trajectory
as U.S. Treasuries, but they benefited from a continued
decline in spreads between the 10-year U.S. Treasury and
corporate bond yields amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the
Bloomberg U.S. Corporate High Yield Bond Index, posted
a +2.36% total return, while investment-grade corporate
bonds, as represented by the Bloomberg U.S. Corporate
Bond Index, posted a +2.66% total return.
1
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 10/31/21, this category consisted of 369 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Franklin Strategic Income Fund
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Semiannual Report
Investment Strategy
We use an active asset allocation strategy to try to achieve the Fund’s investment goals. We employ a top-down
analysis of macroeconomic trends combined with a bottom-
up fundamental analysis of market sectors, industries and
issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-
related transactions involving derivative instruments,
including currency and cross currency forwards, currency
swaps, currency and currency index futures contracts
and currency options. The Fund also regularly enters
into interest-rate and credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and credit default swaps and interest rate and/or bond futures contracts.
Manager’s Discussion
Over the reporting period, fixed income total return
performance was mixed, with spread sectors generally
posting positive total returns, while higher quality
government and agency sectors lagged. On an excess
returns basis, most fixed income sectors, including Treasury
Inflation-Protected Securities (TIPS), high-yield corporate
credit (HY) and senior secured floating-rate bank loans
outperformed U.S. Treasuries, while U.S. agency securities,
emerging market bonds and fixed-rate agency mortgage-
backed securities (MBS) posted negative excess returns
Additionally, fixed income spreads tightened across most
asset classes over the period.
While portfolio positioning was diversified from a risk
perspective, the Fund’s largest allocation was in corporate
credit—inclusive of HY and investment-grade corporate
credit (IG), senior secured floating-rate bank loans and
collateralized loan obligations (CLOs)—with a majority
of credit exposure in HY corporate securities. We remain
constructive on the HY asset class and added to the sector
over the reporting period as credit fundamentals for the U.S.
HY corporate bond market have meaningfully improved
the last two quarters. We maintained our allocation to IG
corporate bonds and senior secured floating-rate bank loans, while paring our CLO exposure.
We remain generally comfortable with IG corporate bonds
fundamentals and market technical conditions and believe
the sector should still benefit from above trend growth, even if gross domestic product and earnings growth have peaked.
We reduced our allocations to MBS, TIPS and taxable
municipal bonds.
During the period, our allocation to corporate credit, inclusive of HY, senior secured floating-rate bank loans and IG, was
the most significant contributor to performance, primarily
from HY allocation. Our U.S. yield curve positioning also
helped Fund results, as did non-dollar denominated debt
holdings and taxable municipal bond allocation. In contrast, our allocation to MBS was a slight detractor from Fund
performance. During the period, foreign currency exposure
detracted from performance, as gains mainly from our
Indonesian rupiah and Mexican peso positions were offset
by negative returns mainly from our South Korean won,
Brazilian real, Turkish lira and Australian dollar positions.
Thank you for your participation in Franklin Strategic
Income Fund. We look forward to continuing to serve your
investment needs.
Sonal Desai, Ph.D.
Patricia O’Connor, CFA
William Chong, CFA, FRM
David Yuen, CFA, FRM
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
10/31/21
% of Total Net
Assets
Corporate Bonds 51.1%
Foreign Government and Agency Securities 14.6%
Residential Mortgage-Backed Securities 8.3%
Management Investment Companies 8.3%
Asset-Backed Securities 7.0%
U.S. Government and Agency Securities 2.1%
Senior Floating Rate Interests 1.6%
Other 3.4%
Short-Term Investments & Other Net Assets 3.6%

Performance Summary as of October 31, 2021
Franklin Strategic Income Fund
5
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10 /3 1 /21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +1.74% -2.10%
1-Year +6.13% +2.14%
5-Year +17.13% +2.42%
10-Year +41.28% +3.12%
Advisor
6-Month +1.87% +1.87%
1-Year +6.38% +6.38%
5-Year +18.58% +3.47%
10-Year +44.95% +3.78%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.73% 2.47% 2.43%
Advisor 4.14% 2.82% 2.77%
See page 6 for Performance Summary footnotes.

Franklin Strategic Income Fund
Performance Summary
6
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the
Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on the sum of the respective class’s dividend distributions over the past six months and the maximum offering price (NAV for Advisor Class) per share on 10/31/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–10/31/21)
Share Class
Net Investment
Income
A $0.1642
C $0.1427
R $0.1522
R6 $0.1819
Advisor $0.1761
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.87% 0.89%
Advisor 0.62% 0.64%

Your Fund’s Expenses
Franklin Strategic Income Fund
7
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,017.40 $4.28 $1,020.96 $4.29 0.84%
C $1,000 $1,015.10 $6.33 $1,018.92 $6.34 1.25%
R $1,000 $1,015.10 $5.55 $1,019.70 $5.56 1.09%
R6 $1,000 $1,019.30 $2.40 $1,022.82 $2.41 0.47%
Advisor $1,000 $1,018.70 $3.01 $1,022.22 $3.02 0.59%

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
2
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021* 2020
a
2019
a
2018
a
2017
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.44 $8.67 $9.61 $9.61 $9.84 $9.32
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.37 0.38 0.42 0.39 0.39
Net realized and unrealized gains (losses) 0.01 0.75 (0.90) —
d
(0.32) 0.30
Total from investment operations ........ 0.16 1.12 (0.52) 0.42 0.07 0.69
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.16) (0.35) (0.42) (0.42) (0.30) (0.17)
Net asset value, end of period .......... $9.44 $9.44 $8.67 $9.61 $9.61 $9.84
Total return
e
....................... 1.74% 13.05% (5.72)% 4.52% 0.64% 7.50%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.88% 0.88% 0.89% 0.90% 0.88%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.84% 0.86% 0.86% 0.84% 0.85% 0.82%
Net investment income ............... 3.08% 3.93% 4.01% 4.39% 3.93% 4.08%
Supplemental data
Net assets, end of period (000’s) ........ $2,968,424 $2,862,068 $2,686,523 $3,131,799 $3,291,002 $3,833,786
Portfolio turnover rate ................ 32.93% 111.72%
h
118.64% 116.21%
h
115.94% 140.83%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 21.97% 54.21%
h
86.69% 39.01%
h
47.40% 87.33%
*Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021* 2020
a
2019
a
2018
a
2017
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.44 $8.67 $9.61 $9.60 $9.84 $9.31
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.33 0.34 0.38 0.35 0.35
Net realized and unrealized gains (losses) 0.01 0.75 (0.90) 0.01 (0.33) 0.31
Total from investment operations ........ 0.14 1.08 (0.56) 0.39 0.02 0.66
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.14) (0.31) (0.38) (0.38) (0.26) (0.13)
Net asset value, end of period .......... $9.44 $9.44 $8.67 $9.61 $9.60 $9.84
Total return
d
....................... 1.51% 12.58% (6.11)% 4.19% 0.14% 7.19%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.28% 1.28% 1.29% 1.30% 1.28%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.25% 1.26% 1.26% 1.24% 1.25% 1.22%
Net investment income ............... 2.65% 3.51% 3.61% 3.99% 3.53% 3.68%
Supplemental data
Net assets, end of period (000’s) ........ $227,217 $387,589 $518,795 $716,327 $1,078,890 $1,385,981
Portfolio turnover rate ................ 32.93% 111.72%
g
118.64% 116.21%
g
115.94% 140.83%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 21.97% 54.21%
g
86.69% 39.01%
g
47.40% 87.33%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021* 2020
a
2019
a
2018
a
2017
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.40 $8.63 $9.57 $9.57 $9.81 $9.28
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.34 0.36 0.39 0.36 0.37
Net realized and unrealized gains (losses) 0.02 0.76 (0.91) 0.01 (0.33) 0.31
Total from investment operations ........ 0.15 1.10 (0.55) 0.40 0.03 0.68
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.15) (0.33) (0.39) (0.40) (0.27) (0.15)
Net asset value, end of period .......... $9.40 $9.40 $8.63 $9.57 $9.57 $9.81
Total return
d
....................... 1.51% 12.83% (5.98)% 4.28% 0.29% 7.38%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.13% 1.13% 1.14% 1.15% 1.13%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.09% 1.11% 1.11% 1.09% 1.10% 1.07%
Net investment income ............... 2.83% 3.68% 3.76% 4.14% 3.68% 3.83%
Supplemental data
Net assets, end of period (000’s) ........ $55,862 $59,366 $62,063 $85,458 $105,692 $146,552
Portfolio turnover rate ................ 32.93% 111.72%
g
118.64% 116.21%
g
115.94% 140.83%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 21.97% 54.21%
g
86.69% 39.01%
g
47.40% 87.33%
*Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021* 2020
a
2019
a
2018
a
2017
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.45 $8.68 $9.63 $9.62 $9.86 $9.33
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.40 0.43 0.45 0.43 0.43
Net realized and unrealized gains (losses) 0.01 0.75 (0.93) 0.02 (0.34) 0.31
Total from investment operations ........ 0.18 1.15 (0.50) 0.47 0.09 0.74
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.18) (0.38) (0.45) (0.46) (0.33) (0.21)
Net asset value, end of period .......... $9.45 $9.45 $8.68 $9.63 $9.62 $9.86
Total return
d
....................... 1.93% 13.45% (5.46)% 5.03% 0.95% 8.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.52% 0.51% 0.50% 0.48%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.47% 0.50% 0.49% 0.45% 0.45% 0.42%
Net investment income ............... 3.45% 4.30% 4.38% 4.78% 4.33% 4.48%
Supplemental data
Net assets, end of period (000’s) ........ $143,595 $132,736 $133,575 $307,287 $433,068 $369,106
Portfolio turnover rate ................ 32.93% 111.72%
g
118.64% 116.21%
g
115.94% 140.83%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 21.97% 54.21%
g
86.69% 39.01%
g
47.40% 87.33%
*Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021* 2020
a
2019
a
2018
a
2017
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.45 $8.68 $9.62 $9.62 $9.85 $9.33
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.39 0.40 0.44 0.41 0.42
Net realized and unrealized gains (losses) 0.02 0.75 (0.90) —
d
(0.32) 0.30
Total from investment operations ........ 0.18 1.14 (0.50) 0.44 0.09 0.72
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.18) (0.37) (0.44) (0.44) (0.32) (0.20)
Net asset value, end of period .......... $9.45 $9.45 $8.68 $9.62 $9.62 $9.85
Total return
e
....................... 1.87% 13.32% (5.47)% 4.88% 0.79% 7.76%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.63% 0.63% 0.64% 0.65% 0.63%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.59% 0.61% 0.61% 0.59% 0.60% 0.57%
Net investment income ............... 3.33% 4.18% 4.26% 4.64% 4.18% 4.33%
Supplemental data
Net assets, end of period (000’s) ........ $443,301 $462,624 $517,522 $608,317 $933,747 $1,070,103
Portfolio turnover rate ................ 32.93% 111.72%
h
118.64% 116.21%
h
115.94% 140.83%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 21.97% 54.21%
h
86.69% 39.01%
h
47.40% 87.33%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2021
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 151,545 $ 4,403,898
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 46,176 692,640
a
Birch Permian Holdings, Inc. ............................. United States 359,948 5,354,226
6,046,866
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 828,135
a
iHeartMedia , Inc., A .................................... United States 115,085 2,230,347
a,b
iHeartMedia , Inc., B ................................... United States 1,941 34,984
3,093,466
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 5,288 18,032
a,b
Riviera Resources, Inc. ................................. United States 84,462 21,817
39,849
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 1 7
Total Common Stocks (Cost $23,885,831) ......................................
13,584,086
Management Investment Companies 8.3%
Capital Markets 8.3%
d
Franklin Floating Rate Income Fund ....................... United States 34,705,988 282,853,805
SPDR Blackstone Senior Loan ETF ....................... United States 750,000 34,425,000
317,278,805
Total Management Investment Companies (Cost $375,545,063) ...................
317,278,805
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 10,639 2
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 13,300 1
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 17,100 —
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 9 —
a,b
Chaparral Energy, Inc., 10/01/25 .......................... United States 9 —
3
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 4,095 22,522
Software 0.0%
a,b,c
WorkCapital BSD SARL, 2/13/26 .......................... Luxembourg 6,000,000 —
Total Warrants (Cost $750,000) ................................................
22,525

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd., Sub. Bond, 144A, PIK, 7%, Perpetual Bermuda 642,010 $ 584,619
Total Convertible Bonds (Cost $155,658) .......................................
584,619
Corporate Bonds 51.1%
Aerospace & Defense 0.7%
Boeing Co. (The), Senior Note, 2.196%, 2/04/26 .............. United States 9,500,000 9,519,078
g
TransDigm , Inc., Senior Secured Note, 144A, 6.25%, 3/15/26 .... United States 15,000,000 15,675,000
25,194,078
Air Freight & Logistics 0.1%
g
DAE Funding LLC, Senior Note, 144A, 1.55%, 8/01/24 ......... United Arab
Emirates 2,300,000 2,271,825
FedEx Corp., Senior Bond, 4.05%, 2/15/48 .................. United States 1,200,000 1,370,552
3,642,377
Airlines 0.7%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd., Senior Secured
Note, 144A, 5.75%, 4/20/29 ............................ United States 5,900,000 6,357,250
g
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured Note, 144A,
4.5%, 10/20/25 ..................................... United States 10,400,000 11,098,905
g
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd., Senior Secured Note, 144A, 5.75%, 1/20/26 ............ United States 9,100,000 9,566,375
g
United Airlines, Inc., Senior Secured Note, 144A, 4.375%, 4/15/26 . United States 1,700,000 1,760,724
28,783,254
Auto Components 1.3%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 7,000,000 7,542,500
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 6,700,000 6,449,051
Dana, Inc., Senior Note, 5.625%, 6/15/28 ................... United States 12,400,000 13,128,500
g
Dornoch Debt Merger Sub, Inc., Senior Note, 144A, 6.625%,
10/15/29 .......................................... United States 8,600,000 8,492,500
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 4.875%, 3/15/27 .......................... United States 4,700,000 5,004,325
g
Senior Note, 144A, 5%, 7/15/29 ........................ United States 8,300,000 8,766,875
49,383,751
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc, Senior Note, 144A, 5.5%,
7/15/29 ........................................... United Kingdom 11,800,000 11,446,059
Banks 1.6%
Banco Santander SA, Sub. Bond, 2.749%, 12/03/30 ........... Spain 3,000,000 2,946,355
Bank of America Corp. ,
Senior Bond, 3.248%, 10/21/27 ......................... United States 5,000,000 5,334,000
Senior Bond, 2.676% to 6/19/40, FRN thereafter, 6/19/41 ..... United States 4,000,000 3,858,795
g
China Construction Bank Corp., Sub. Bond, Reg S, 4.25% to
2/27/24, FRN thereafter, 2/27/29 ........................ China 8,000,000 8,456,366
f
Comerica, Inc., Junior Sub. Bond, 5.625% to 10/01/25, FRN
thereafter, Perpetual ................................. United States 3,000,000 3,318,750
HSBC Holdings plc, Senior Bond, 2.848% to 6/04/30, FRN thereafter,
6/04/31 ........................................... United Kingdom 8,300,000 8,438,655
JPMorgan Chase & Co. ,
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 9,400,000 9,519,676

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Senior Bond, 2.525% to 11/19/40, FRN thereafter, 11/19/41 .... United States 4,000,000 $ 3,804,235
g
Societe Generale SA, Senior Bond, 144A, 2.889% to 6/09/31, FRN
thereafter, 6/09/32 ................................... France 7,500,000 7,493,454
SVB Financial Group, Senior Bond, 3.125%, 6/05/30 ........... United States 2,700,000 2,872,340
g
UniCredit SpA , Senior Bond, 144A, 3.127% to 6/03/31, FRN
thereafter, 6/03/32 ................................... Italy 5,300,000 5,279,536
61,322,162
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., Senior Bond, 3.5%, 6/01/30 Belgium 10,000,000 10,971,935
g
Primo Water Holdings, Inc., Senior Note, 144A, 4.375%, 4/30/29 .. Canada 9,000,000 8,930,897
19,902,832
Biotechnology 0.2%
AbbVie, Inc., Senior Note, 3.2%, 11/21/29 ................... United States 6,000,000 6,415,708
Building Products 0.7%
Carrier Global Corp., Senior Note, 2.722%, 2/15/30 ............ United States 16,000,000 16,431,017
Owens Corning, Senior Bond, 4.3%, 7/15/47 ................. United States 2,000,000 2,359,387
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 4,800,000 4,956,000
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 1,600,000 1,602,000
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 1,400,000 1,300,089
26,648,493
Capital Markets 0.8%
Goldman Sachs Group, Inc. (The), Senior Bond, 3.21% to 4/22/41,
FRN thereafter, 4/22/42 ............................... United States 7,000,000 7,267,203
Morgan Stanley, Senior Bond, 3.591% to 7/22/27, FRN thereafter,
7/22/28 ........................................... United States 10,000,000 10,816,696
g
MSCI, Inc., Senior Bond, 144A, 3.25%, 8/15/33 ............... United States 11,800,000 11,860,416
29,944,315
Chemicals 3.8%
g
Alpek SAB de CV, Senior Bond, 144A, 4.25%, 9/18/29 ......... Mexico 8,000,000 8,478,000
g
Axalta Coating Systems LLC, Senior Note, 144A, 3.375%, 2/15/29 United States 6,150,000 5,865,009
g
Braskem Idesa SAPI, Senior Secured Bond, 144A, 6.99%, 2/20/32 Mexico 7,000,000 7,175,000
g
Braskem Netherlands Finance BV, Senior Bond, 144A, 4.5%,
1/31/30 ........................................... Brazil 15,600,000 15,850,068
CF Industries, Inc., Senior Bond, 5.15%, 3/15/34 .............. United States 3,400,000 4,140,010
g
CNAC HK Finbridge Co. Ltd., Senior Note, Reg S, 4.875%, 3/14/25 China 7,800,000 8,506,620
g
Consolidated Energy Finance SA, Senior Note, 144A, 5.625%,
10/15/28 .......................................... Switzerland 6,700,000 6,675,545
g
CVR Partners LP / CVR Nitrogen Finance Corp., Senior Secured
Note, 144A, 6.125%, 6/15/28 ........................... United States 3,000,000 3,108,750
g
Diamond BC BV, Senior Note, 144A, 4.625%, 10/01/29 ......... United States 3,200,000 3,226,400
g
Element Solutions, Inc., Senior Note, 144A, 3.875%, 9/01/28 ..... United States 10,000,000 10,003,300
g
Gates Global LLC / Gates Corp., Senior Note, 144A, 6.25%, 1/15/26 United States 12,500,000 12,937,500
g
GPD Cos., Inc., Senior Secured Note, 144A, 10.125%, 4/01/26 ... United States 5,000,000 5,356,250
g
Ingevity Corp., Senior Note, 144A, 3.875%, 11/01/28 ........... United States 3,900,000 3,836,430
g
LSF11 A5 HoldCo LLC, Senior Note, 144A, 6.625%, 10/15/29 .... United States 5,600,000 5,612,376
Methanex Corp., Senior Note, 5.125%, 10/15/27 .............. Canada 5,000,000 5,281,250
g
SABIC Capital II BV, Senior Bond, 144A, 4.5%, 10/10/28 ........ Saudi Arabia 5,500,000 6,257,861
Sasol Financing USA LLC, Senior Bond, 6.5%, 9/27/28 ......... South Africa 8,900,000 9,867,875

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 4,200,000 $ 3,960,012
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 3,100,000 3,034,125
g
Syngenta Finance NV, Senior Note, 144A, 4.892%, 4/24/25 ...... Switzerland 8,000,000 8,668,231
g
Unifrax Escrow Issuer Corp. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 2,000,000 1,990,730
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 3,000,000 2,996,250
Westlake Chemical Corp., Senior Bond, 3.375%, 6/15/30 ....... United States 2,500,000 2,676,244
g
Yara International ASA, Senior Bond, 144A, 3.148%, 6/04/30 ..... Brazil 1,400,000 1,468,169
146,972,005
Commercial Services & Supplies 0.9%
g
Allied Universal Holdco LLC / Allied Universal Finance Corp., Senior
Note, 144A, 6%, 6/01/29 .............................. United States 10,100,000 9,954,964
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL, Senior Secured Note, 144A, 4.625%, 6/01/28 .. United States 4,100,000 4,068,020
g
APCOA Parking Holdings GmbH, Senior Secured Note, 144A,
4.625%, 1/15/27 ..................................... Germany 1,700,000 EUR 1,955,794
g
APX Group, Inc., Senior Note, 144A, 5.75%, 7/15/29 ........... United States 7,200,000 7,146,000
g
Prime Security Services Borrower LLC / Prime Finance, Inc., Senior
Secured Note, 144A, 3.375%, 8/31/27 .................... United States 13,000,000 12,468,885
35,593,663
Communications Equipment 0.3%
g
CommScope Technologies LLC, Senior Bond, 144A, 6%, 6/15/25 . United States 12,652,000 12,545,913
Construction & Engineering 0.1%
g
Arcosa , Inc., Senior Note, 144A, 4.375%, 4/15/29 ............. United States 2,600,000 2,657,044
g
Rutas 2 and 7 Finance Ltd., Senior Secured Bond, 144A, Zero Cpn .,
9/30/36 ........................................... United States 1,200,000 885,972
3,543,016
Construction Materials 0.2%
g
Cemex SAB de CV, Senior Bond, 144A, 3.875%, 7/11/31 ....... Mexico 7,000,000 7,034,650
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Senior
Bond, 3.4%, 10/29/33 ................................. Ireland 4,500,000 4,585,541
OneMain Finance Corp., Senior Note, 4%, 9/15/30 ............ United States 5,000,000 4,862,775
g
PRA Group, Inc., Senior Note, 144A, 5%, 10/01/29 ............ United States 2,600,000 2,572,544
12,020,860
Containers & Packaging 1.7%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc, Senior Note, 144A, 4%, 9/01/29 ....... United States 5,800,000 5,774,770
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., Senior
Note, 144A, 5.25%, 8/15/27 ............................ United States 3,700,000 3,695,375
Crown Americas LLC / Crown Americas Capital Corp. VI, Senior
Note, 4.75%, 2/01/26 ................................. United States 7,100,000 7,324,005
g
Mauser Packaging Solutions Holding Co., Senior Note, 144A, 7.25%,
4/15/25 ........................................... United States 15,000,000 14,545,950
g
Owens-Brockway Glass Container, Inc., Senior Note, 144A, 5.875%,
8/15/23 ........................................... United States 10,000,000 10,537,500
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc., Senior Secured Note, 144A, 4.375%, 10/15/28 .......... United States 6,100,000 6,023,750

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd., Senior Secured Note, 144A,
4%, 10/15/27 ....................................... United States 4,600,000 $ 4,506,850
g
Sealed Air Corp., Senior Bond, 144A, 5.125%, 12/01/24 ........ United States 9,000,000 9,708,750
WRKCo , Inc., Senior Bond, 3%, 6/15/33 .................... United States 3,600,000 3,740,909
65,857,859
Diversified Financial Services 0.6%
h
Cia Securitizadora de Creditos Financeiros Vert -Fintech, 12, Senior
Secured Note, FRN, 0%, (BZDIOVRA + 5.75%), 2/14/24 ...... Brazil 11,513,000 BRL 2,512,881
g
Jefferson Capital Holdings LLC, Senior Note, 144A, 6%, 8/15/26 .. United States 7,000,000 7,097,335
g
MPH Acquisition Holdings LLC, Senior Note, 144A, 5.75%, 11/01/28 United States 13,000,000 11,880,700
21,490,916
Diversified Telecommunication Services 1.4%
g
Altice France Holding SA, Senior Note, 144A, 6%, 2/15/28 ...... Luxembourg 9,100,000 8,660,242
g
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 ................ France 2,500,000 2,509,375
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,000,000 2,944,410
AT&T, Inc., Senior Bond, 3.65%, 9/15/59 .................... United States 4,000,000 4,065,711
CCO Holdings LLC / CCO Holdings Capital Corp. ,
g
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 2,000,000 2,038,260
Senior Bond, 4.5%, 5/01/32 ............................ United States 13,000,000 13,078,065
g
Iliad Holding SAS ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 2,800,000 2,888,676
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 5,400,000 5,573,016
g
Virgin Media Secured Finance plc, Senior Secured Bond, 144A,
4.5%, 8/15/30 ...................................... United Kingdom 10,600,000 10,600,106
52,357,861
Electric Utilities 1.8%
g
CGNPC International Ltd., Senior Bond, Reg S, 3.75%, 12/11/27 .. China 3,289,000 3,494,287
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 3,801,480
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,743,269
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 15,095,405
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,733,640
Southern Co. (The), Senior Bond, 4.4%, 7/01/46 .............. United States 5,000,000 5,966,885
g
State Grid Overseas Investment BVI Ltd., Senior Bond, 144A, 3.5%,
5/04/27 ........................................... China 15,800,000 17,138,344
Virginia Electric and Power Co., Senior Bond, 6.35%, 11/30/37 ... United States 820,000 1,175,489
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 11,000,000 10,903,750
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 6,000,000 6,425,392
67,477,941
Electrical Equipment 0.5%
g
Sensata Technologies BV, Senior Note, 144A, 4%, 4/15/29 ...... United States 9,600,000 9,762,336
g
Vertiv Group Corp., Senior Secured Note, 144A, 4.125%, 11/15/28 United States 8,500,000 8,468,125
18,230,461

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components 0.3%
CDW LLC / CDW Finance Corp., Senior Note, 3.25%, 2/15/29 .... United States 5,000,000 $ 5,076,300
Flex Ltd., Senior Bond, 4.875%, 5/12/30 .................... United States 7,100,000 8,146,001
13,222,301
Energy Equipment & Services 0.6%
g
Nabors Industries Ltd., Senior Note, 144A, 7.25%, 1/15/26 ...... United States 6,000,000 5,830,170
g
Schlumberger Holdings Corp., Senior Note, 144A, 3.9%, 5/17/28 .. United States 3,800,000 4,164,571
g
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 554,000 578,434
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 11,700,000 12,034,445
22,607,620
Entertainment 0.6%
g
Live Nation Entertainment, Inc., Senior Secured Note, 144A, 3.75%,
1/15/28 ........................................... United States 5,800,000 5,749,250
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 11,800,000 13,142,250
g
Senior Bond, 144A, 4.875%, 6/15/30 ..................... United States 2,000,000 2,352,540
21,244,040
Equity Real Estate Investment Trusts (REITs) 1.4%
g
American Finance Trust, Inc. / American Finance Operating Partner
LP, Senior Note, 144A, 4.5%, 9/30/28 ..................... United States 5,300,000 5,306,625
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,
Senior Note, 144A, 3.75%, 12/15/27 ...................... United States 7,700,000 7,616,370
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc., Senior Note, 144A, 3.875%, 2/15/29 .......... United States 3,300,000 3,498,891
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,200,000 4,331,250
Senior Bond, 3.5%, 3/15/31 ............................ United States 4,000,000 4,035,800
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer ,
Senior Secured Note, 144A, 5.875%, 10/01/28 ............. United States 6,700,000 7,009,875
Senior Secured Note, 144A, 4.875%, 5/15/29 .............. United States 1,700,000 1,723,400
SBA Communications Corp., Senior Note, 3.875%, 2/15/27 ...... United States 5,000,000 5,162,650
Simon Property Group LP, Senior Bond, 4.25%, 11/30/46 ....... United States 3,000,000 3,569,456
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 1,300,000 1,366,625
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 7,500,000 7,715,625
g
XHR LP, Senior Secured Note, 144A, 4.875%, 6/01/29 ......... United States 3,500,000 3,595,200
54,931,767
Food & Staples Retailing 0.2%
g
Cencosud SA, Senior Bond, 144A, 4.375%, 7/17/27 ........... Chile 6,900,000 7,343,325
Food Products 1.5%
B&G Foods, Inc., Senior Note, 5.25%, 9/15/27 ............... United States 7,000,000 7,187,510
g
Bimbo Bakeries USA, Inc., Senior Bond, 144A, 4%, 5/17/51 ..... Mexico 2,000,000 2,207,990
g
Chobani LLC / Chobani Finance Corp., Inc., Senior Secured Note,
144A, 4.625%, 11/15/28 ............................... United States 7,000,000 7,166,250
g
JBS Finance Luxembourg SARL, Senior Bond, 144A, 3.625%,
1/15/32 ........................................... United States 3,500,000 3,460,345
Kraft Heinz Foods Co., Senior Note, 3.875%, 5/15/27 .......... United States 11,500,000 12,475,809
g
Lamb Weston Holdings, Inc., Senior Note , 144A, 4.125%, 1/31/30 United States 11,800,000 11,825,960

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
g
Pilgrim's Pride Corp., Senior Bond, 144A, 3.5%, 3/01/32 ........ United States 7,500,000 $ 7,528,125
g
Post Holdings, Inc., Senior Bond, 144A, 4.5%, 9/15/31 ......... United States 7,000,000 6,868,505
58,720,494
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc., Senior Bond, 3.35%, 6/01/50 .... United States 2,800,000 2,935,183
Health Care Equipment & Supplies 0.3%
g
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 5,300,000 5,386,125
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 4,300,000 4,283,875
9,670,000
Health Care Providers & Services 1.8%
Anthem, Inc., Senior Bond, 3.7%, 9/15/49 ................... United States 1,400,000 1,574,317
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 3,146,250
Senior Note, 2.45%, 7/15/28 ........................... United States 2,300,000 2,295,073
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,484,000
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,438,577
Senior Note, 2.625%, 8/01/31 .......................... United States 5,300,000 5,220,420
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 8,000,000 8,242,120
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 3,700,000 3,876,490
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 3,600,000 3,793,500
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 1,270,000 1,438,470
Senior Bond, 1.75%, 8/21/30 ........................... United States 4,000,000 3,812,460
g
DaVita, Inc., Senior Note, 144A, 4.625%, 6/01/30 ............. United States 9,500,000 9,559,375
g
ModivCare Escrow Issuer, Inc., Senior Note, 144A, 5%, 10/01/29 . United States 4,400,000 4,481,048
Orlando Health Obligated Group, 3.777%, 10/01/28 ............ United States 3,870,000 4,225,249
Quest Diagnostics, Inc., Senior Bond, 2.8%, 6/30/31 ........... United States 2,100,000 2,175,632
g
Tenet Healthcare Corp., Senior Secured Note, 144A, 4.25%, 6/01/29 United States 11,500,000 11,655,595
69,418,576
Hotels, Restaurants & Leisure 3.3%
g
Boyd Gaming Corp., Senior Bond, 144A, 4.75%, 6/15/31 ........ United States 6,600,000 6,798,114
g
Caesars Entertainment, Inc., Senior Secured Note, 144A, 6.25%,
7/01/25 ........................................... United States 3,700,000 3,896,470
g
Carnival Corp., Senior Note, 144A, 5.75%, 3/01/27 ............ United States 6,000,000 6,112,500
g
Golden Nugget, Inc., Senior Note, 144A, 6.75%, 10/15/24 ....... United States 8,200,000 8,230,750
g
International Game Technology plc, Senior Secured Note, 144A,
5.25%, 1/15/29 ..................................... United States 10,000,000 10,525,000
Las Vegas Sands Corp., Senior Bond, 3.9%, 8/08/29 ........... United States 8,300,000 8,451,564
g
Melco Resorts Finance Ltd., Senior Note, 144A, 5.75%, 7/21/28 .. Hong Kong 5,900,000 5,885,250
MGM Resorts International, Senior Note, 4.75%, 10/15/28 ....... United States 10,000,000 10,407,087
g
Motion Bondco DAC, Senior Note, 144A, 6.625%, 11/15/27 ...... United Kingdom 2,000,000 2,008,530
g
NCL Corp. Ltd., Senior Note, 144A, 5.875%, 3/15/26 ........... United States 17,700,000 17,766,375
g
Papa John's International, Inc., Senior Note, 144A, 3.875%, 9/15/29 United States 3,200,000 3,132,000
g
Penn National Gaming, Inc., Senior Note, 144A, 4.125%, 7/01/29 . United States 6,000,000 5,857,500
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 3,900,000 3,982,875

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp., (continued)
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 4,300,000 $ 4,380,625
g
Royal Caribbean Cruises Ltd., Senior Note, 144A, 5.5%, 8/31/26 .. United States 14,200,000 14,484,000
g
Studio City Finance Ltd., Senior Note, 144A, 5%, 1/15/29 ....... Macau 11,700,000 10,610,087
g
Wynn Macau Ltd., Senior Note, 144A, 5.625%, 8/26/28 ......... Macau 4,600,000 4,302,518
126,831,245
Household Durables 0.8%
g
M/I Homes, Inc., Senior Note, 144A, 3.95%, 2/15/30 ........... United States 5,900,000 5,833,625
Mohawk Industries, Inc., Senior Bond, 3.625%, 5/15/30 ......... United States 14,300,000 15,483,630
g
Williams Scotsman International, Inc., Senior Secured Note, 144A,
4.625%, 8/15/28 ..................................... United States 7,500,000 7,762,500
29,079,755
Household Products 0.7%
g
Central Garden & Pet Co., Senior Bond, 144A, 4.125%, 4/30/31 .. United States 7,000,000 7,008,750
g
Energizer Holdings, Inc., Senior Note, 144A, 4.375%, 3/31/29 .... United States 13,500,000 12,953,250
g
Kimberly-Clark de Mexico SAB de CV, Senior Bond, 144A, 2.431%,
7/01/31 ........................................... Mexico 2,200,000 2,184,567
g
Spectrum Brands, Inc., Senior Bond, 144A, 3.875%, 3/15/31 ..... United States 4,800,000 4,710,504
26,857,071
Independent Power and Renewable Electricity Producers 1.6%
g
Atlantica Sustainable Infrastructure plc, Senior Note, 144A, 4.125%,
6/15/28 ........................................... Spain 3,400,000 3,468,000
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 4,220,149
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 4,000,000 3,985,000
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 6,500,000 6,313,125
g
Clearway Energy Operating LLC, Senior Note, 144A, 3.75%, 2/15/31 United States 7,800,000 7,731,945
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 8,006,325
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 2,919,473
g
InterGen NV, Senior Secured Bond, 144A, 7%, 6/30/23 ......... Netherlands 11,900,000 11,725,130
g
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 3,000,000 1,989,255
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 10,348,992
60,707,394
Insurance 0.3%
Arch Capital Group Ltd., Senior Bond, 3.635%, 6/30/50 ......... United States 10,000,000 11,048,447
Interactive Media & Services 0.4%
g
Tencent Holdings Ltd., Senior Bond, 144A, 2.39%, 6/03/30 ...... China 17,100,000 16,693,799
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd., Senior Bond, 4%, 12/06/37 ......... China 4,000,000 4,346,239
JD.com, Inc., Senior Bond, 3.375%, 1/14/30 ................. China 12,200,000 12,679,265
g
Match Group Holdings II LLC, Senior Note, 144A, 3.625%, 10/01/31 United States 5,700,000 5,540,343
22,565,847
IT Services 0.8%
g
Cablevision Lightpath LLC, Senior Secured Note, 144A, 3.875%,
9/15/27 ........................................... United States 9,200,000 8,969,540

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 7,000,000 $ 7,297,150
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 2,200,000 2,213,750
g
Presidio Holdings, Inc., Senior Secured Note, 144A, 4.875%, 2/01/27 United States 12,000,000 12,225,000
30,705,440
Machinery 0.4%
g
Manitowoc Co., Inc. (The), Secured Note, 144A, 9%, 4/01/26 .... United States 7,000,000 7,462,140
g
TK Elevator U.S. Newco , Inc., Senior Secured Note, 144A, 5.25%,
7/15/27 ........................................... Germany 9,000,000 9,171,450
16,633,590
Marine 0.3%
g
ICTSI Treasury BV, Senior Bond, Reg S, 4.625%, 1/16/23 ....... Philippines 12,000,000 12,535,980
Media 2.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital, Senior Secured Bond, 2.8%, 4/01/31 ....... United States 15,900,000 15,825,373
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,200,000 5,392,140
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 3,500,000 3,585,330
g
Clear Channel Worldwide Holdings, Inc., Senior Secured Note,
144A, 5.125%, 8/15/27 ................................ United States 3,200,000 3,286,400
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 4,500,000 1,350,000
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 4,300,000 2,438,122
g
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Senior
Secured Note, 144A, 5.875%, 8/15/27 .................... United States 2,300,000 2,387,170
Fox Corp., Senior Bond, 3.5%, 4/08/30 ..................... United States 1,400,000 1,521,418
g
Nexstar Media, Inc., Senior Note, 144A, 4.75%, 11/01/28 ........ United States 8,000,000 8,183,200
g
Outfront Media Capital LLC / Outfront Media Capital Corp., Senior
Note, 144A, 4.25%, 1/15/29 ............................ United States 11,000,000 10,793,750
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 3,900,000 3,736,337
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 7,600,000 7,248,918
g
Sirius XM Radio, Inc., Senior Note, 144A, 4%, 7/15/28 ......... United States 6,000,000 6,050,700
g
Univision Communications, Inc., Senior Secured Note, 144A,
5.125%, 2/15/25 ..................................... United States 16,000,000 16,260,000
88,058,858
Metals & Mining 1.1%
g
Constellium SE, Senior Note, 144A, 3.75%, 4/15/29 ........... United States 10,200,000 9,876,660
g
CSN Inova Ventures, Senior Note, 144A, 6.75%, 1/28/28 ........ Brazil 8,000,000 8,506,000
g
FMG Resources August 2006 Pty. Ltd., Senior Bond, 144A, 4.375%,
4/01/31 ........................................... Australia 13,300,000 13,482,875
g
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 2,150,610
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,700,000 1,697,875
g
SunCoke Energy, Inc., Senior Secured Note, 144A, 4.875%, 6/30/29 United States 6,100,000 6,061,875
41,775,895
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc., Senior Secured Note,
144A, 4.625%, 6/15/29 ................................ United States 1,400,000 1,349,250

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multiline Retail 0.0%
b,e,g
K2016470219 South Africa Ltd., Senior Secured Note, 144A, PIK,
3%, 12/31/22 ....................................... South Africa 10,594,042 $ —
b,e,g
K2016470260 South Africa Ltd., Senior Secured Note, 144A, PIK,
25%, 12/31/22 ...................................... South Africa 3,798,736 —
—
Multi-Utilities 0.2%
Dominion Energy, Inc., C, Senior Note, 3.375%, 4/01/30 ........ United States 7,800,000 8,393,795
Oil, Gas & Consumable Fuels 5.1%
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 1,106,000 1,245,633
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 2,600,000 2,882,750
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 5,600,000 6,043,744
Senior Note, 4.875%, 11/15/27 ......................... United States 5,000,000 5,431,350
Canadian Natural Resources Ltd., Senior Bond, 2.95%, 7/15/30 .. Canada 3,700,000 3,816,274
Cheniere Corpus Christi Holdings LLC, Senior Secured Note,
5.875%, 3/31/25 ..................................... United States 6,400,000 7,166,248
g
Cheniere Energy Partners LP, Senior Note, 144A, 4%, 3/01/31 ... United States 12,000,000 12,495,192
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp., Senior Note, 144A, 6%, 2/01/29 .................... United States 15,200,000 15,772,506
g
CrownRock LP / CrownRock Finance, Inc., Senior Note, 144A, 5%,
5/01/29 ........................................... United States 3,100,000 3,196,875
g
CVR Energy, Inc., Senior Note, 144A, 5.25%, 2/15/25 .......... United States 5,000,000 4,945,543
g
DT Midstream, Inc., Senior Bond, 144A, 4.375%, 6/15/31 ....... United States 4,600,000 4,666,378
Energy Transfer LP, Senior Bond, 4.05%, 3/15/25 ............. United States 1,300,000 1,393,954
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 10,900,000 11,295,125
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 1,700,000 1,804,826
e,g
EnQuest plc, Senior Note, 144A, Reg S, PIK, 7%, 10/15/23 ...... United Kingdom 11,037,421 10,628,975
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 6,500,000 6,681,112
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,000,000 2,032,500
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,608,495 3,707,909
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 16,387,122 17,072,432
MPLX LP, Senior Note, 2.65%, 8/15/30 ..................... United States 15,000,000 14,941,865
Occidental Petroleum Corp. ,
Senior Bond, 8.875%, 7/15/30 .......................... United States 6,800,000 9,222,500
Senior Bond, 6.125%, 1/01/31 .......................... United States 5,900,000 7,072,625
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,000,000 6,369,750
g
Rattler Midstream LP, Senior Note, 144A, 5.625%, 7/15/25 ...... United States 8,200,000 8,579,250
Sabine Pass Liquefaction LLC, Senior Secured Note, 4.5%, 5/15/30 United States 10,000,000 11,401,184
Sunoco LP / Sunoco Finance Corp., Senior Note, 4.5%, 5/15/29 .. United States 12,000,000 12,150,000
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 2,600,000 2,694,120
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 2,600,000 2,648,750
197,359,370
Paper & Forest Products 0.4%
g
Glatfelter Corp., Senior Note, 144A, 4.75%, 11/15/29 ........... United States 4,300,000 4,386,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products (continued)
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 7,100,000 $ 7,119,241
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 4,400,000 4,162,994
15,668,235
Personal Products 0.4%
g
Oriflame Investment Holding plc, Senior Secured Note, 144A,
5.125%, 5/04/26 ..................................... Switzerland 9,600,000 9,531,360
g
Prestige Brands, Inc., Senior Bond, 144A, 3.75%, 4/01/31 ....... United States 5,900,000 5,708,250
15,239,610
Pharmaceuticals 1.4%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 4,000,000 3,602,560
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 6,300,000 6,495,615
g
Bayer US Finance II LLC, Senior Bond, 144A, 4.375%, 12/15/28 .. Germany 11,700,000 13,179,717
g
Endo Dac / Endo Finance LLC / Endo Finco , Inc., Secured Note,
144A, 9.5%, 7/31/27 ................................. United States 6,580,000 6,541,079
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 7,300,000 7,538,564
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 10,100,000 10,251,500
Royalty Pharma plc, Senior Bond, 3.3%, 9/02/40 .............. United States 5,300,000 5,303,193
52,912,228
Real Estate Management & Development 1.0%
g
China Overseas Finance Cayman VI Ltd., Senior Bond, Reg S,
5.95%, 5/08/24 ..................................... China 7,500,000 8,230,443
g
Country Garden Holdings Co. Ltd., Senior Secured Note, Reg S,
7.25%, 4/08/26 ..................................... China 3,900,000 4,054,724
g
Five Point Operating Co. LP / Five Point Capital Corp., Senior Note,
144A, 7.875%, 11/15/25 ............................... United States 8,000,000 8,334,000
g
Forestar Group, Inc., Senior Note, 144A, 3.85%, 5/15/26 ........ United States 5,300,000 5,306,599
g
Howard Hughes Corp. (The), Senior Note, 144A, 5.375%, 8/01/28 . United States 10,000,000 10,500,000
g
Vivion Investments SARL, Senior Note, Reg S, 3%, 8/08/24 ..... Luxembourg 1,800,000 EUR 2,009,171
38,434,937
Road & Rail 0.8%
CSX Corp., Senior Bond, 4.1%, 3/15/44 .................... United States 1,600,000 1,873,251
g
First Student Bidco , Inc. / First Transit Parent, Inc., Senior Secured
Note, 144A, 4%, 7/31/29 .............................. United States 8,300,000 8,123,625
g
Kazakhstan Temir Zholy Finance BV, Senior Bond, 144A, 6.95%,
7/10/42 ........................................... Kazakhstan 14,900,000 20,218,108
30,214,984
Software 0.3%
Anagram, Inc., Secured Note, 10%, 8/15/26 ................. United States 656,442 677,069
g
Rocket Software, Inc., Senior Note, 144A, 6.5%, 2/15/29 ........ United States 10,000,000 9,566,750
10,243,819
Specialty Retail 1.0%
AutoNation, Inc., Senior Bond, 4.75%, 6/01/30 ............... United States 1,900,000 2,208,739
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 5,000,000 5,331,025

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
g
Lithia Motors, Inc., (continued)
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 6,100,000 $ 6,328,811
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 6,100,000 6,170,089
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 2,700,000 2,730,510
g
Park River Holdings, Inc., Senior Note, 144A, 6.75%, 8/01/29 .... United States 11,400,000 11,190,069
g
Party City Holdings, Inc., Senior Secured Note , 144A, 5.75%,
(6-month USD LIBOR + 5%), 7/15/25 ..................... United States 1,153,545 1,074,896
g
Victoria's Secret & Co., Senior Note, 144A, 4.625%, 7/15/29 ..... United States 4,100,000 4,123,165
39,157,304
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC, Senior Note, 2.5%, 8/01/30 .............. United States 2,100,000 2,111,134
Thrifts & Mortgage Finance 0.7%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp., Senior Note, 144A, 4.75%, 6/15/29 ................. United States 2,700,000 2,723,625
MGIC Investment Corp., Senior Note, 5.25%, 8/15/28 .......... United States 7,000,000 7,456,260
g
PennyMac Financial Services, Inc., Senior Note, 144A, 5.375%,
10/15/25 .......................................... United States 8,100,000 8,363,250
g
United Wholesale Mortgage LLC, Senior Note, 144A, 5.5%, 11/15/25 United States 9,500,000 9,465,990
28,009,125
Tobacco 0.4%
Altria Group, Inc., Senior Bond, 3.4%, 5/06/30 ................ United States 12,400,000 12,991,541
g
Imperial Brands Finance plc, Senior Bond, 144A, 3.875%, 7/26/29 . United Kingdom 2,200,000 2,350,432
15,341,973
Trading Companies & Distributors 0.7%
g
Ahern Rentals, Inc., Secured Note, 144A, 7.375%, 5/15/23 ...... United States 2,000,000 1,920,000
g
H&E Equipment Services, Inc., Senior Note, 144A, 3.875%, 12/15/28 United States 13,600,000 13,515,000
g
Herc Holdings, Inc., Senior Note, 144A, 5.5%, 7/15/27 .......... United States 5,300,000 5,531,875
g
WESCO Distribution, Inc., Senior Note, 144A, 7.25%, 6/15/28 .... United States 5,500,000 6,072,880
27,039,755
Wireless Telecommunication Services 0.7%
e,g
Digicel Group Holdings Ltd., Senior Note, 144A, PIK, 8%, 4/01/25 . Bermuda 142,062 136,826
Hughes Satellite Systems Corp., Senior Note, 6.625%, 8/01/26 ... United States 8,000,000 9,079,600
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 4,800,000 4,716,416
Senior Secured Note, 3.875%, 4/15/30 ................... United States 13,400,000 14,661,351
28,594,193
Total Corporate Bonds (Cost $1,946,318,838) ...................................
1,959,464,513
a
h,i
Senior Floating Rate Interests 1.6%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 5,125,057 5,014,817
2020 Term Loan, B2, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 2,755,407 2,696,139
7,710,956
a a a a a a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Airlines 0.3%
j
Air Canada, Term Loan, 4.25%, (3-month USD LIBOR + 3.5%),
8/11/28 ........................................... Canada 9,800,000 $ 9,916,375
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 2,689,785 2,651,334
12,567,709
a a a a a a
Diversified Consumer Services 0.2%
KUEHG Corp., Term Loan, B3, 4.75%, (3-month USD LIBOR +
3.75%), 2/21/25 ..................................... United States 7,081,769 7,029,116
Entertainment 0.2%
Diamond Sports Group LLC, Term Loan, 3.34%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 2,940,000 1,565,550
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan, B1, 2.84%, (1-month USD
LIBOR + 2.75%), 5/18/25 .............................. United States 7,204,357 7,082,279
8,647,829
a a a a a a
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.5%),
12/16/24 .......................................... United States 7,932,310 7,845,570
Motion Acquisition Ltd. ,
Term Loan, B1, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 3,404,848 3,324,239
Term Loan, B2, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 485,402 473,910
11,643,719
a a a a a a
Media 0.2%
Cengage Learning, Inc., First Lien, Term Loan, B, 5.75%, (3-month
USD LIBOR + 4.75%), 7/14/26 .......................... United States 7,089,812 7,135,222
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.629%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 1,396,438 1,376,211
8,511,433
a a a a a a
Personal Products 0.2%
Coty, Inc., USD Term Loan, B, 2.337%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 6,588,602 6,506,244
Software 0.0%
b,c,k
WorkCapital BSD SARL, Term Loan, 6.5%, (1-month USD LIBOR),
11/02/22 .......................................... Luxembourg 20,000,000 —
Total Senior Floating Rate Interests (Cost $82,191,697) ..........................
62,617,006
l
Marketplace Loans 0.8%
Diversified Financial Services 0.8%
b
Freedom Financial Asset Management LLC, 5.99% - 25.49%,
8/03/23 - 12/07/26 ................................... United States 10,151,138 10,327,407
b
LendingClub Corp. - LCX PM, 6.74% - 23.99%, 9/04/23 - 2/01/26 . United States 2,781,672 2,631,332
b
LendingClub Corp. - LCX, 5% - 25.65%, 5/31/22 - 3/13/25 ....... United States 2,015,272 1,834,362
b
Prosper Funding LLC, 8.7% - 25.75%, 11/12/23 - 10/12/26 ...... United States 3,312,788 176,041
b
Prosper Funding LLC, 9.62% - 29.08%, 7/23/24 - 10/28/26 ...... United States 3,491,016 3,466,202
b
Square Loans, Zero Cpn ., 3/29/23 - 4/26/23 ................. United States 8,217,582 7,582,786
b
Upgrade, Inc., 15.86% - 30.51%, 11/05/22 - 1/22/25 ........... United States 885,467 810,494

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a a
l
Marketplace Loans
(continued)
Diversified Financial Services (continued)
b
Upstart Network, Inc., 5.92% - 32.85%, 9/14/24 - 9/14/28 ....... United States 5,012,373 $ 5,007,290
31,835,914
a a a a a a
Total Marketplace Loans (Cost $32,299,784) ....................................
31,835,914
m
Loan Participations and Assignments 0.4%
g
Russian Railways Via RZD Capital plc, Senior Bond, Reg S, 5.7%,
4/05/22 ........................................... Russia 14,600,000 14,907,038
Total Loan Participations and Assignments (Cost $14,738,558) ...................
14,907,038
Foreign Government and Agency Securities 14.6%
g
African Export-Import Bank (The), Senior Bond, 144A, 3.994%,
9/21/29 ........................................... Supranational
n
19,100,000 19,959,500
g
Angola Government Bond, Senior Bond, 144A, 8.25%, 5/09/28 ... Angola 26,800,000 27,001,536
g
Banque Centrale de Tunisie , Senior Note, Reg S, 5.625%, 2/17/24 Tunisia 24,800,000 EUR 23,509,248
g
Banque Ouest Africaine de Developpement , Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
n
11,500,000 12,780,157
g
Belarus Government Bond ,
Senior Bond, 144A, 7.625%, 6/29/27 ..................... Belarus 11,400,000 11,124,120
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 12,300,000 10,715,452
Brazil Notas do Tesouro Nacional ,
o
Index Linked, 6%, 5/15/23 ............................. Brazil 35,171,841 BRL 6,312,128
Senior Bond, 3.875%, 6/12/30 .......................... Brazil 9,300,000 8,742,372
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 14,532,280
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 17,041,514
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 2,800,000 2,963,324
Senior Bond, 5%, 6/15/45 ............................. Colombia 20,700,000 20,462,571
g
Comision Federal de Electricidad , Senior Bond, 144A, 3.348%,
2/09/31 ........................................... Mexico 9,500,000 9,167,785
g
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.85%, 1/27/45 ...................... Dominican
Republic 6,800,000 7,599,068
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 838,300,000 DOP 15,814,738
Ecopetrol SA ,
Senior Bond, 4.125%, 1/16/25 .......................... Colombia 3,800,000 3,936,135
j
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 4,400,000 4,373,138
g
Egypt Government Bond, Senior Bond, 144A, 7.625%, 5/29/32 ... Egypt 6,000,000 5,818,446
f,g
Electricite de France SA ,
Junior Sub. Bond, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual .......................................... France 25,000,000 25,918,750
Junior Sub. Bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual .......................................... France 5,000,000 5,320,000
g
Export-Import Bank of India, Senior Bond, 144A, 3.875%, 2/01/28 . India 16,000,000 17,169,107
g
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 6,043,918 6,432,119

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
g
Gabon Government Bond, (continued)
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 15,150,000 $ 15,154,696
g
Indonesia Asahan Aluminium Persero PT, Senior Bond, 144A,
5.45%, 5/15/30 ..................................... Indonesia 13,800,000 15,792,444
Indonesia Government Bond ,
g
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 8,100,000 9,073,893
g
Senior Bond, 144A, 3.85%, 7/18/27 ...................... Indonesia 22,000,000 24,194,052
g
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 7,000,000 8,002,550
FR39, 11.75%, 8/15/23 ............................... Indonesia 29,150,000,000 IDR 2,330,477
FR44, 10%, 9/15/24 .................................. Indonesia 8,340,000,000 IDR 673,393
FR56, 8.375%, 9/15/26 ............................... Indonesia 215,988,000,000 IDR 17,280,565
g
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 22,262,500 21,708,720
g
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 9,200,000 10,281,000
g
Kazakhstan Government Bond, Senior Bond, 144A, 4.875%,
10/14/44 .......................................... Kazakhstan 14,600,000 17,923,763
Mexico Government Bond ,
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 4,000,000 4,338,900
Senior Bond, 4.75%, 4/27/32 ........................... Mexico 6,400,000 7,192,640
Peru Government Bond, Senior Bond, 6.55%, 3/14/37 .......... Peru 8,600,000 11,738,871
Petroleos Mexicanos , Senior Bond, 6.625%, 6/15/35 ........... Mexico 6,500,000 6,308,803
g
Romania Government Bond, Senior Bond, 144A, 6.125%, 1/22/44 . Romania 4,700,000 6,137,392
g
Russia Government Bond ,
Senior Bond, 144A, 5.625%, 4/04/42 ..................... Russia 5,800,000 7,543,654
Senior Bond, Reg S, 4.75%, 5/27/26 ..................... Russia 12,000,000 13,477,500
South Africa Government Bond ,
Senior Bond, 4.85%, 9/30/29 ........................... South Africa 6,000,000 6,164,340
p
Senior Bond, 5.875%, 6/22/30 .......................... South Africa 6,500,000 7,149,935
Turkey Government Bond ,
Senior Bond, 4.875%, 10/09/26 ......................... Turkey 8,000,000 7,606,256
Senior Bond, 5.95%, 1/15/31 ........................... Turkey 15,500,000 14,531,079
g
Ukraine Government Bond ,
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 6,000,000 6,187,320
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 4,355,000 4,648,035
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 4,355,000 4,705,647
VRI, GDP Linked Security, Senior Bond, 144A, 5/31/40 ....... Ukraine 9,990,000 10,552,237
o
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 986,674,755 UYU 24,762,238
Total Foreign Government and Agency Securities (Cost $571,882,314) ............
562,153,888
U.S. Government and Agency Securities 2.1%
U.S. Treasury Bonds ,
7.125%, 2/15/23 ..................................... United States 3,000,000 3,263,906
6.25%, 8/15/23 ..................................... United States 4,000,000 4,416,250

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
6.875%, 8/15/25 ..................................... United States 1,000,000 $ 1,221,367
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 30,000,000 30,034,099
1.125%, 2/28/27 ..................................... United States 40,000,000 39,766,407
Total U.S. Government and Agency Securities (Cost $78,344,394) .................
78,702,029
Asset-Backed Securities 7.0%
Airlines 0.0%
†
United Airlines Pass-Through Trust, 2020-1, B, 4.875%, 7/15/27 .. United States 1,077,600 1,140,405
Consumer Finance 0.5%
q
Citibank Credit Card Issuance Trust, 2017-A7, A7, FRN, 0.457%,
(1-month USD LIBOR + 0.37%), 8/08/24 .................. United States 20,069,000 20,122,215
Diversified Financial Services 6.5%
g,q
AMMC CLO XI Ltd., 2012-11A, CR2, 144A, FRN, 2.028%, (3-month
USD LIBOR + 1.9%), 4/30/31 ........................... United States 1,000,000 996,934
g,q
Antares CLO Ltd., 2018-1A, B, 144A, FRN, 1.781%, (3-month USD
LIBOR + 1.65%), 4/20/31 .............................. United States 17,500,000 17,480,928
g,q
BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 2.282%,
(3-month USD LIBOR + 2.15%), 10/20/30 ................. United States 6,300,000 6,285,899
g,q
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.581%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 6,710,000 6,721,580
2012-2A, CR2, 144A, FRN, 2.131%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 2,730,000 2,738,118
2014-2A, CR2, 144A, FRN, 2.332%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 3,800,000 3,809,139
2016-3A, CR, 144A, FRN, 2.325%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 300,000 299,279
2018-1A, D, 144A, FRN, 3.179%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 5,000,000 4,795,473
g,q
BlueMountain Fuji EUR CLO V DAC, 5A, B, 144A, FRN, 1.55%,
(3-month EURIBOR + 1.55%), 1/15/33 .................... Ireland 6,200,000 EUR 7,174,935
g,q
BlueMountain Fuji US CLO III Ltd., 2017-3A, C, 144A, FRN, 1.824%,
(3-month USD LIBOR + 1.7%), 1/15/30 ................... United States 1,250,000 1,239,825
g,q
Burnham Park CLO Ltd., 2016-1A, BR, 144A, FRN, 1.631%,
(3-month USD LIBOR + 1.5%), 10/20/29 .................. United States 3,500,000 3,490,744
g,q
Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 2.224%,
(3-month USD LIBOR + 2.1%), 10/15/31 .................. United States 9,730,950 9,743,741
g,q
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 1.824%, (3-month USD LIBOR + 1.7%),
10/15/30 .......................................... United States 300,000 294,370
2014-2RA, B, 144A, FRN, 1.95%, (3-month USD LIBOR +
1.825%), 5/15/31 .................................... United States 580,000 578,946
2014-4RA, C, 144A, FRN, 3.024%, (3-month USD LIBOR + 2.9%),
7/15/30 ........................................... United States 3,000,000 2,866,322
g,q
Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN,
2.324%, (3-month USD LIBOR + 2.2%), 10/15/31 ............ United States 12,000,000 11,925,210
g,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.77%, 9/16/41 .................. United States 34,810 33,700
2018-29, PT, 144A, FRN, 26%, 12/15/43 .................. United States 620,937 617,849
2019-26, PT, 144A, FRN, 19.146%, 8/15/44 ................ United States 2,371,014 2,365,419

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,r
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-31, PT, 144A, FRN, 17.761%, 9/15/44 ................ United States 2,201,994 $ 2,179,580
2019-37, PT, 144A, FRN, 19.281%, 10/17/44 ............... United States 2,211,650 2,181,305
2019-42, PT, 144A, FRN, 17.966%, 11/15/44 ............... United States 2,545,717 2,537,890
2019-51, PT, 144A, FRN, 16.243%, 1/15/45 ................ United States 2,801,090 2,794,245
2019-52, PT, 144A, FRN, 16.466%, 1/15/45 ................ United States 2,819,273 2,833,664
2019-S1, PT, 144A, FRN, 15.633%, 4/15/44 ................ United States 1,268,235 1,243,369
2019-S2, PT, 144A, FRN, 14.1%, 5/16/44 .................. United States 943,502 932,713
2019-S3, PT, 144A, FRN, 14.113%, 6/15/44 ................ United States 1,444,283 1,434,438
2019-S4, PT, 144A, FRN, 11.884%, 8/15/44 ................ United States 1,769,634 1,767,348
2019-S5, PT, 144A, FRN, 12.928%, 9/15/44 ................ United States 1,797,798 1,793,638
2019-S6, PT, 144A, FRN, 11.237%, 10/17/44 ............... United States 1,732,556 1,698,877
2019-S7, PT, 144A, FRN, 11.038%, 12/15/44 ............... United States 1,505,517 1,485,386
2019-S8, PT, 144A, FRN, 10.143%, 1/15/45 ................ United States 2,005,084 1,971,746
2020-2, PT, 144A, FRN, 15.906%, 3/15/45 ................. United States 2,759,585 2,762,515
2020-7, PT, 144A, FRN, 15.76%, 4/17/45 .................. United States 1,627,020 1,608,397
g,q
Dryden 38 Senior Loan Fund, 2015-38A, CR, 144A, FRN, 2.124%,
(3-month USD LIBOR + 2%), 7/15/30 ..................... United States 7,186,000 7,204,850
g,q
Dryden 55 CLO Ltd., 2018-55A, D, 144A, FRN, 2.974%, (3-month
USD LIBOR + 2.85%), 4/15/31 .......................... United States 3,000,000 2,966,545
g,q
Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 2.074%, (3-month
USD LIBOR + 1.95%), 7/15/31 .......................... United States 3,070,000 3,062,670
g,q
Galaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 1.925%, (3-month
USD LIBOR + 1.8%), 5/16/31 ........................... United States 3,600,000 3,598,367
g
Home Partners of America Trust, 2021-2, B, 144A, 2.302%, 12/17/26 United States 12,370,000 12,369,879
g,q
HPS Loan Management Ltd., 13A-18, C, 144A, FRN, 2.274%,
(3-month USD LIBOR + 2.15%), 10/15/30 ................. United States 4,950,000 4,954,213
g,q
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.724%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 4,590,000 4,595,065
17A, CRR, 144A, FRN, 2.224%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 4,240,000 4,230,463
g,q
LCM XVIII LP, 18A, DR, 144A, FRN, 2.932%, (3-month USD LIBOR
+ 2.8%), 4/20/31 .................................... United States 6,860,000 6,657,129
g,q
Madison Park Euro Funding VIII DAC, 8A, BRN, 144A, FRN, 1.7%,
(3-month EURIBOR + 1.7%), 4/15/32 ..................... Ireland 4,100,000 EUR 4,749,319
g,r
Mill City Mortgage Loan Trust, 2018-4, A1B, 144A, FRN, 3.5%,
4/25/66 ........................................... United States 11,016,006 11,321,878
g,q
Neuberger Berman CLO XXII Ltd., 2016-22A, CR, 144A, FRN,
2.322%, (3-month USD LIBOR + 2.2%), 10/17/30 ............ United States 2,129,630 2,135,432
g,q
Octagon Investment Partners 28 Ltd., 2016-1A, BR, 144A, FRN,
1.924%, (3-month USD LIBOR + 1.8%), 10/24/30 ............ United States 3,914,730 3,924,722
g,q
Octagon Investment Partners 36 Ltd., 2018-1A, A1, 144A, FRN,
1.094%, (3-month USD LIBOR + 0.97%), 4/15/31 ............ United States 7,475,000 7,473,869
g,q
Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN,
2.974%, (3-month USD LIBOR + 2.85%), 7/25/30 ............ United States 4,000,000 3,971,839
g,q
Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN,
3.081%, (3-month USD LIBOR + 2.95%), 7/20/30 ............ United States 5,000,000 4,937,500
g,r
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 1,692,638 1,708,709
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 1,877,457 1,846,375
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 548,067 550,925
g,q
Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 2.324%, (3-month USD
LIBOR + 2.2%), 1/15/31 ............................... United States 14,100,000 14,080,679

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,r
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 13.317%, 6/15/25 ................ United States 788,105 $ 742,177
2019-PT2, A, 144A, FRN, 14.028%, 2/15/26 ................ United States 1,505,485 1,527,102
g,q
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 1.524%, (3-month USD LIBOR +
1.4%), 4/25/31 ...................................... United States 2,200,000 2,191,837
2013-2A, BR, 144A, FRN, 1.974%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 5,770,000 5,704,375
2014-1A, CR2, 144A, FRN, 2.922%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 8,000,000 7,790,898
2015-2A, BR, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 9,290,000 9,306,320
2016-1A, BR, 144A, FRN, 1.932%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 590,000 587,787
246,874,446
a a a a a a
Total Asset-Backed Securities (Cost $266,705,253) ..............................
268,137,066
Commercial Mortgage-Backed Securities 0.2%
Diversified Financial Services 0.2%
g,q
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 0.79%, (1-month USD LIBOR + 0.7%),
9/15/36 ........................................... United States 2,480,000 2,484,028
2021-VOLT, B, 144A, FRN, 1.04%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 3,890,000 3,899,837
r
Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 6.012%, 7/10/38 United States 2,336,688 1,966,705
8,350,570
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $8,621,544) .................
8,350,570
Mortgage-Backed Securities 0.8%
s
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 9,855 9,821
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 15 Year, 5%, 7/01/22 ................... United States 3,858 3,995
FHLMC Gold Pools, 20 Year, 5%, 5/01/27 - 5/01/30 ............ United States 183,071 202,514
FHLMC Gold Pools, 30 Year, 4.5%, 10/01/40 ................. United States 67,532 74,793
FHLMC Gold Pools, 30 Year, 5%, 3/01/34 - 2/01/38 ............ United States 411,761 464,999
FHLMC Gold Pools, 30 Year, 5.5%, 6/01/33 - 6/01/36 .......... United States 510,847 585,854
FHLMC Gold Pools, 30 Year, 6%, 6/01/33 - 6/01/37 ............ United States 191,791 218,621
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/25 - 6/01/36 ......... United States 57,652 66,073
FHLMC Gold Pools, 30 Year, 7%, 4/01/28 - 8/01/32 ............ United States 10,661 11,133
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 1/01/31 .......... United States 3,012 3,513
FHLMC Gold Pools, 30 Year, 8%, 11/01/25 - 1/01/26 ........... United States 46 46
FHLMC Gold Pools, 30 Year, 9%, 12/01/24 .................. United States 27 29
1,631,570
s
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.289%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 76,973 78,597
Federal National Mortgage Association (FNMA) Fixed Rate 0.7%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 116,459 121,588
FNMA, 15 Year, 5.5%, 4/01/22 ........................... United States 476 478
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 34,309 37,074

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 222,441 $ 246,132
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 21,990,524 23,082,509
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 172,295 191,097
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 414,189 473,319
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 643,762 739,222
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 1,081,243 1,237,052
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 191,801 220,090
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 3,333 3,867
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 1,257 1,370
26,353,798
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 17 18
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 68,911 79,034
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 234,406 267,402
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 11,250 12,923
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 4,008 4,480
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 4,484 4,504
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 413 424
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 2,197 2,268
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 28 28
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 91 92
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 253 253
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 112,476 127,008
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 59,220 69,729
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 61,644 72,268
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 35,095 39,931
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 13,075 14,740
695,102
Total Mortgage-Backed Securities (Cost $27,601,931) ............................
28,768,888
Municipal Bonds 0.9%
California 0.1%
San Bernardino Community College District, GO, 2019 A-1, 3.271%,
8/01/39 ........................................... United States 2,160,000 2,279,050
Illinois 0.2%
State of Illinois, GO, 2003, 5.1%, 6/01/33 ................... United States 6,960,000 8,121,819
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 3,535,000 4,042,649
New York 0.2%
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 5,340,000 5,952,038
New York State Dormitory Authority, State University of New York,
Revenue, 2019 B, Refunding, 3.142%, 7/01/43 .............. United States 3,145,000 3,294,907
9,246,945
Ohio 0.1%
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019 G, Refunding, 3.276%, 1/01/42 ............. United States 1,975,000 2,134,709
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 5,500,000 5,791,596

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Texas 0.1%
Texas State University System, Revenue, 2019 B, Refunding,
3.289%, 3/15/40 ..................................... United States 1,965,000 $ 2,045,748
Total Municipal Bonds (Cost $30,511,929) ......................................
33,662,516
Residential Mortgage-Backed Securities 8.3%
Diversified Financial Services 1.7%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 3,241,852 3,306,893
r
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 5,651,316 5,847,111
g,r
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 2,242,802 2,271,096
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 3,574,612 3,646,495
g,r
J.P. Morgan Mortgage Trust, 2021-13, A4, 144A, FRN, 2.5%, 4/25/52 United States 16,310,000 16,547,005
g,r
OBX Trust, 2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ........... United States 3,282,605 3,336,217
g,r
Provident Funding Associates LLP, 2021-J1, A3, 144A, FRN, 2.5%,
2/20/49 ........................................... United States 9,864,699 10,025,808
g,r
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 2,190,908 2,204,043
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 209,316 209,485
g,r
PSMC Trust, 2021-3, A3, 144A, FRN, 2.5%, 8/25/51 ........... United States 18,970,397 19,305,119
66,699,272
a a a a a a
Thrifts & Mortgage Finance 6.6%
q
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 6,498,814 6,705,681
2014-DN2, M3, FRN, 3.689%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 12,237,486 12,478,390
2014-DN3, M3, FRN, 4.089%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 343,428 352,050
2014-DN4, M3, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 3,751,848 3,867,149
2014-HQ1, M3, FRN, 4.189%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 343,094 346,616
2014-HQ3, M3, FRN, 4.839%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 431,733 434,212
2015-DNA1, M3, FRN, 3.389%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 1,098,215 1,118,583
2015-DNA3, M3, FRN, 4.789%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 12,227,984 12,672,203
2016-DNA2, M3, FRN, 4.739%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 10,739,784 11,149,358
2017-DNA2, M2, FRN, 3.539%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 5,868,312 6,063,666
2017-DNA3, M2, FRN, 2.589%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 26,312,269 26,903,143
2017-HQA2, M2, FRN, 2.739%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 2,595,136 2,653,358
q
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.339%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 5,922,528 6,166,900
2014-C01, M2, FRN, 4.489%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 7,453,995 7,699,099

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
q
FNMA Connecticut Avenue Securities, (continued)
2014-C02, 1M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 6,770,732 $ 6,859,189
2014-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 14,367,031 14,620,698
2014-C03, 2M2, FRN, 2.989%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 1,317,550 1,342,597
2015-C01, 1M2, FRN, 4.389%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 2,719,721 2,779,245
2015-C02, 1M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 8,572,372 8,755,138
2015-C02, 2M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 968,019 972,036
2015-C03, 1M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 9,959,594 10,263,047
2015-C03, 2M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 1,342,013 1,353,124
2016-C01, 1M2, FRN, 6.839%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 2,100,547 2,220,439
2016-C02, 1M2, FRN, 6.089%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 18,553,078 19,426,095
2016-C03, 1M2, FRN, 5.389%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 10,424,506 10,957,459
2016-C04, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 6,271,664 6,497,300
2016-C05, 2M2, FRN, 4.539%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 3,486,645 3,632,579
2016-C06, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 1,595,848 1,659,511
2016-C07, 2M2, FRN, 4.439%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 2,449,646 2,556,775
2017-C01, 1M2, FRN, 3.639%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 15,461,352 15,970,466
2017-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 21,921,611 22,605,018
2017-C04, 2M2, FRN, 2.939%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 5,933,583 6,092,501
2017-C05, 1M2, FRN, 2.289%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 14,852,450 15,132,179
252,305,804
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $330,383,399) ................
319,005,076
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 620,001 ZAR —
Mesquite Energy, Inc., Escrow Account ..................... United States 6,000,000 195,000
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 8,736,450 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 8,736,450 —
Total Escrows and Litigation Trusts (Cost $5,707,489) ...........................
195,000
Total Long Term Investments (Cost $3,795,643,682) .............................
3,699,269,539
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Fixed 1.08%, Pay Floating 3-month USD LIBOR,
Counterparty DBAB, Expires 3/28/22 ..................... 1 117,000,000 $ 478,908
Puts - Over-the-Counter
Currency Options
Foreign Exchange EUR/RUB, Counterparty MSCO, October Strike
Price 82.83 RUB, Expires 10/27/22 ...................... 1 20,000,000 EUR 312,605
Total Options Purchased (Cost $978,284) ......................................
791,513
Short Term Investments 3.6%
a a
Country Shares
a
Value
a
Money Market Funds 1.3%
d,t
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 50,142,051 50,142,051
Total Money Market Funds (Cost $50,142,051) ..................................
50,142,051
Principal
Amount
*
a a a a a
Repurchase Agreements 2.2%
u
Joint Repurchase Agreement, 0.02%, 11/01/21 (Maturity Value
$85,743,359)
BNP Paribas Securities Corp. (Maturity Value $56,568,323)
Deutsche Bank Securities, Inc. (Maturity Value $10,318,356)
HSBC Securities (USA) Inc. (Maturity Value $18,856,680)
Collateralized by U.S. Government Agency Securities, 4% - 5%,
10/20/40 - 2/20/49; U.S. Treasury Bill, Discount Note, 4/28/22; and
U.S. Treasury Note, 2.5%, 1/31/24 (valued at $87,523,571) .... 85,743,216 85,743,216
Total Repurchase Agreements (Cost $85,743,216) ...............................
85,743,216
v
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Country Shares
Money Market Funds 0.1%
d,t
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,760,000 2,760,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
u
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 11/01/21
(Maturity Value $690,027)
Collateralized by U.S. Treasury Bond, 6.25%, 8/15/23; U.S.
Treasury Bond, Strip, 11/15/22; U.S. Treasury Notes, 0.125%
- 2.625%, 9/30/22 - 5/31/26; and U.S. Treasury Bills, Discount
Notes, 2/24/22 - 9/08/22 (valued at $703,825) .............. 690,024 $ 690,024
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,450,024) ............................................................
3,450,024
Total Short Term Investments (Cost $139,335,291 ) ...............................
139,335,291
a
Total Investments (Cost $3,935,957,257) 100.0% ................................
$3,839,396,343
Options Written (0.0)%
†
......................................................
(904,035)
Other Assets, less Liabilities (0.0)%
†
...........................................
(93,842)
Net Assets 100.0% ...........................................................
$3,838,398,466
Number of
Contracts
Notional
Amount
#
w
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.48%,
Counterparty DBAB, Expires 3/28/22 ..................... 1 (117,000,000) (904,035)
(904,035)
Total Options Written (Premiums received $616,590) ............................
$ (904,035)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $2,102,903,158, representing 54.8% of net assets.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(j) regarding senior floating rate interests.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
k
See Note 7 regarding credit risk and defaulted securities.
l
See Note 1(h) regarding Marketplace Lending.
m
See Note 1(g) regarding loan participations and assignments.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
Principal amount of security is adjusted for inflation. See Note 1(l).
p
A portion or all of the security is on loan at October 31, 2021. See Note 1(e).
q
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
At October 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(f) .
At October 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(f) .
s
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
t
The rate shown is the annualized seven-day effective yield at period end.
u
See Note 1(c) regarding joint repurchase agreement.
v
See Note 1(e) regarding securities on loan.
w
See Note 1(f) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 777 $ 101,556,328 12/21/21 $ 1,379,337
U.S. Treasury 10 Year Ultra Notes ................ Short 162 23,495,062 12/21/21 381,385
U.S. Treasury 2 Year Notes ..................... Long 624 136,812,000 12/31/21 (590,636)
U.S. Treasury 5 Year Notes ..................... Short 1,896 230,838,000 12/31/21 82,770
U.S. Treasury Long Bonds ..................... Short 174 27,986,812 12/21/21 292,170
Total Futures Contracts ...................................................................... $1,545,026
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 74,547,215 13,672,097 11/08/21 $ — $ (474,130)
Brazilian Real ...... JPHQ Sell 123,273,007 22,501,519 11/08/21 677,054 —
Canadian Dollar .... JPHQ Buy 15,500,000 12,532,544 11/08/21 — (10,985)
Canadian Dollar .... JPHQ Sell 15,500,000 12,456,257 11/08/21 — (65,302)
Chinese Yuan ...... JPHQ Buy 64,000,000 9,811,095 11/15/21 166,752 —
Chinese Yuan ...... JPHQ Sell 64,000,000 9,820,168 11/15/21 — (157,679)
Mexican Peso ...... JPHQ Buy 144,000,000 7,185,658 11/22/21 — (212,793)
Turkish Lira ........ JPHQ Buy 59,000,000 6,789,413 12/06/21 — (752,396)
Euro ............. JPHQ Sell 37,546,300 43,544,316 1/18/22 56,411 (642)
Indonesian Rupiah .. JPHQ Sell 70,300,000,000 4,943,741 1/18/22 43,831 —
South Korean Won .. JPHQ Buy 10,300,000,000 8,687,658 1/27/22 65,056 —
Australian Dollar .... JPHQ Buy 11,000,000 7,970,877 1/31/22 305,853 —
Total Forward Exchange Contracts ................................................... $1,314,957 $(1,673,927)
Net unrealized appreciation (depreciation) ............................................ $(358,970)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
At October 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(f) .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
iTraxx Europe
Crossover 36 . 5.00% Quarterly 12/20/26 10,000,000 EUR $ 1,358,563 $ 1,310,261 $ 48,302
Total Centrally Cleared Swap Contracts ..................................... $1,358,563 $1,310,261 $48,302
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 970,000 EUR 53,615 18,082 35,533 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 2,310,000 EUR 127,682 37,616 90,066 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 6,680,000 EUR 387,596 6,614 380,982 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 8,100,000 53,742 (72,921) 126,663 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 2,000,000 25,696 (11,894) 37,590 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/26 11,820,000 (1,593,607) (1,507,557) (86,050) B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 9,250,000 38,559 24,917 13,642 BBB
Nordstrom, Inc. . 1.00% Quarterly JPHQ 12/20/26 9,400,000 (736,895) (824,238) 87,343 BB+
United Airlines
Holdings, Inc. . 5.00% Quarterly JPHQ 12/20/26 7,725,000 279,650 242,608 37,042 B
Traded Index
BNP Paribas
Haverhill Index,
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 3,150,000 EUR 32,335 — 32,335
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 9,500,000 (1,780,099) (1,489,382) (290,717)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 7,800,000 (2,857,247) (2,537,925) (319,322)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 10,600,000 120,508 — 120,508
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 7,900,000 80,695 — 80,695
Non-
Investment
Grade

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 8,500,000 $ 56,878 $ — $ 56,878
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 23,060,000 244,752 99,639 145,113
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 9,000,000 30,701 — 30,701
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 9,000,000 27,947 — 27,947
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(5,407,492) $(6,014,441) $606,949
Total Credit Default Swap Contracts .................................... $(4,048,929) $ (4,704,180) $655,251
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
See Note 10 regarding other derivative information.
See Abbreviations on page 63.

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
October 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,455,379,653
Cost - Controlled affiliates (Note 3f ) ............................................................ 341,242,313
Cost - Non-controlled affiliates (Note 3f ) ........................................................ 52,902,051
Cost - Unaffiliated repurchase agreements ...................................................... 86,433,240
Value - Unaffiliated issuers (Includes securities loaned of $3,365,837) ................................. $3,417,207,247
Value - Controlled affiliates (Note 3f ) ........................................................... 282,853,805
Value - Non-controlled affiliates (Note 3f ) ........................................................ 52,902,051
Value - Unaffiliated repurchase agreements ...................................................... 86,433,240
Cash .................................................................................... 7,002,599
Foreign currency, at value (cost $1,012,806) ...................................................... 1,007,795
Receivables:
Investment securities sold ................................................................... 8,711,322
Capital shares sold ........................................................................ 2,529,596
Dividends and interest ..................................................................... 35,287,390
Deposits with brokers for:
OTC derivative contracts .................................................................. 7,357,626
Futures contracts ........................................................................ 3,335,947
Centrally cleared swap contracts ............................................................ 986,446
OTC swap contracts (upfront payments $429,487) .................................................. 429,476
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,314,957
Unrealized appreciation on OTC swap contracts .................................................... 1,303,038
Deferred tax benefit ......................................................................... 981,055
Total assets .......................................................................... 3,909,643,590
Liabilities:
Payables:
Investment securities purchased .............................................................. 35,064,828
Capital shares redeemed ................................................................... 18,197,642
Management fees ......................................................................... 1,335,105
Distribution fees .......................................................................... 783,059
Transfer agent fees ........................................................................ 820,673
Trustees' fees and expenses ................................................................. 11,454
Distributions to shareholders ................................................................. 643,605
Variation margin on futures contracts ........................................................... 88,276
Variation margin on centrally cleared swap contracts ............................................... 401,038
Deposits from brokers for:
OTC derivative contracts .................................................................. 310,000
OTC swap contracts (upfront receipts $6,443,932) .................................................. 6,443,917
Unrealized depreciation on OTC swap contracts .................................................... 696,089
Options written, at value (premiums received $616,590) .............................................. 904,035
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,673,927
Payable upon return of securities loaned (Note 1 e ) .................................................. 3,450,024
Deferred tax ............................................................................... 139,383
Accrued expenses and other liabilities ........................................................... 282,069
Total liabilities ......................................................................... 71,245,124
Net assets, at value ................................................................. $3,838,398,466
Net assets consist of:
Paid-in capital ............................................................................. $4,511,056,576
Total distributable earnings (losses) ............................................................. (672,658,110)
Net assets, at value ................................................................. $3,838,398,466

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,968,423,982
Shares outstanding ........................................................................ 314,579,255
Net asset value per share
a
.................................................................. $9.44
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.81
Class C:
Net assets, at value ....................................................................... $227,217,432
Shares outstanding ........................................................................ 24,069,910
Net asset value and maximum offering price per share
a
............................................. $9.44
Class R:
Net assets, at value ....................................................................... $55,861,608
Shares outstanding ........................................................................ 5,945,790
Net asset value and maximum offering price per share ............................................. $9.40
Class R6:
Net assets, at value ....................................................................... $143,594,660
Shares outstanding ........................................................................ 15,192,505
Net asset value and maximum offering price per share ............................................. $9.45
Advisor Class:
Net assets, at value ....................................................................... $443,300,784
Shares outstanding ........................................................................ 46,916,129
Net asset value and maximum offering price per share ............................................. $9.45
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statement of Operations
for the six months ended October 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $507,704
Controlled affiliates (Note 3f) ................................................................. 5,111,862
Non-controlled affiliates (Note 3f) ............................................................. 2,550
Interest: (net of foreign taxes of $70,455)
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (6,390,509)
Paid in cash
a
........................................................................... 77,630,555
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 17,956
Non-controlled affiliates (Note 3f) ............................................................. 146
Total investment income ................................................................... 76,880,264
Expenses:
Management fees (Note 3 a ) ................................................................... 8,956,600
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,679,561
    Class C ................................................................................ 1,040,632
    Class R ................................................................................ 144,525
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,206,824
    Class C ................................................................................ 240,903
    Class R ................................................................................ 43,358
    Class R6 ............................................................................... 35,125
    Advisor Class ............................................................................ 347,756
Custodian fees (Note 4 ) ...................................................................... 41,487
Reports to shareholders fees .................................................................. 187,443
Registration and filing fees .................................................................... 84,847
Professional fees ........................................................................... 56,099
Trustees' fees and expenses .................................................................. 28,341
Marketplace lending fees (Note 1h) ............................................................. 120,884
Other .................................................................................... 95,218
Total expenses ......................................................................... 17,309,603
Expense reductions (Note 4 ) ............................................................... (845)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (903,513)
Net expenses ......................................................................... 16,405,245
Net investment income ................................................................ 60,475,019

Franklin Strategic Series
Financial Statements
Statement of Operations
(continued)
for the six months ended October 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
Franklin
Strategic
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,289,051)
Written options ........................................................................... 1,082,610
Foreign currency transactions ................................................................ 112,975
Forward exchange contracts ................................................................. 561,990
Futures contracts ......................................................................... (5,197,530)
Swap contracts ........................................................................... 8,257,566
Net realized gain (loss) .................................................................. 528,560
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (7,514,120)
Controlled affiliates (Note 3 f ) ............................................................... 14,241,589
Translation of other assets and liabilities denominated in foreign currencies .............................. (55,743)
Written options ........................................................................... (652,875)
Forward exchange contracts ................................................................. 437,545
Futures contracts ......................................................................... 2,733,941
Swap contracts ........................................................................... (4,006,880)
Change in deferred taxes on unrealized appreciation ............................................... (30,791)
Net change in unrealized appreciation (depreciation) ............................................ 5,152,666
Net realized and unrealized gain (loss) ............................................................ 5,681,226
Net increase (decrease) in net assets resulting from operations .......................................... $66,156,245
a
Includes amortization of premium and accretion of discount.

Franklin Strategic Series
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Franklin Strategic Income Fund
Six Months Ended
October 31, 2021
(unaudited)
Year Ended
April 30, 2021*
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $60,475,019 $158,061,455
Net realized gain (loss) ................................................. 528,560 (63,087,171)
Net change in unrealized appreciation (depreciation) ........................... 5,152,666 398,717,983
Net increase (decrease) in net assets resulting from operations ................ 66,156,245 493,692,267
Distributions to shareholders:
Class A ............................................................. (50,558,579) (107,559,827)
Class C ............................................................. (4,537,188) (15,093,095)
Class R ............................................................. (917,223) (2,213,268)
Class R6 ............................................................ (2,656,941) (5,315,212)
Advisor Class ........................................................ (8,485,690) (20,592,895)
Total distributions to shareholders .......................................... (67,155,621) (150,774,297)
Capital share transactions: (Note 2 )
Class A ............................................................. 108,021,938 (62,316,513)
Class C ............................................................. (161,365,717) (174,939,408)
Class R ............................................................. (3,498,370) (8,115,630)
Class R6 ............................................................ 10,975,725 (11,480,330)
Advisor Class ........................................................ (19,118,948) (100,161,067)
Total capital share transactions ............................................ (64,985,372) (357,012,948)
Net increase (decrease) in net assets ................................... (65,984,748) (14,094,978)
Net assets:
Beginning of period ..................................................... 3,904,383,214 3,918,478,192
End of period .......................................................... $3,838,398,466 $3,904,383,214
* Includes t he consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.

Franklin Strategic Series
Notes to Financial Statements (unaudited)
Franklin Strategic Income Fund
44
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eleven
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Strategic Income Fund
(Fund) is included in this report. The Fund offers five
classes of shares: Class A, Class C, Class R, Class R6 and
Advisor Class. Effective August 2, 2021, Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Prior to August 2,
2021, Class C shares converted to Class A shares after
a 10-year holding period. Each class of shares may differ
by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for
distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on October 29, 2021.
d. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a when-issued or delayed
delivery and to-be-announced (TBA) basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
f. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC cross currency swap contracts
primarily to manage and/or gain exposure to interest rate
risk. A cross currency swap is an agreement between
the Fund and a counterparty to exchange cash flows
(determined using either a fixed or floating rate) based
on the notional amounts of two different currencies. The
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
notional amounts are typically determined based on the
spot exchange rates at the opening of the contract. Cross
currency swaps may require the exchange of notional
amounts at the opening and/or closing of the contract. Over
the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded
as unrealized depreciation and appreciation until the
payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the cross currency swap contract
and prevailing market conditions (interest rate spreads and
other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into inflation index swap contracts
primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund
and a counterparty to exchange cash flows whereby one
party makes payments based on the percentage change in
an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded
fixed rate, applied to a notional amount. These agreements
may be privately negotiated in the over-the-counter market
(OTC inflation index swap) or may be executed on a
registered exchange (centrally cleared inflation index swap).
For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable. Over the term of the contract, contractually
required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
The Fund purchased or wrote exchange traded and/or OTC
option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 10 regarding other derivative information.
g. Loan Participation Notes
The Fund invests in loan participation notes (Participations).
Participations are loans originally issued to a borrower
by one or more financial institutions (the Lender) and
subsequently sold to other investors, such as the Fund.
Participations typically result in the Fund having a
contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender
any payments of principal, interest and fees which the
Lender received from the borrower. The Fund generally has
no rights to either enforce compliance by the borrower with
the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the
Participation. The Participations may also involve interest
rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
h. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
i. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
j. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
k. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
h. Marketplace Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
l. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
m. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
n. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2021
Year Ended
April 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 33,808,357 $321,336,165 44,940,433 $419,168,623
Shares issued in reinvestment of distributions .......... 5,030,856 47,773,005 10,896,555 101,560,092
Shares redeemed ............................... (27,469,771) (261,087,232) (62,539,562) (583,045,228)
Net increase (decrease) .......................... 11,369,442 $108,021,938 (6,702,574) $(62,316,513)
Class C Shares:
Shares sold ................................... 1,399,308 $13,302,564 4,080,529 $38,026,405
Shares issued in reinvestment of distributions .......... 462,291 4,391,174 1,553,033 14,456,669
Shares redeemed
a
.............................. (18,842,310) (179,059,455) (24,428,891) (227,422,482)
Net increase (decrease) .......................... (16,980,711) $(161,365,717) (18,795,329) $(174,939,408)
Class R Shares:
Shares sold ................................... 515,751 $4,884,379 1,625,591 $15,106,571
Shares issued in reinvestment of distributions .......... 96,587 913,173 236,633 2,195,157
Shares redeemed ............................... (982,644) (9,295,922) (2,735,323) (25,417,358)
Net increase (decrease) .......................... (370,306) $(3,498,370) (873,099) $(8,115,630)
Class R6 Shares:
Shares sold ................................... 2,230,508 $21,235,635 4,216,330 $39,518,885
Shares issued in reinvestment of distributions .......... 242,061 2,302,248 494,788 4,618,696
Shares redeemed ............................... (1,319,505) (12,562,158) (6,056,322) (55,617,911)
Net increase (decrease) .......................... 1,153,064 $10,975,725 (1,345,204) $(11,480,330)
Advisor Class Shares:
Shares sold ................................... 3,617,016 $34,436,988 13,810,883 $128,667,962
Shares issued in reinvestment of distributions .......... 843,698 8,021,710 2,092,114 19,511,932
Shares redeemed ............................... (6,478,397) (61,577,646) (26,597,589) (248,340,961)
Net increase (decrease) .......................... (2,017,683) $(19,118,948) (10,694,592) $(100,161,067)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2021, the annualized gross effective investment management fee rate was 0.456% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................. 0.25%
Class C .................................................................................. 0.65%
Class R .................................................................................. 0.50%
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2021, the Fund paid transfer agent fees of $2,873,966, of which $1,325,476 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $56,681
CDSC retained .............................................................................. $23,364
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $269,318,469 $— $(706,253) $ — $ 14,241,589 $ 282,853,805 34,705,988 $ 5,111,862
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $50,800,930 $2,569,143 $(3,228,022) $— $— $50,142,051 50,142,051 $2,550
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $3,737,000 $35,335,000 $(36,312,000) $ — $ — $2,760,000 2,760,000 $146
Total Affiliated Securities ... $323,856,399 $37,904,143 $(40,246,275) $— $14,241,589 $335,755,856 $5,114,558
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
g. Waivers and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2021, the capital loss carryforwards were as follows:
At October 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, swaps, inflation related adjustments on foreign securities, financial futures transactions and transfer in-kind.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2021, aggregated
$1,258,443,383 and $1,440,704,385, respectively.
At October 31, 2021, in connection with securities lending transactions, the Fund loaned non-U.S. sovereign debt and received
$3,450,024 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $79,106,941
Long term ................................................................................ 516,471,525
Total capital loss carryforwards ............................................................... $595,578,466
Cost of investments .......................................................................... $3,918,472,723
Unrealized appreciation ........................................................................ $138,216,288
Unrealized depreciation ........................................................................ (221,059,574)
Net unrealized appreciation (depreciation) .......................................................... $(82,843,286)
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
7. Credit Risk and Defaulted Securities
At October 31, 2021, the Fund had 48.6% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2021, the aggregate value of these securities was $-, representing -% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079 K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
12,532,821 K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
6,000,000 WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
20,000,000 WorkCapital BSD SARL, Term Loan, 6.5%, 11/02/22 . 2/13/19 19,530,078 —
Total Restricted Securities (Value is —% of Net Assets) .............. $21,266,508 $—
*
In U.S. dollars unless otherwise indicated.

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
10. Other Derivative Information
At October 31, 2021, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Investments in securities, at value $ 478,908
a
Options written, at value $ 904,035
Variation margin on futures
contracts
2,135,662
b
Variation margin on futures
contracts
590,636
b
Foreign exchange contracts ..
Investments in securities, at value 312,605
a
Options written, at value —
Unrealized appreciation on OTC
forward exchange contracts
1,314,957 Unrealized depreciation on OTC
forward exchange contracts
1,673,927
Credit contracts ............
Variation margin on centrally
cleared swap contracts
48,302
c
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
429,476 OTC swap contracts (upfront
receipts)
6,443,917
Unrealized appreciation on OTC
swap contracts
1,303,038 Unrealized depreciation on OTC
swap contracts
696,089
Value recovery instruments ...
Investments in securities, at value 10,552,237
d
Total .................... $16,575,185 $10,308,604
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
d
VRI are included in investments in securities, at value in the Statement of Assets and Liabilities.

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
For the period ended October 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended October 31, 2021, the average month end notional amount of futures contracts, options and swap contracts, the average month end contract value for forward exchange contracts and average month end fair value of VRI, were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(1,103,530) Investments $257,353
a
Written options 1,082,610 Written options (652,875)
Futures contracts (5,197,530) Futures contracts 2,733,941
Swap contracts 3,306,094 Swap contracts (2,170,716)
Foreign exchange contracts .....
Investments — Investments (50,259)
Swap contracts (200,657) Swap contracts 203,321
Forward exchange contracts 561,990 Forward exchange contracts 437,545
Credit contracts ...............
Swap contracts 5,152,129 Swap contracts (2,039,485)
Value recovery instruments Investments — Investments $(21,229)
a
Total ....................... $3,601,106 $(1,302,404)
a
Purchased option contracts and VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Franklin
Strategic
Income Fund
Futures contracts ......................... $570,414,335
Swap Contracts .......................... 163,247,611
Forward exchange contracts ................. 34,993,681
Options ................................. 186,159,714
VRI .................................... 7,969,808
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
At October 31, 2021, the Fund's OTC derivative assets and liabilities are as follows:
At October 31, 2021, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At October 31, 2021, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income Fund
Derivatives
Forward exchange contracts ............................. $ 1,314,957 $ 1,673,927
Options purchased ..................................... 791,513 —
Options written ........................................ — 904,035
Swap contracts ....................................... 1,732,514 7,140,006
Total ............................................. $3,838,984 $9,717,968
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $32,335 $— $— $— $32,335
BOFA .................... 53,615 — — — 53,615
CITI ..................... 629,496 (629,496) — — —
DBAB ................... 478,908 (478,908) — — —
GSCO ................... 76,149 (11,894) — — 64,255
JPHQ ................... 1,809,632 (1,809,632) — — —
MSCO ................... 758,849 — — (310,000) 448,849
Total ................... $3,838,984 $(2,929,930) $ — $(310,000) $599,054
$ 1
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
See Note 1(f) regarding derivative financial instruments.
See Abbreviations on page 63.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2021, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
CITI ..................... 6,303,874 (629,496) — (5,420,000) 254,378
DBAB ................... 904,035 (478,908) — (420,000) 5,127
GSCO ................... 11,894 (11,894) — — —
JPHQ ................... 2,498,165 (1,809,632) — (688,533) —
MSCO ................... — — — — —
Total ................... $9,717,968 $(2,929,930) $— $(6,528,533) $259,505
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 4,403,898 $ — $ — $ 4,403,898
Machinery ............................ — 6,046,866 — 6,046,866
Media ............................... 3,058,482 — 34,984 3,093,466
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 18,032 — 21,817 39,849
Specialty Retail ........................ 7 — — 7
Management Investment Companies ......... 317,278,805 — — 317,278,805
Warrants :
Oil, Gas & Consumable Fuels ............. — — 3
a
3
Paper & Forest Products ................. 22,522 — — 22,522
Software ............................. — — —
a
—
Convertible Bonds ....................... — 584,619 — 584,619
Corporate Bonds :
Aerospace & Defense ................... — 25,194,078 — 25,194,078
Air Freight & Logistics ................... — 3,642,377 — 3,642,377
Airlines .............................. — 28,783,254 — 28,783,254
Auto Components ...................... — 49,383,751 — 49,383,751
Automobiles .......................... — 11,446,059 — 11,446,059
Banks ............................... — 61,322,162 — 61,322,162
Beverages ........................... — 19,902,832 — 19,902,832
Biotechnology ......................... — 6,415,708 — 6,415,708
Building Products ...................... — 26,648,493 — 26,648,493
Capital Markets ........................ — 29,944,315 — 29,944,315
Chemicals ........................... — 146,972,005 — 146,972,005
Commercial Services & Supplies ........... — 35,593,663 — 35,593,663
Communications Equipment .............. — 12,545,913 — 12,545,913
Construction & Engineering ............... — 3,543,016 — 3,543,016
Construction Materials .................. — 7,034,650 — 7,034,650
Consumer Finance ..................... — 12,020,860 — 12,020,860
Containers & Packaging ................. — 65,857,859 — 65,857,859
Diversified Financial Services ............. — 21,490,916 — 21,490,916
Diversified Telecommunication Services ..... — 52,357,861 — 52,357,861
Electric Utilities ........................ — 67,477,941 — 67,477,941
Electrical Equipment .................... — 18,230,461 — 18,230,461
Electronic Equipment, Instruments &
Components ........................ — 13,222,301 — 13,222,301
Energy Equipment & Services ............. — 22,607,620 — 22,607,620
Entertainment ......................... — 21,244,040 — 21,244,040
Equity Real Estate Investment Trusts (REITs) . — 54,931,767 — 54,931,767
Food & Staples Retailing ................. — 7,343,325 — 7,343,325
Food Products ........................ — 58,720,494 — 58,720,494
Gas Utilities .......................... — 2,935,183 — 2,935,183
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Health Care Equipment & Supplies ......... $ — $ 9,670,000 $ — $ 9,670,000
Health Care Providers & Services .......... — 69,418,576 — 69,418,576
Hotels, Restaurants & Leisure ............. — 126,831,245 — 126,831,245
Household Durables .................... — 29,079,755 — 29,079,755
Household Products .................... — 26,857,071 — 26,857,071
Independent Power and Renewable Electricity
Producers .......................... — 60,707,394 — 60,707,394
Insurance ............................ — 11,048,447 — 11,048,447
Interactive Media & Services .............. — 16,693,799 — 16,693,799
Internet & Direct Marketing Retail .......... — 22,565,847 — 22,565,847
IT Services ........................... — 30,705,440 — 30,705,440
Machinery ............................ — 16,633,590 — 16,633,590
Marine .............................. — 12,535,980 — 12,535,980
Media ............................... — 88,058,858 — 88,058,858
Metals & Mining ....................... — 41,775,895 — 41,775,895
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,349,250 — 1,349,250
Multiline Retail ........................ — — —
a
—
Multi-Utilities .......................... — 8,393,795 — 8,393,795
Oil, Gas & Consumable Fuels ............. — 197,359,370 — 197,359,370
Paper & Forest Products ................. — 15,668,235 — 15,668,235
Personal Products ..................... — 15,239,610 — 15,239,610
Pharmaceuticals ....................... — 52,912,228 — 52,912,228
Real Estate Management & Development .... — 38,434,937 — 38,434,937
Road & Rail .......................... — 30,214,984 — 30,214,984
Software ............................. — 10,243,819 — 10,243,819
Specialty Retail ........................ — 39,157,304 — 39,157,304
Technology Hardware, Storage & Peripherals . — 2,111,134 — 2,111,134
Thrifts & Mortgage Finance ............... — 28,009,125 — 28,009,125
Tobacco ............................. — 15,341,973 — 15,341,973
Trading Companies & Distributors .......... — 27,039,755 — 27,039,755
Wireless Telecommunication Services ....... — 28,594,193 — 28,594,193
Senior Floating Rate Interests ............... — 62,617,006 —
a
62,617,006
Marketplace Loans ...................... — — 31,835,914 31,835,914
Loan Participations and Assignments ......... — 14,907,038 — 14,907,038
Foreign Government and Agency Securities .... — 562,153,888 — 562,153,888
U.S. Government and Agency Securities ....... — 78,702,029 — 78,702,029
Asset-Backed Securities .................. — 268,137,066 — 268,137,066
Commercial Mortgage-Backed Securities ...... — 8,350,570 — 8,350,570
Mortgage-Backed Securities ................ — 28,768,888 — 28,768,888
Municipal Bonds ......................... — 33,662,516 — 33,662,516
Residential Mortgage-Backed Securities ...... — 319,005,076 — 319,005,076
Escrows and Litigation Trusts ............... — 195,000 —
a
195,000
Options purchased ....................... — 791,513 — 791,513
Short Term Investments ................... 52,902,051 86,433,240 — 139,335,291
Total Investments in Securities ........... $377,683,797 $3,429,819,828 $31,892,718 $3,839,396,343
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,314,957 $ — $ 1,314,957
Futures contracts ........................ 2,135,662 — — 2,135,662
Swap contracts ......................... — 1,351,339 — 1,351,339
Total Other Financial Instruments ......... $2,135,662 $2,666,296 $— $4,801,958
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 904,035 $ — $ 904,035
Forward exchange contracts ................ — 1,673,927 — 1,673,927
Futures contracts ........................ 590,636 — — 590,636
Swap contracts .......................... — 696,088 — 696,088
Total Other Financial Instruments ......... $590,636 $3,274,050 $— $3,864,686
a
Includes securities determined to have no value at October 31, 2021.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America, N.A.
CITI
Citibank Inc.
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Voting Rights
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
T-Note
Treasury Note
VRI
Value Recovery Instrument
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
IDR
Indonesian Rupiah
USD
United States Dollar
UYU
Uruguayan Peso

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program–
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information

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Semiannual Report
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

194 S 12/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

By S\Jeffrey W. White________________________
     Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date December 23, 2021